UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	Vanguard Institutional Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006—June 30, 2006

Item 1:	Reports to Shareholders

Vanguard ® Institutional Index Fund

> Semiannual Report

June 30, 2006

> During the fiscal half-year ended June 30, 2006, Vanguard Institutional Index Fund gained 2.7%, matching the return of its benchmark index.

> Like its benchmark, the fund retreated in the second quarter after performing strongly in the first quarter.

> The index’s energy and industrials sectors produced healthy returns, but these were offset by losses in the poorly performing health care and information technology sectors.

Contents

Your Fund's Total Returns	1

Chairman's Letter	2

Fund Profile	5

Performance Summary	6

Financial Statements	7

About Your Fund's Expenses	21

Trustees Approve Advisory Arrangement	23

Glossary	24

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2006
Total Return

Vanguard Institutional Index Fund

Institutional Shares[1]	2.7%

Institutional Plus Shares[2]	2.7

S&P 500 Index	2.7

Average Large-Cap Core Fund[3]	1.3

Your Fund's Performance at a Glance December 31, 2005-June 30, 2006
			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Vanguard Institutional Index Fund

Institutional Shares	$114.01	$116.07	$1.030	$0.000

Institutional Plus Shares	114.01	116.08	1.045	0.000

1 This class of shares carries low expenses and is available for a minimum investment of $5 million.
2 This class of shares also carries low expenses and is available for a minimum investment of $200 million.
3 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

For the six months ended June 30, 2006, Vanguard Institutional Index Fund returned 2.7%, as the U.S. stock market climbed steadily, then drifted backward. The alignment of the fund’s result with that of the benchmark, the Standard & Poor’s 500 Index, was an accomplishment that reflects the fund’s superior trading and portfolio-construction methodologies and its low expenses. For the period, the fund topped the average performance of large-capitalization core funds by more than 1 percentage point.

Stocks started strongly, then retreated on inflation concerns

The U.S. stock market climbed from January into early May, taking its cues from healthy economic data, strong corporate earnings, and historically low unemployment rates. In a strange twist, these positive dynamics helped to nudge the market off track in mid-May, as investors feared that the economy—and inflationary pressures—had gained too much steam. The broad U.S. market lost roughly half of its 2006 gains in a volatile May and June, but still returned about 3.5% for the half-year.

International equities traced a similar path, though their highs were generally higher and the declines, greater. As a group, they outpaced U.S. stocks for the half-year, with European stocks performing particularly well.

2

Bonds struggled to maintain footing as interest rates climbed

The Federal Reserve Board raised its target for the federal funds rate four times during the period, to 5.25%, marking the 17th consecutive rate hike since the central bank began its inflation-fighting campaign two years ago. The broad market for taxable U.S. bonds finished the six months with a modestly negative return, while municipal bond returns were modestly positive.

Yields of U.S. Treasury securities rose at both ends of the maturity spectrum, but the yield curve remained relatively flat, with only 20 basis points separating the yields of the shortest- and longest-term issues. High-yield bonds were one of the better-performing segments of a stagnant fixed income market.

Losses in May and June minimized the fund’s six-month return

The performance of the Institutional Index Fund during the fiscal half-year echoed investor sentiment, which was bullish through the first four months of the year, then increasingly bearish in May and June as inflation fears—and volatility—increased.

The energy and industrials sectors produced healthy returns during the six months. As energy supplies continued to be tight and prices increased, big oil firms such as ExxonMobil, ConocoPhillips, and

Market Barometer
	Total Returns Periods Ended June 30, 2006
	Six Months	One Year	Five Years[1]

Stocks

Russell 1000 Index (Large-caps)	2.8%	9.1%	3.1%

Russell 2000 Index (Small-caps)	8.2	14.6	8.5

Dow Jones Wilshire 5000 Index (Entire market)	3.5	10.0	4.1

MSCI All Country World Index ex USA (International)	10.0	28.4	11.9

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	-0.7%	-0.8%	5.0%

Lehman Municipal Bond Index	0.3	0.9	5.0

Citigroup 3-Month Treasury Bill Index	2.2	4.0	2.2

CPI

Consumer Price Index	3.1%	4.3%	2.7%

1 Annualized

3

Chevron earned robust returns. In the industrials sector, both Caterpillar and Textron were standout performers.

Another bright spot for the index was the telecommunication services sector. Although the sector represents only 3% of the index’s holdings, it was up 14% during the six months. Firms such as BellSouth and Qwest Communications advanced steadily, bolstering relatively weak returns of other sectors.

Concerns about the sustainability of strong consumer spending in the face of rising interest rates and surging energy prices weighed on the retailers and entertainment companies that make up the consumer discretionary sector, which gained 2.6%. The financial services sector, the index’s largest weighting, gained 3%.

The index’s information technology and health care sectors both declined. Among IT companies, both earnings and corporate spending continued to disappoint. Industry giants Intel and Microsoft reported weak earnings for the period.

A strategy built on the principles of successful long-term investing

Institutional investors often have unusually long time horizons, which allow them to tune out the market’s daily cacophony and focus on the enduring principles that can help their organizations reach their financial goals. Vanguard Institutional Index Fund embodies many of these principles. The fund’s broad diversification positions your organization to benefit from the U.S economy’s potential for long-term growth And the fund’s extraordinarily low expenses provide you with exposure to the U.S. large-cap stock market with remarkable efficiency.

In fact, the fund’s diversification, low turnover rate, and low costs represent a proven formula for managing all of your investments. Long-term investing success is far more likely with a steady mix of low cost stock, bond, and cash investments tailored to your organization’s particular situation and goals.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
July 17, 2006

4

Fund Profile
As of June 30, 2006

Portfolio Characteristics

	Fund	Target Index[1]

Number of Stocks	508	500

Median Market Cap	$48.6B	$48.6B

Price/Earnings Ratio	16.7x	16.7x

Price/Book Ratio	2.7x	2.7x

Yield	1.9%

Institutional Shares	1.9%

Institutional Plus Shares	1.9%

Return on Equity	18.8%	18.8%

Earnings Growth Rate	15.7%	15.7%

Foreign Holdings	0.0%	0.0%

Turnover Rate	11%[2]	—

Expense Ratio	—

Institutional Shares	0.05%[2]

Institutional Plus Shares	0.025%[2]

Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)

	Fund	Target Index[1]

Consumer Discretionary	10%	10%

Consumer Staples	10	10

Energy	10	10

Financials	22	22

Health Care	12	12

Industrials	12	12

Information Technology	15	15

Materials	3	3

Telecommunication Services	3	3

Utilities	3	3

Volatility Measures

	Fund	Target Index[1]

R-Squared	1.00	1.00

Beta	1.00	1.00

Ten Largest Holdings3 (% of total net assets)

ExxonMobil Corp.	inegrated oil
	and gas	3.2%

General Electric Co.	industrial
	conglomerate	3.0

Citigroup, Inc.	diversified
	financial services	2.1

Bank of America Corp.	diversified
	financial services	1.9

Microsoft Corp.	systems software	1.8

The Procter & Gamble Co.	household products	1.6

Johnson & Johnson	pharmaceuticals	1.5

Pfizer Inc.	pharmaceuticals	1.5

American International
Group, Inc.	multi-line insurance	1.3

Altria Group, Inc.	tobacco	1.3

Top Ten		19.2%

Investment Focus

1 S&P 500 Index.
2 Annualized.
3 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.
  See page 24 for a glossary of investment terms.

5

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006
	Inception Date	One Year	Five Years	Ten Years

Institutional Shares	7/31/1990	8.62%	2.50%	8.38%

Institutional Plus Shares	7/7/1997	8.65	2.53	5.47[2]

1 Six months ended June 30, 2006.
2 Return since inception.
Note: See Financial Highlights tables on pages 16 and 17 for dividend and capital gains information.

6

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)

Common Stocks (99.8%)[1]

Consumer Discretionary (10.2%)
Time Warner, Inc.	21,309,773	368,659
Home Depot, Inc.	10,286,171	368,142
* Comcast Corp. Class A	10,462,656	342,547
The Walt Disney Co.	10,922,455	327,674
Lowe's Cos., Inc.	3,860,686	234,228
News Corp., Class A	11,767,326	225,697
Target Corp.	4,296,630	209,976
McDonald's Corp.	6,200,898	208,350
* Starbucks Corp.	3,819,230	144,214
* Viacom Inc. Class B	3,570,028	127,950
Best Buy Co., Inc.	2,003,319	109,862
CBS Corp.	3,826,030	103,494
Federated Department
Stores, Inc.	2,752,900	100,756
* Kohl's Corp.	1,694,076	100,154
Carnival Corp.	2,161,350	90,215
The McGraw-Hill Cos., Inc.	1,780,411	89,430
Staples, Inc.	3,623,248	88,117
^General Motors Corp.	2,814,314	83,838
Johnson Controls, Inc.	970,110	79,762
J.C. Penney Co., Inc.
(Holding Co.)	1,168,561	78,890
Clear Channel
Communications, Inc.	2,504,223	77,506
NIKE, Inc. Class B	939,363	76,088
Omnicom Group Inc.	848,912	75,630
* Sears Holdings Corp.	482,629	74,730
Harley-Davidson, Inc.	1,336,822	73,378
Yum! Brands, Inc.	1,353,251	68,028
Gannett Co., Inc.	1,183,353	66,185
Harrah's Entertainment, Inc.	919,265	65,433
Starwood Hotels &
Resorts Worldwide, Inc.	1,080,973	65,226
Ford Motor Co.	9,334,845	64,690
International
Game Technology	1,687,318	64,017
Marriott International, Inc.
Class A	1,627,035	62,023
* Amazon.com, Inc.	1,538,644	59,515
* Coach, Inc.	1,915,479	57,273
* Office Depot, Inc.	1,431,608	54,401
TJX Cos., Inc.	2,274,122	51,986
Fortune Brands, Inc.	729,567	51,807
The Gap, Inc.	2,736,821	47,621
* Bed Bath & Beyond, Inc.	1,404,325	46,581
Hilton Hotels Corp.	1,645,876	46,545
Limited Brands, Inc.	1,706,948	43,681
Nordstrom, Inc.	1,071,491	39,109
H & R Block, Inc.	1,634,130	38,990
* Univision
Communications Inc.	1,109,768	37,177
* Apollo Group, Inc. Class A	696,274	35,976
Genuine Parts Co.	859,159	35,793
Newell Rubbermaid, Inc.	1,377,239	35,574
^Tribune Co.	1,091,468	35,396
Eastman Kodak Co.	1,429,208	33,987
Wendy's International, Inc.	580,265	33,824
D. R. Horton, Inc.	1,353,450	32,239
Whirlpool Corp.	388,004	32,069
Mattel, Inc.	1,937,854	31,994
Black & Decker Corp.	378,061	31,931
Lennar Corp. Class A	693,683	30,779
Pulte Homes, Inc.	1,059,669	30,508
Centex Corp.	603,860	30,374
VF Corp.	436,918	29,675
Harman International
Industries, Inc.	332,808	28,412
Sherwin-Williams Co.	555,098	26,356
Darden Restaurants Inc.	642,420	25,311
* AutoZone Inc.	266,413	23,498
Tiffany & Co.	700,757	23,139
Leggett & Platt, Inc.	909,294	22,714
Dollar General Corp.	1,553,378	21,716
Circuit City Stores, Inc.	750,944	20,441
Liz Claiborne, Inc.	520,712	19,298
Family Dollar Stores, Inc.	774,741	18,927
E.W. Scripps Co. Class A	424,233	18,301

7

	Shares	Market Value• ($000)

* Interpublic
Group of Cos., Inc.	2,175,924	18,169
Jones Apparel Group, Inc.	561,419	17,848
New York Times Co.
Class A	722,382	17,727
KB Home	375,808	17,231
The Stanley Works	352,638	16,652
* AutoNation, Inc.	739,624	15,857
Brunswick Corp.	471,696	15,684
Hasbro, Inc.	858,571	15,549
OfficeMax, Inc.	354,243	14,435
Snap-On Inc.	289,715	11,710
Meredith Corp.	210,788	10,442
Dow Jones & Co., Inc.	294,937	10,326
* The Goodyear Tire &
Rubber Co.	884,223	9,815
Dillard's Inc.	307,614	9,798
* Big Lots Inc.	569,035	9,719
RadioShack Corp.	672,453	9,414
^Cooper Tire & Rubber Co.	307,123	3,421
The McClatchy Co. Class A	62,108	2,492
* Comcast Corp.
Special Class A	51,886	1,701
* Viacom Inc. Class A	18,015	648
CBS Corp. Class A	18,015	487
News Corp., Class B	4,500	91

		5,827,023
Consumer Staples (9.6%)
The Procter & Gamble Co.	16,330,284	907,964
Altria Group, Inc.	10,391,514	763,049
Wal-Mart Stores, Inc.	12,442,887	599,374
PepsiCo, Inc.	8,223,508	493,739
The Coca-Cola Co.	10,199,381	438,777
Walgreen Co.	5,026,783	225,401
Anheuser-Busch Cos., Inc.	3,845,699	175,325
Colgate-Palmolive Co.	2,561,162	153,414
Kimberly-Clark Corp.	2,287,874	141,162
Archer-Daniels-Midland Co.	3,256,650	134,434
Costco Wholesale Corp.	2,344,979	133,969
CVS Corp.	4,072,591	125,029
Sysco Corp.	3,077,858	94,059
General Mills, Inc.	1,771,174	91,499
The Kroger Co.	3,600,070	78,698
Avon Products, Inc.	2,240,607	69,459
H.J. Heinz Co.	1,667,049	68,716
Sara Lee Corp.	3,782,441	60,595
Kellogg Co.	1,213,425	58,766
Safeway, Inc.	2,239,720	58,233
ConAgra Foods, Inc.	2,584,322	57,139
Reynolds American Inc.	426,406	49,165
The Hershey Co.	883,729	48,667
The Clorox Co.	750,684	45,769
Whole Foods Market, Inc.	696,962	45,052
Wm. Wrigley Jr. Co.	879,820	39,909
UST, Inc.	803,007	36,288
Campbell Soup Co.	922,038	34,217
SuperValu Inc.	1,017,640	31,242
Coca-Cola Enterprises, Inc.	1,510,039	30,759
Brown-Forman Corp.
Class B	413,675	29,557
* Dean Foods Co.	677,660	25,202
* Constellation Brands, Inc.
Class A	990,959	24,774
Estee Lauder Cos. Class A	592,600	22,916
McCormick & Co., Inc.	660,741	22,168
The Pepsi Bottling Group, Inc.	668,194	21,482
Molson Coors Brewing Co.
Class B	286,933	19,477
Tyson Foods, Inc.	1,256,549	18,672
Alberto-Culver Co. Class B	379,394	18,484
Wm. Wrigley Jr. Co. Class B	224,830	10,185

		5,502,786
Energy (10.2%)
ExxonMobil Corp.	30,109,542	1,847,220
Chevron Corp.	11,030,580	684,558
ConocoPhillips Co.	8,214,412	538,290
Schlumberger Ltd.	5,871,563	382,297
Occidental Petroleum Corp.	2,131,168	218,551
Valero Energy Corp.	3,062,678	203,729
Halliburton Co.	2,568,672	190,621
Marathon Oil Corp.	1,803,582	150,238
Baker Hughes, Inc.	1,695,675	138,791
Devon Energy Corp.	2,189,437	132,264
* Transocean Inc.	1,616,739	129,856
Apache Corp.	1,643,859	112,193
Anadarko Petroleum Corp.	2,281,723	108,815
* Weatherford
International Ltd.	1,734,994	86,090
EOG Resources, Inc.	1,207,089	83,700
XTO Energy, Inc.	1,811,963	80,216
Kerr-McGee Corp.	1,129,534	78,333
Williams Cos., Inc.	2,961,500	69,181
Hess Corp.	1,199,865	63,413
Chesapeake Energy Corp.	2,046,023	61,892
BJ Services Co.	1,599,730	59,606
* National Oilwell Varco Inc.	870,562	55,124
* Nabors Industries, Inc.	1,544,509	52,189
El Paso Corp.	3,461,841	51,928
Kinder Morgan, Inc.	518,565	51,799
Noble Corp.	685,501	51,015
Murphy Oil Corp.	826,449	46,165
Sunoco, Inc.	659,808	45,718
CONSOL Energy, Inc.	750,220	35,050
Rowan Cos., Inc.	549,184	19,545

		5,828,387
Financials (21.4%)
Citigroup, Inc.	24,739,447	1,193,431
Bank of America Corp.	22,710,350	1,092,368
American
International Group, Inc.	12,926,272	763,296
JPMorgan Chase & Co.	17,291,050	726,224
Wells Fargo & Co.	8,360,496	560,822

8

	Shares	Market Value• ($000)

Wachovia Corp.	8,004,578	432,888
Morgan Stanley	5,330,167	336,920
American Express Co.	6,140,050	326,773
The Goldman
Sachs Group, Inc.	2,150,046	323,431
Merrill Lynch & Co., Inc.	4,598,242	319,854
U.S. Bancorp	8,857,405	273,517
Fannie Mae	4,816,677	231,682
Washington Mutual, Inc.	4,781,079	217,922
Freddie Mac	3,438,669	196,039
MetLife, Inc.	3,775,284	193,332
Prudential Financial, Inc.	2,448,345	190,236
Lehman Brothers
Holdings, Inc.	2,664,469	173,590
The Allstate Corp.	3,161,784	173,044
The St. Paul
Travelers Cos. Inc.	3,464,718	154,457
SunTrust Banks, Inc.	1,809,504	137,993
Capital One Financial Corp.	1,507,964	128,856
The Hartford Financial
Services Group Inc.	1,508,229	127,596
The Bank of
New York Co., Inc.	3,840,444	123,662
Countrywide
Financial Corp.	3,023,589	115,138
AFLAC Inc.	2,481,279	115,007
BB&T Corp.	2,736,974	113,831
SLM Corp.	2,044,568	108,199
PNC Financial
Services Group	1,472,937	103,356
The Chubb Corp.	2,064,638	103,025
Fifth Third Bancorp	2,769,220	102,323
Progressive Corp. of Ohio	3,893,898	100,112
National City Corp.	2,699,389	97,691
State Street Corp.	1,653,784	96,068
Golden West
Financial Corp.	1,274,524	94,570
Bear Stearns Co., Inc.	600,075	84,059
Charles Schwab Corp.	5,134,306	82,046
ACE Ltd.	1,618,162	81,863
Lincoln National Corp.	1,428,735	80,638
The Principal
Financial Group, Inc.	1,378,229	76,698
Simon Property
Group, Inc. REIT	912,201	75,658
Regions Financial Corp.	2,269,708	75,173
Marsh &
McLennan Cos., Inc.	2,733,992	73,517
KeyCorp	2,011,231	71,761
Loews Corp.	2,020,327	71,621
Mellon Financial Corp.	2,057,903	70,854
North Fork Bancorp, Inc.	2,314,800	69,838
Equity Office
Properties Trust REIT	1,821,866	66,516
Franklin Resources Corp.	763,176	66,251
Moody's Corp.	1,215,480	66,195
Legg Mason Inc.	657,066	65,391
Equity Residential REIT	1,449,211	64,823
ProLogis REIT	1,218,934	63,531
Genworth Financial Inc.	1,815,279	63,244
Vornado Realty Trust REIT	591,749	57,725
Aon Corp.	1,585,583	55,210
XL Capital Ltd. Class A	897,048	54,989
Ameriprise Financial, Inc.	1,216,031	54,320
Archstone-Smith Trust REIT	1,063,466	54,098
CIT Group Inc.	991,920	51,867
Marshall & Ilsley Corp.	1,121,044	51,277
Northern Trust Corp.	922,213	50,998
T. Rowe Price Group Inc.	1,321,452	49,964
* E*TRADE Financial Corp.	2,121,894	48,422
M & T Bank Corp.	392,705	46,308
AmSouth Bancorp	1,721,946	45,545
Synovus Financial Corp.	1,605,856	43,005
Ambac Financial Group, Inc.	525,994	42,658
Comerica, Inc.	809,375	42,079
Zions Bancorp	528,767	41,212
Boston Properties, Inc. REIT	454,323	41,071
Cincinnati Financial Corp.	862,147	40,530
MBIA, Inc.	670,356	39,249
Kimco Realty Corp. REIT	1,052,835	38,418
Sovereign Bancorp, Inc.	1,872,468	38,030
Compass Bancshares Inc.	642,419	35,718
Safeco Corp.	593,068	33,419
Commerce Bancorp, Inc.	916,456	32,690
Plum Creek
Timber Co. Inc. REIT	917,169	32,560
Public Storage, Inc. REIT	411,685	31,247
Torchmark Corp.	499,326	30,319
Huntington Bancshares Inc.	1,220,298	28,775
MGIC Investment Corp.	435,005	28,275
UnumProvident Corp.	1,489,676	27,008
First Horizon National Corp.	613,969	24,682
Apartment Investment &
Management Co.
Class A REIT	484,315	21,043
Janus Capital Group Inc.	1,055,537	18,894
Federated Investors, Inc.	420,509	13,246

	12,261,781
Health Care (12.2%)
Johnson & Johnson	14,735,494	882,951
Pfizer Inc.	36,464,784	855,828
Merck & Co., Inc.	10,861,117	395,670
* Amgen, Inc.	5,868,283	382,788
Abbott Laboratories	7,595,141	331,224
Eli Lilly & Co.	5,624,018	310,839
UnitedHealth Group Inc.	6,703,245	300,171
Wyeth	6,698,014	297,459
Medtronic, Inc.	6,006,551	281,827
Bristol-Myers Squibb Co.	9,785,160	253,044
* WellPointInc	3,172,022	230,828
Schering-Plough Corp.	7,370,204	140,255
* Gilead Sciences, Inc.	2,264,273	133,954

9

	Shares	Market Value• ($000)

Cardinal Health, Inc.	2,078,406	133,704
Baxter International, Inc.	3,258,504	119,783
Aetna Inc.	2,821,460	112,661
Caremark Rx, Inc.	2,201,607	109,794
* Boston Scientific Corp.	6,046,349	101,821
HCA Inc.	2,030,524	87,617
* Medco Health
Solutions, Inc.	1,501,124	85,984
Allergan, Inc.	759,578	81,472
* Biogen Idec Inc.	1,711,056	79,273
* Genzyme Corp.	1,295,471	79,089
Becton, Dickinson & Co.	1,230,636	75,229
McKesson Corp.	1,513,298	71,549
* Zimmer Holdings, Inc.	1,234,763	70,036
* Forest Laboratories, Inc.	1,621,602	62,740
Stryker Corp.	1,455,097	61,274
CIGNA Corp.	595,906	58,703
* St. Jude Medical, Inc.	1,796,106	58,230
* Express Scripts Inc.	731,529	52,480
Quest Diagnostics, Inc.	808,515	48,446
* Fisher Scientific
International Inc.	617,720	45,124
* Humana Inc.	819,229	43,993
* Coventry Health Care Inc.	798,542	43,872
AmerisourceBergen Corp.	1,044,377	43,780
* Laboratory Corp. of
America Holdings	620,475	38,612
Biomet, Inc.	1,226,126	38,365
C.R. Bard, Inc.	515,203	37,744
* MedImmune Inc.	1,237,642	33,540
* Hospira, Inc.	777,216	33,374
Applera Corp.-Applied
Biosystems Group	920,728	29,786
* Thermo Electron Corp.	814,419	29,515
IMS Health, Inc.	995,014	26,716
* Barr Pharmaceuticals Inc.	529,027	25,229
* Patterson Cos	689,785	24,094
Health Management
Associates Class A	1,200,957	23,671
* Waters Corp.	515,610	22,893
Mylan Laboratories, Inc.	1,047,413	20,948
* King Pharmaceuticals, Inc.	1,208,009	20,536
Manor Care, Inc.	394,078	18,490
* Millipore Corp.	265,168	16,703
* Tenet Healthcare Corp.	2,344,925	16,368
PerkinElmer, Inc.	631,445	13,197
Bausch & Lomb, Inc.	267,831	13,134
* Watson
Pharmaceuticals, Inc.	509,882	11,870

		7,018,277
Industrials (11.7%)
General Electric Co.	51,747,901	1,705,611
United Parcel Service, Inc.	5,397,739	444,396
The Boeing Co.	3,979,039	325,923
United Technologies Corp.	5,030,464	319,032
3M Co.	3,751,845	303,037
Tyco International Ltd.	10,134,946	278,711
Caterpillar, Inc.	3,332,271	248,188
FedEx Corp.	1,518,285	177,427
Emerson Electric Co.	2,042,593	171,190
Honeywell International Inc.	4,120,032	166,037
Burlington Northern
Santa Fe Corp.	1,814,612	143,808
General Dynamics Corp.	2,008,806	131,496
Lockheed Martin Corp.	1,762,246	126,424
Union Pacific Corp.	1,338,334	124,412
Norfolk Southern Corp.	2,063,582	109,824
Northrop Grumman Corp.	1,710,638	109,583
Raytheon Co.	2,220,211	98,955
Illinois Tool Works, Inc.	2,060,901	97,893
Deere & Co.	1,167,200	97,450
Waste Management, Inc.	2,712,613	97,329
Cendant Corp.	4,977,344	81,081
CSX Corp.	1,102,643	77,670
Danaher Corp.	1,173,975	75,510
Ingersoll-Rand Co.	1,637,219	70,040
PACCAR, Inc.	829,545	68,338
Rockwell Automation, Inc.	883,235	63,602
Textron, Inc.	647,301	59,668
Masco Corp.	1,976,412	58,581
Southwest Airlines Co.	3,514,357	57,530
Eaton Corp.	747,396	56,354
Dover Corp.	1,014,497	50,147
Rockwell Collins, Inc.	851,278	47,561
Parker Hannifin Corp.	598,641	46,455
L-3 Communications
Holdings, Inc.	606,806	45,765
Pitney Bowes, Inc.	1,104,477	45,615
ITT Industries, Inc.	920,367	45,558
Cooper Industries, Inc.
Class A	459,740	42,719
Fluor Corp.	435,581	40,479
American
Standard Cos., Inc.	880,286	38,090
Robert Half International, Inc.	854,695	35,897
R.R. Donnelley & Sons Co.	1,075,166	34,352
Avery Dennison Corp.	546,114	31,707
W.W. Grainger, Inc.	380,167	28,600
Cummins Inc.	230,970	28,236
* Monster Worldwide Inc.	639,653	27,288
Cintas Corp.	685,944	27,273
Goodrich Corp.	617,282	24,870
Equifax, Inc.	640,604	21,998
Ryder System, Inc.	303,821	17,752
Pall Corp.	622,636	17,434
American Power
Conversion Corp.	846,047	16,489
* Allied Waste Industries, Inc.	1,205,030	13,689
* Navistar International Corp.	308,244	7,586
* Raytheon Co.
Warrants Exp. 6/16/11	20,998	266

		6,680,926

10

	Shares	Market Value• ($000)

Information Technology (14.8%)
Microsoft Corp.	43,659,124	1,017,258
* Cisco Systems, Inc.	30,379,600	593,314
International Business
Machines Corp.	7,715,442	592,700
Intel Corp.	28,948,245	548,569
Hewlett-Packard Co.	13,882,126	439,786
* Google Inc.	1,025,634	430,079
QUALCOMM Inc.	8,341,296	334,236
* Oracle Corp.	19,379,779	280,813
* Dell Inc.	11,304,480	275,942
Motorola, Inc.	12,291,446	247,673
* Apple Computer, Inc.	4,232,396	241,754
Texas Instruments, Inc.	7,753,385	234,850
* Yahoo! Inc.	6,239,562	205,906
* Corning, Inc.	7,750,917	187,495
First Data Corp.	3,809,713	171,589
* eBay Inc.	5,754,108	168,538
Automatic Data
Processing, Inc.	2,868,183	130,072
* EMC Corp.	11,766,909	129,083
Applied Materials, Inc.	7,781,894	126,689
* Adobe Systems, Inc.	2,979,288	90,451
* Symantec Corp.	5,150,851	80,044
* Sun Microsystems, Inc.	17,405,096	72,231
* Broadcom Corp.	2,279,287	68,493
* Agilent Technologies, Inc.	2,121,537	66,956
* Network Appliance, Inc.	1,861,809	65,722
* Electronic Arts Inc.	1,523,405	65,567
Paychex, Inc.	1,663,014	64,824
* Xerox Corp.	4,569,410	63,560
Electronic Data
Systems Corp.	2,579,720	62,068
* Advanced Micro
Devices, Inc.	2,408,886	58,825
Analog Devices, Inc.	1,797,137	57,760
* Micron Technology, Inc.	3,608,222	54,340
* Lucent Technologies, Inc.	22,292,100	53,947
* Intuit, Inc.	850,105	51,338
Maxim Integrated
Products, Inc.	1,595,726	51,239
Linear Technology Corp.	1,510,819	50,597
* Freescale
Semiconductor, Inc.
Class B	1,698,421	49,934
* SanDisk Corp.	971,956	49,550
CA, Inc.	2,270,354	46,656
* Computer Sciences Corp.	934,478	45,266
* Juniper Networks, Inc.	2,815,085	45,013
KLA-Tencor Corp.	990,528	41,176
National
Semiconductor Corp.	1,679,900	40,066
* Autodesk, Inc.	1,154,617	39,788
* Fiserv, Inc.	874,212	39,654
Xilinx, Inc.	1,711,610	38,768
* NVIDIA Corp.	1,753,987	37,342
* Citrix Systems, Inc.	906,236	36,376
* NCR Corp.	905,519	33,178
* Altera Corp.	1,787,672	31,374
* Affiliated Computer
Services, Inc. Class A	589,871	30,443
* Tellabs, Inc.	2,229,523	29,675
* Lexmark International, Inc.	523,960	29,253
* VeriSign, Inc.	1,219,611	28,258
* BMC Software, Inc.	1,058,879	25,307
Molex, Inc.	707,321	23,745
* Avaya Inc.	2,048,002	23,388
Jabil Circuit, Inc.	887,148	22,711
* JDS Uniphase Corp.	8,395,258	21,240
* Comverse Technology, Inc.	1,007,598	19,920
* LSI Logic Corp.	1,978,658	17,709
* Novellus Systems, Inc.	634,565	15,674
* Solectron Corp.	4,555,869	15,581
Sabre Holdings Corp.	662,074	14,566
* Ciena Corp.	2,930,806	14,097
* QLogic Corp.	803,164	13,847
* Teradyne, Inc.	987,434	13,755
Symbol Technologies, Inc.	1,264,185	13,641
* Convergys Corp.	698,053	13,612
* Compuware Corp.	1,882,027	12,610
Tektronix, Inc.	417,124	12,272
* Sanmina-SCI Corp.	2,654,379	12,210
* Novell, Inc.	1,690,477	11,208
* Unisys Corp.	1,708,438	10,729
* ADC
Telecommunications, Inc.	585,031	9,864
* PMC Sierra Inc.	1,028,413	9,667
* Freescale
Semiconductor, Inc.
Class A	320,600	9,297
* Parametric Technology Corp.	554,760	7,051
* Andrew Corp.	795,793	7,051
* Gateway, Inc.	1,322,780	2,513

		8,499,343
Materials (3.0%)
E.I. du Pont de
Nemours & Co.	4,584,545	190,717
Dow Chemical Co.	4,785,772	186,789
Alcoa Inc.	4,329,869	140,115
Newmont Mining Corp.
(Holding Co.)	2,233,784	118,234
Monsanto Co.	1,346,380	113,352
Praxair, Inc.	1,607,809	86,822
Nucor Corp.	1,550,477	84,113
Phelps Dodge Corp.	1,014,142	83,322
International Paper Co.	2,452,906	79,229
Weyerhaeuser Co.	1,225,205	76,269
Air Products &
Chemicals, Inc.	1,115,504	71,303
PPG Industries, Inc.	824,153	54,394
Freeport-McMoRan
Copper & Gold, Inc.
Class B	937,713	51,959

11

	Shares	Market Value• ($000)

United States Steel Corp.	622,350	43,639
Vulcan Materials Co.	500,588	39,046
Ecolab, Inc.	906,101	36,770
Rohm & Haas Co.	723,072	36,240
Allegheny Technologies Inc.	434,006	30,051
MeadWestvaco Corp.	901,246	25,172
Sigma-Aldrich Corp.	333,621	24,234
Ashland, Inc.	354,001	23,612
Temple-Inland Inc.	550,479	23,599
Eastman Chemical Co.	407,715	22,017
Sealed Air Corp.	406,452	21,168
Ball Corp.	521,672	19,323
* Pactiv Corp.	703,979	17,423
Bemis Co., Inc.	522,847	16,010
International Flavors &
Fragrances, Inc.	393,637	13,872
Louisiana-Pacific Corp.	528,988	11,585
* Hercules, Inc.	563,829	8,604

		1,748,983
Telecommunication Services (3.3%)
AT&T Inc.	19,348,290	539,624
Verizon
Communications Inc.	14,517,498	486,191
BellSouth Corp.	9,001,338	325,848
Sprint Nextel Corp.	14,824,882	296,349
Alltel Corp.	1,936,289	123,593
* Qwest Communications
International Inc.	7,789,336	63,016
* Embarq Corp.	741,653	30,400
CenturyTel, Inc.	578,784	21,502
Citizens
Communications Co.	1,620,943	21,153

		1,907,676
Utilities (3.4%)
Exelon Corp.	3,326,623	189,052
Duke Energy Corp.	6,145,685	180,499
TXU Corp.	2,301,098	137,583
Dominion Resources, Inc.	1,729,408	129,342
Southern Co.	3,692,610	118,348
FirstEnergy Corp.	1,641,331	88,977
FPL Group, Inc.	2,011,636	83,241
Public Service
Enterprise Group, Inc.	1,251,307	82,736
Entergy Corp.	1,034,729	73,207
PG&E Corp.	1,727,494	67,856
American Electric
Power Co., Inc.	1,960,136	67,135
Edison International	1,621,218	63,228
PPL Corp.	1,893,356	61,155
* AES Corp.	3,275,811	60,439
Sempra Energy	1,289,137	58,630
Consolidated Edison Inc.	1,222,963	54,348
Progress Energy, Inc.	1,258,707	53,961
Ameren Corp.	1,021,786	51,600
Constellation
Energy Group, Inc.	890,377	48,543
Xcel Energy, Inc.	2,017,526	38,696
DTE Energy Co.	884,456	36,033
KeySpan Corp.	870,510	35,169
* Allegheny Energy, Inc.	812,622	30,124
NiSource, Inc.	1,356,596	29,628
Pinnacle West Capital Corp.	494,664	19,742
CenterPoint Energy Inc.	1,551,406	19,393
TECO Energy, Inc.	1,040,062	15,539
* CMS Energy Corp.	1,101,769	14,257
* Dynegy, Inc.	1,841,556	10,073
Nicor Inc.	220,640	9,157
Peoples Energy Corp.	192,073	6,897

		1,934,588

Total Common Stocks
(Cost $47,172,025)		57,209,770

Temporary Cash Investments (0.3%)[1]

Money Market Fund (0.3%)
2 Vanguard Market
Liquidity Fund,
5.136	91,421,423	91,421
2 Vanguard Market
Liquidity Fund,
5.136%—Note E	74,679,600	74,680

		166,101
	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)

3 Federal National Mortgage Assn
4 5.310%, 9/20/06	14,000	13,841

Total Temporary Cash Investments
(Cost $179,942)		179,942

Total Investments (100.1%)
(Cost $47,351,967)		57,389,712

Other Assets and Liabilities (-0.1%)

Other Assets		382,498
Liabilities—Note E		(415,488)

		(32,990)

Net Assets (100%)		57,356,722

12

At June 30, 2006, net assets consisted of:[5]
Amount ($000)

Paid-in Capital	50,546,546
Undistributed Net Investment Income	26,513
Accumulated Net Realized Losses	(3,255,175)
Unrealized Appreciation
Investment Securities	10,037,745
Futures Contracts	1,093

Net Assets	57,356,722

Institutional Shares—Net Assets

Applicable to 347,106,401
outstanding $.001 par value
shares of beneficial interest
(unlimited authorization)	40,290,181

Net Asset Value Per Share—
Institutional Shares	$116.07

Institutional Plus Shares—Net Assets

Applicable to 147,029,155
outstanding $.001 par value
shares of beneficial interest
(unlimited authorization)	17,066,541

Net Asset Value Per Share—
Institutional Plus Shares	$116.08

 • See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets. See Note C in Notes to Financial Statements.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $13,841,000 have been segregated as initial margin for open futures contracts.
5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.
REIT-Real Estate Investment Trust.

13

Statement of Operations

Six Months Ended June 30, 2006
($000)

Investment Income

Income

Dividends	543,625

Interest[1]	2,091

Security Lending	903

Total Income	546,619

Expenses

The Vanguard Group—Note B

Management and Administrative

Institutional Shares	10,097

Institutional Plus Shares	2,183

Total Expenses	12,280

Net Investment Income	534,339

Realized Net Gain (Loss)

Investment Securities Sold	(346,230)

Futures Contracts	(2,490)

Realized Net Gain (Loss)	(348,720)

Change in Unrealized Appreciation (Depreciation)

Investment Securities	1,341,953

Futures Contracts	3,076

Change in Unrealized Appreciation (Depreciation)	1,345,029

Net Increase (Decrease) in Net Assets Resulting from Operations	1,530,648

1 Interest income from an affiliated company of the fund was $1,856.000.

14

Statement of Changes in Net Assets

	Six Months Ended June 30, 2006 ($000)	Year Ended Dec. 31, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	534,339	971,419

Realized Net Gain (Loss)	(348,720)	(244,797)

Change in Unrealized Appreciation (Depreciation)	1,345,029	1,908,638

Net Increase (Decrease) in Net Assets Resulting from Operations	1,530,648	2,635,260

Distributions

Net Investment Income

Institutional Shares	(358,681)	(692,551)

Institutional Plus Shares	(157,453)	(278,466)

Realized Capital Gain

Institutional Shares	—	—

Institutional Plus Shares	—	—

Total Distributions	(516,134)	(971,017)

Capital Share Transactions—Note F

Institutional Shares	426,438	2,959,862

Institutional Plus Shares	(333,538)	3,141,934

Net Increase (Decrease) from Capital Share Transactions	92,900	6,101,796

Total Increase (Decrease)	1,107,414	7,766,039

Net Assets

Beginning of Period	56,249,308	48,483,269

End of Period[1]	57,356,722	56,249,308

1 Net Assets–End of Period includes undistributed net investment income of $26,513,000 and $8,308,000.

15

Financial Highlights

Institutional Index Fund Institutional Shares
	Six Months Ended	Year Ended December 31,
For a Share Outstanding Throughout Each Period	June 30, 2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$114.01	$110.70	$101.78	$80.45	$104.89	$120.72

Investment Operations

Net Investment Income	1.06	2.05	2.03[1]	1.54	1.42	1.374

Net Realized and Unrealized Gain
(Loss) on Investments	2.03	3.31	8.91	21.32	(24.45)	(15.829)

Total from Investment Operations	3.09	5.36	10.94	22.86	(23.03)	(14.455)

Distributions

Dividends from Net Investment Income	(1.03)	(2.05)	(2.02)	(1.53	(1.41)	(1.375)

Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(1.03)	(2.05)	(2.02)	(1.53	(1.41)	(1.375)

Net Asset Value, End of Period	$116.07	$114.01	$110.70	$101.78	$80.45	$104.89

Total Return	2.71%	4.91%	10.86%	28.66	-22.03%	-11.93%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$40,290	$39,154	$34,990	$29,458	$20,361	$24,165

Ratio of Total Expenses to
Average Net Assets	0.05%[2]	0.05%	0.05%	0.05	0.05%	0.05%

Ratio of Net Investment Income to
Average Net Assets	1.84%[2]	1.87%	2.00%[1]	1.74	1.57%	1.27%

Portfolio Turnover Rate[3]	11%[2]	8%	5%	4%	8%	5%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.32%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

16

Institutional Index Fund Institutional Plus Shares

	Six Months Ended	Year Ended December 31,
For a Share Outstanding Throughout Each Period	June 30, 2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$114.01	$110.71	$101.78	$80.45	$104.89	$120.72

Investment Operations

Net Investment Income	1.082	2.068	2.0511	1.562	1.438	1.405

Net Realized and Unrealized Gain (Loss)
on Investments	2.033	3.310	8.925	21.320	(24.446)	(15.829)

Total from Investment Operations	3.115	5.378	10.976	22.882	(23.008)	(14.424)

Distributions

Dividends from Net Investment Income	(1.045)	(2.078)	(2.046)	(1.552)	(1.432)	(1.406)

Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(1.045)	(2.078)	(2.046)	(1.552)	(1.432)	(1.406)

Net Asset Value, End of Period	$116.08	$114.01	$110.71	$101.78	$80.45	$104.89

Total Return	2.73%	4.93%	10.90%	28.69%	-22.01%	-11.90%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$17,067	$17,095	$13,493	$8,805	$9,042	$11,349

Ratio of Total Expenses to
Average Net Assets	0.025%[2]	0.025%	0.025%	0.025%	0.025%	0.025%

Ratio of Net Investment Income to
Average Net Assets	1.87%[2]	1.90%	2.02%[1]	1.76%	1.59%	1.31%

Portfolio Turnover Rate[3]	11%[2]	8%	5%	4%	8%	5%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.316 and 0.32%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
  See accompanying Notes, which are an integral part of the Financial Statements.

17

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A.	The following significant accounting policies conform to generally accepted accounting principles U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.	Security Valuation: Securities are valued as of the close of trading on the New York Stock (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose have been materially affected by events occurring before the fund’s pricing time but after the close the securities’ primary markets, are valued by methods deemed by the board of trustees to fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value Temporary cash investments acquired over 60 days to maturity are valued using the latest bid or using valuations based on a matrix system (which considers such factors as security prices, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and transaction costs. The fund may purchase futures contracts to immediately invest incoming cash market, or sell futures in response to cash outflows, thereby simulating a fully invested position in underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance by using futures contracts instead of the underlying securities when futures are believed to be more attractively than the underlying securities. The primary risks associated with the use of contracts are imperfect correlation between changes in market values of stocks held by the fund the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal of the contracts are not recorded in the financial statements. Fluctuations in the value of the are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.	Federal Income Taxes: The fund intends to continue to qualify as a regulated investment and distribute all of its taxable income. Accordingly, no provision for federal income taxes is in the financial statements.

4.	Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5.	Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, expenses associated with the loan.

18

6.	Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.	The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C.	Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2006, the fund realized $507,891,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $2,400,111,000 to offset future net capital gains of $32,279,000 through December 31, 2008, $385,639,000 through December 31, 2009, $1,269,960,000 through December 31, 2010, $98,197,000 through December 31, 2011, $481,996,000 through December 31, 2013, and $132,040,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $10,037,745,000, consisting of unrealized gains of $13,803,395,000 on securities that had risen in value since their purchase and $3,765,650,000 in unrealized losses on securities that had fallen in value since their purchase.

19

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation), were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	411	131,458	1,093

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D.	During the six months ended June 30, 2006, the fund purchased $4,050,701,000 of investment securities and sold $3,869,955,000 of investment securities, other than temporary cash investments.

E.	The market value of securities on loan to broker-dealers at June 30, 2006, was $71,584,000, for which the fund received cash collateral of $74,680,000.

F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Institutional Shares

Issued	5,150,902	43,886	11,387,123	103,163

Issued in Lieu of Cash Distributions	325,629	2,796	627,353	5,662

Redeemed	(5,050,093)	(43,004)	(9,054,614)	(81,461)

Net Increase (Decrease)—Institutional Shares	426,438	3,678	2,959,862	27,364

Institutional Plus Shares

Issued	2,513,708	21,377	4,890,238	43,835

Issued in Lieu of Cash Distributions	144,536	1,242	247,167	2,228

Redeemed	(2,991,782)	(25,534)	(1,995,471)	(18,003)

Net Increase (Decrease)—Institutional Plus Shares	(333,538)	(2,915)	3,141,934	28,060

20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2006
Institutional Index Fund	Beginning Account Value 12/31/2005	Ending Account Value 6/30/2006	Expenses Paid During Period[1]

Based on Actual Fund Return

Institutional Shares	$1,000.00	$1,027.09	$0.25

Institutional Plus Shares	1,000.00	1,027.31	0.13

Based on Hypothetical 5% Yearly Return

Institutional Shares	$1,000.00	$1,024.55	$0.25

Institutional Plus Shares	1,000.00	1,024.67	0.13

1	These calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.05% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

21

Note that the expenses shown in the table on page 21 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

22

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has approved the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board noted that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s performance, including some of the data considered by the board, can be found in the Performance Summary section of this report.

Cost

The Institutional Index Fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that Vanguard Institutional Index Fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

23

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

24

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]

Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board,
Trustee since May 1987;	Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc.,
Chairman of the Board and	and of each of the investment companies served by The Vanguard Group.
Chief Executive Officer
141 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis

Born 1937 Trustee since January 2001 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta

Born 1945 Trustee since December 2001[2] 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann

Born 1949 Trustee since June 2006 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School for Communication, and Graduate School of Education of the University of Pennsylvania since 2004; Provost (2001-2004) and Laurance S. Rockefeller Professor of Politics and the University Center for Human Values (1990-2004), Princeton University; Director of Carnegie Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen

Born 1950 Trustee since July 1998 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (since January 2006), Vice President and Chief Information Officer (1997-2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

André F. Perold

Born 1952 Trustee since December 2004 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985-2004), Genbel Securities Limited (South African financial services firm) (1999-2003), Gensec Bank (1999-2003), Sanlam, Ltd. (South African insurance company) (2001-2003), and Stockback, Inc. (credit card firm) (2000-2002).

Alfred M. Rankin, Jr.

Born 1941 Trustee since January 1993 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936 Trustee since April 1985 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam

Born 1956 Secretary since July 2005 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc., since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins

Born 1957 Treasurer since July 1998 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team
R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974-1996

1 Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State
  Tax-Exempt Funds.
  More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard™> www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship logo are trademarks of The Vanguard Group, Inc.

Direct Investor Account Services > 800-662-2739
S&P 500® and Standard & Poor's 500 are trademarks
of The McGraw-Hill Companies, Inc., and have been
licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's
makes no representation regarding the advisability of
investing in the funds.
Institutional Investor Services > 800-523-1036

Text Telephone > 800-952-3335

This material may be used in conjunction with the
offering of shares of any Vanguard fund only if
preceded or accompanied by the fund's
current prospectus.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can review and copy information about your fund	You can obtain a free copy of Vanguard's proxy voting
at the SEC's Public Reference Room in Washington,	guidelines by visiting our website, www.vanguard.com,
D.C. To find out more about this public service, call	and searching for "proxy voting guidelines," or by calling
the SEC at 202-551-8090. Information about your	Vanguard at 800-662-2739. They are also available
fund is also available on the SEC's website, and you	from the SEC's website, www.sec.gov. In addition, you
can receive copies of this information, for a fee, by	may obtain a free report on how your fund voted the
sending a request in either of two ways: via e-mail	proxies for securities it owned during the 12 months
addressed to publicinfo@sec.gov or via regular mail	ended June 30. To get the report, visit either
addressed to the Public Reference Section, Securities	www.vanguard.com or www.sec.gov.
and Exchange Commission, Washington, DC 20549-
0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q942 082006

Vanguard® Institutional
Total Bond Market Index Fund

> Semiannual Report

June 30, 2006

>	Vanguard Institutional Total Bond Market Index Fund posted a return of –0.8% during the first half of 2006. This was a fraction shy of the result of its benchmark.
>	The fund’s return fell short of the average for its mutual fund peers.
>	Bond yields rose across the maturity spectrum, which drove their prices lower.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	5
Performance Summary	6
Financial Statements	7
About Your Fund’s Expenses	47
Trustees Approve Advisory Arrangement	48
Glossary	49

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2006
Total
Return
Vanguard Institutional Total Bond Market Index Fund	–0.8%
Lehman Aggregate Bond Index	–0.7
Average Intermediate Investment Grade Debt Fund[1]	0.6

			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Vanguard Institutional
Total Bond Market Index Fund	$50.79	$49.16	$1.219	$0.000

1	Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

During the first six months of 2006, rising yields at both the short and long ends of the maturity spectrum continued to weigh on the prices of bonds of all maturities. In this environment, the returns from investment-grade bonds remained weak. Vanguard Institutional Total Bond Market Index Fund posted a six-month return of –0.8%, closely tracking its target benchmark.

The fund’s yield stood at 5.52% on June 30, an increase of 0.62 percentage point from its 4.90% yield at the start of the year.

Bonds struggled to maintain footing as interest rates climbed

The Federal Reserve Board raised its target for the federal funds rate four times during the period, to 5.25%, marking the 17th consecutive rate hike since the central bank began its inflation-fighting campaign two years ago. The broad market for taxable U.S. bonds finished the six months with a modestly negative return, while municipal bond returns were modestly positive.

The flattening of the U.S. Treasury yield curve meant that just 20 basis points separated the yields of the longest- and shortest-maturity issues. Amid the stagnant market for Treasury and investment-grade corporate securities, high-yield bonds were one of the better-performing segments of the fixed income market.

Stocks started strongly, then retreated on inflation concerns

The U.S. stock market climbed from January into early May, taking its cues from healthy economic data, strong corporate earnings, and historically low unemployment rates. In a strange twist, these positive dynamics helped to nudge the market off track in mid-May, as investors feared that the economy—and inflationary pressures—had gained too much steam. The broad U.S. market lost roughly half of its 2006 gains in a volatile May and June, but still returned about 3.5% for the half-year.

International equities traced a similar path, though their highs were generally higher and their declines, greater. As a group, they outpaced U.S. stocks for the half-year, with European stocks performing particularly well.

The fund successfully captured the return of its target benchmark

The past six months featured falling bond prices as yields rose across the maturity spectrum. Yields increased most sharply among shorter-term securities, which narrowed the difference between short-and long-term interest rates.

Market Barometer
			Total Returns
		Periods Ended June 30, 2006
	Six Months	One Year	Five Years[1]
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	–0.7%	–0.8%	5.0%
Lehman Municipal Bond Index	0.3	0.9	5.0
Citigroup 3-Month Treasury Bill Index	2.2	4.0	2.2

Stocks
Russell 1000 Index (Large-caps)	2.8%	9.1%	3.1%
Russell 2000 Index (Small-caps)	8.2	14.6	8.5
Dow Jones Wilshire 5000 Index (Entire market)	3.5	10.0	4.1
MSCI All Country World Index ex USA (International)	10.0	28.4	11.9

CPI
Consumer Price Index	3.1%	4.3%	2.7%

1 Annualized.

The Institutional Total Bond Market Index Fund’s capital return for the six months was –3.2%, while its income return was 2.4%. In index portfolios, of course, the investment environment is really only background. The main story is how successful the fund is at capturing the returns of its benchmark, which does not incur the operating and transaction costs that affect a real-world portfolio. On this account, the fund was successful, as its result was only a fraction shy of that of the index.

Compared with the average return for its peers, the fund’s shortfall was a bit disappointing. However, most of these peers are actively managed funds whose advisors can position the portfolios more defensively in rising-rate environments. Even though the fund’s actively managed peers were more successful during the past six months, over much longer time periods, the fund’s indexing approach has proven an excellent way to earn competitive returns in the bond market.

Vanguard Fixed Income Group, the fund’s advisor, continues to be among the leaders in bond indexing. Over the nearly 20-year history of bond indexing at Vanguard, the Fixed Income Group has developed and used proprietary trading and portfolio construction methods to capture the results of relevant benchmarks. Of course, the fund’s extremely low expense ratio—the result of the economies of scale created by its substantial minimum investment requirement—is also critical to its very competitive long-term record.

The merits of bond indexing

In light of ongoing bond-market volatility caused by rising interest rates and uncertainty about the cooling down of inflationary pressures in the U.S. economy, the benefits of bond indexing become more evident. Besides the simplicity of its investment approach, a broad-market bond index fund can offer your institution a reasonable level of confidence that its investment will participate—on a predictable basis—in a significant share of the bond market’s return.

We appreciate the trust you place in Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 19, 2006

Fund Profile

As of June 30, 2006

Financial Attributes
		Target
	Fund	Index[1]
Number of Issues	1,822	6,824
Yield	5.5%	—
Yield to Maturity	5.8%[2]	5.8%
Average Coupon	5.4%	5.3%
Average Effective Maturity	7.2 years	7.2 years
Average Quality[3]	Aa1	Aa1
Average Duration	4.8 years	4.8 years
Expense Ratio	0.05%[4]	—
Short-Term Reserves	0%	—

Sector Diversification[5] (% of portfolio)

Fund
Asset-Backed/Commercial Mortgage-Backed	5%
Finance	9
Foreign	3
Government Mortgage-Backed	35
Industrial	9
Treasury/Agency	37
Utilities	2

Volatility Measures
		Target
	Fund	Index[1]
R-Squared	1.00	1.00
Beta	1.01	1.00

Distribution by Maturity (% of Portfolio)

Under 1 Year	1%
1–5 Years	40
5–10 Years	47
10–20 Years	6
20–30 Years	6

Distribution by Credit Quality[3] (% of portfolio)

Aaa	79%
Aa	6
A	8
Baa	7

Investment Focus

1	Lehman Aggregate Bond Index.
2	Before expenses.
3	Moody's Investors Service.
4	Annualized.
5	The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

See page 49 for a glossary of investment terms.

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares..

Fiscal-Year Total Returns (%): April 26, 2002—June 30, 2006
	Investor Shares
Fiscal Year	Capital Return	Income Return	Total Return	Lehman[1] Total Return

2002	3.8%	3.5%	7.3%	7.9%

2003	0.2	3.9	4.1	4.1

2004	0.0	4.4	4.4	4.3

2005	–1.9	4.4	2.5	2.4

2006[2]	–3.2	2.4	–0.8	–0.7

Average Annual Total Returns: Periods Ended June 30, 2006
			Since Inception
	Inception Date	One Year	Capital	Income	Total

Institutional Total Bond
Market Index Fund	4/26/2002	–0.91%	–0.31%	4.45%	4.14%

1	Lehman Aggregate Bond Index.
2	Six months ended June 30, 2006.

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (68.9%)
U.S. Government Securities (25.2%)
U.S. Treasury Bond	12.000%	8/15/13	2,500	2,840
U.S. Treasury Bond	13.250%	5/15/14	750	911
U.S. Treasury Bond	11.250%	2/15/15	14,550	20,661
U.S. Treasury Bond	10.625%	8/15/15	14,585	20,326
U.S. Treasury Bond	9.250%	2/15/16	6,300	8,223
U.S. Treasury Bond	7.250%	5/15/16	5,300	6,137
U.S. Treasury Bond	7.500%	11/15/16	300	355
U.S. Treasury Bond	8.750%	5/15/17	12,975	16,740
U.S. Treasury Bond	8.875%	8/15/17	34,865	45,499
U.S. Treasury Bond	9.125%	5/15/18	1,500	2,009
U.S. Treasury Bond	9.000%	11/15/18	825	1,103
U.S. Treasury Bond	8.875%	2/15/19	325	432
U.S. Treasury Bond	8.125%	8/15/19	2,730	3,456
U.S. Treasury Bond	8.500%	2/15/20	24,650	32,234
U.S. Treasury Bond	8.750%	5/15/20	1,090	1,456
U.S. Treasury Bond	8.750%	8/15/20	34,175	45,768
U.S. Treasury Bond	7.875%	2/15/21	1,105	1,390
U.S. Treasury Bond	8.125%	5/15/21	735	945
U.S. Treasury Bond	8.125%	8/15/21	14,250	18,369
U.S. Treasury Bond	8.000%	11/15/21	680	870
U.S. Treasury Bond	7.625%	11/15/22	220	275
U.S. Treasury Bond	6.250%	8/15/23	25	28
U.S. Treasury Bond	7.625%	2/15/25	13,075	16,605
U.S. Treasury Bond	6.875%	8/15/25	75	89
U.S. Treasury Bond	6.750%	8/15/26	14,560	17,131
U.S. Treasury Bond	6.500%	11/15/26	50	57
U.S. Treasury Bond	6.625%	2/15/27	30	35
U.S. Treasury Bond	6.375%	8/15/27	36,475	41,405
U.S. Treasury Bond	5.500%	8/15/28	1,250	1,284
U.S. Treasury Bond	5.250%	11/15/28	125	124
U.S. Treasury Bond	5.250%	2/15/29	6,575	6,546
U.S. Treasury Bond	6.125%	8/15/29	4,410	4,903
U.S. Treasury Bond	6.250%	5/15/30	1,080	1,223
U.S. Treasury Note	3.625%	6/30/07	13,850	13,629
U.S. Treasury Note	2.750%	8/15/07	25,400	24,709
U.S. Treasury Note	3.250%	8/15/07	18,000	17,609
U.S. Treasury Note	6.125%	8/15/07	4,975	5,019
U.S. Treasury Note	4.000%	9/30/07	500	493

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	U.S. Treasury Note	4.250%	11/30/07	84,600	83,477
	U.S. Treasury Note	4.375%	12/31/07	8,100	8,003
	U.S. Treasury Note	4.375%	1/31/08	11,800	11,653
	U.S. Treasury Note	3.000%	2/15/08	12,275	11,859
	U.S. Treasury Note	3.375%	2/15/08	13,575	13,193
	U.S. Treasury Note	4.625%	2/29/08	2,125	2,105
	U.S. Treasury Note	4.625%	3/31/08	2,325	2,303
	U.S. Treasury Note	4.875%	4/30/08	2,325	2,312
	U.S. Treasury Note	2.625%	5/15/08	25,000	23,871
	U.S. Treasury Note	3.750%	5/15/08	2,075	2,022
	U.S. Treasury Note	5.625%	5/15/08	65,005	65,513
	U.S. Treasury Note	3.125%	10/15/08	225	215
	U.S. Treasury Note	3.375%	11/15/08	525	504
	U.S. Treasury Note	4.750%	11/15/08	775	768
	U.S. Treasury Note	3.375%	12/15/08	775	744
	U.S. Treasury Note	3.250%	1/15/09	23,625	22,569
	U.S. Treasury Note	3.000%	2/15/09	8,145	7,720
	U.S. Treasury Note	4.500%	2/15/09	12,175	11,981
	U.S. Treasury Note	3.125%	4/15/09	2,150	2,039
	U.S. Treasury Note	3.875%	5/15/09	20,120	19,447
	U.S. Treasury Note	4.000%	6/15/09	7,850	7,607
	U.S. Treasury Note	3.625%	7/15/09	1,975	1,892
	U.S. Treasury Note	3.500%	8/15/09	54,175	51,661
	U.S. Treasury Note	6.000%	8/15/09	1,700	1,742
	U.S. Treasury Note	3.375%	10/15/09	13,390	12,691
	U.S. Treasury Note	3.500%	12/15/09	1,050	997
	U.S. Treasury Note	3.625%	1/15/10	8,550	8,140
	U.S. Treasury Note	3.500%	2/15/10	8,875	8,404
	U.S. Treasury Note	6.500%	2/15/10	8,810	9,204
	U.S. Treasury Note	3.875%	5/15/10	24,125	23,081
	U.S. Treasury Note	4.125%	8/15/10	18,530	17,861
	U.S. Treasury Note	4.250%	10/15/10	9,780	9,464
	U.S. Treasury Note	4.500%	11/15/10	670	654
	U.S. Treasury Note	4.375%	12/15/10	9,425	9,153
	U.S. Treasury Note	4.500%	2/28/11	475	463
	U.S. Treasury Note	4.750%	3/31/11	2,600	2,561
	U.S. Treasury Note	4.875%	4/30/11	18,850	18,656
	U.S. Treasury Note	4.875%	2/15/12	235	232
	U.S. Treasury Note	4.375%	8/15/12	11,485	11,044
	U.S. Treasury Note	4.000%	11/15/12	10,425	9,798
	U.S. Treasury Note	3.875%	2/15/13	75	70
	U.S. Treasury Note	4.250%	8/15/13	9,150	8,680
	U.S. Treasury Note	4.250%	11/15/13	27,125	25,667
	U.S. Treasury Note	4.000%	2/15/14	32,075	29,795
	U.S. Treasury Note	4.750%	5/15/14	600	585
	U.S. Treasury Note	4.250%	8/15/14	800	753
					944,041
Agency Bonds and Notes (11.0%)
	Agency for International Development–Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	800	743
1	Federal Farm Credit Bank	3.000%	12/17/07	1,125	1,087
1	Federal Farm Credit Bank	3.375%	7/15/08	625	600

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Federal Farm Credit Bank	3.750%	1/15/09	725	696
1	Federal Farm Credit Bank	4.125%	4/15/09	350	338
1	Federal Farm Credit Bank	5.375%	7/18/11	2,550	2,538
1	Federal Farm Credit Bank	4.875%	12/16/15	800	762
1	Federal Home Loan Bank	4.625%	7/18/07	21,500	21,325
1	Federal Home Loan Bank	6.500%	8/15/07	17,800	18,001
1	Federal Home Loan Bank	4.850%	2/6/08	8,050	7,975
1	Federal Home Loan Bank	3.375%	2/15/08	2,500	2,420
1	Federal Home Loan Bank	4.750%	3/14/08	8,000	7,904
1	Federal Home Loan Bank	5.125%	6/18/08	6,875	6,837
1	Federal Home Loan Bank	5.800%	9/2/08	1,000	1,007
1	Federal Home Loan Bank	5.865%	9/2/08	2,800	2,823
1	Federal Home Loan Bank	5.375%	7/17/09	2,100	2,099
1	Federal Home Loan Bank	6.500%	11/13/09	1,300	1,340
1	Federal Home Loan Bank	3.875%	1/15/10	2,475	2,359
1	Federal Home Loan Bank	4.375%	3/17/10	3,000	2,896
1	Federal Home Loan Bank	7.625%	5/14/10	6,125	6,571
1	Federal Home Loan Bank	4.625%	2/18/11	3,175	3,072
1	Federal Home Loan Bank	5.750%	5/15/12	6,850	6,954
1	Federal Home Loan Bank	4.500%	9/16/13	7,100	6,685
1	Federal Home Loan Bank	5.250%	6/18/14	5,875	5,789
1	Federal Home Loan Bank	5.375%	5/18/16	1,250	1,234
1	Federal Home Loan Bank	5.625%	6/13/16	350	349
1	Federal Home Loan Bank	5.250%	12/11/20	2,025	1,929
1	Federal Home Loan Mortgage Corp.	4.000%	8/17/07	10,000	9,840
1	Federal Home Loan Mortgage Corp.	5.750%	4/15/08	5,350	5,377
1	Federal Home Loan Mortgage Corp.	3.875%	6/15/08	24,600	23,897
1	Federal Home Loan Mortgage Corp.	5.250%	5/21/09	3,600	3,581
1	Federal Home Loan Mortgage Corp.	6.625%	9/15/09	2,875	2,971
1	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	4,500	4,725
1	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	23,214	22,089
1	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	2,691	2,828
1	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	3,350	3,252
1	Federal Home Loan Mortgage Corp.	5.875%	3/21/11	1,350	1,363
1	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	9,700	9,910
1	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	10,000	10,116
1	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	3,600	3,534
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	1,350	1,276
1	Federal Home Loan Mortgage Corp.	4.000%	6/12/13	3,325	3,040
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	1,900	1,791
1	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	5,300	5,100
1	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	14,650	14,199
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,000	1,149
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	4,489	5,170
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	227	248
1	Federal National Mortgage Assn.	4.750%	8/3/07	5,325	5,287
1	Federal National Mortgage Assn.	5.750%	2/15/08	16,850	16,924
1	Federal National Mortgage Assn.	6.000%	5/15/08	3,275	3,306
1	Federal National Mortgage Assn.	3.875%	7/15/08	11,800	11,451
1	Federal National Mortgage Assn.	5.250%	1/15/09	20,600	20,516
1	Federal National Mortgage Assn.	4.250%	5/15/09	12,700	12,302
1	Federal National Mortgage Assn.	6.375%	6/15/09	3,775	3,868

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Federal National Mortgage Assn.	6.625%	9/15/09	9,015	9,315
1	Federal National Mortgage Assn.	7.250%	1/15/10	5,105	5,389
1	Federal National Mortgage Assn.	4.250%	8/15/10	8,000	7,640
1	Federal National Mortgage Assn.	6.625%	11/15/10	900	940
1	Federal National Mortgage Assn.	6.250%	2/1/11	400	409
1	Federal National Mortgage Assn.	5.125%	4/15/11	2,250	2,214
1	Federal National Mortgage Assn.	6.000%	5/15/11	5,000	5,102
1	Federal National Mortgage Assn.	5.375%	11/15/11	1,800	1,791
1	Federal National Mortgage Assn.	6.125%	3/15/12	2,875	2,963
1	Federal National Mortgage Assn.	4.750%	2/21/13	500	478
1	Federal National Mortgage Assn.	4.375%	3/15/13	1,500	1,407
1	Federal National Mortgage Assn.	4.625%	5/1/13	2,875	2,700
1	Federal National Mortgage Assn.	4.625%	10/15/13	15,650	14,851
1	Federal National Mortgage Assn.	5.125%	1/2/14	550	529
1	Federal National Mortgage Assn.	5.000%	3/15/16	2,475	2,374
1	Federal National Mortgage Assn.	7.125%	1/15/30	2,100	2,526
1	Federal National Mortgage Assn.	7.250%	5/15/30	7,900	9,631
1	Federal National Mortgage Assn.	6.625%	11/15/30	1,450	1,645
	Private Export Funding Corp.	7.200%	1/15/10	2,375	2,503
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	450	447
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	350	347
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	225	220
1	Tennessee Valley Auth.	5.375%	11/13/08	575	574
1	Tennessee Valley Auth.	5.625%	1/18/11	4,000	4,024
1	Tennessee Valley Auth.	7.125%	5/1/30	2,075	2,477
1	Tennessee Valley Auth.	4.650%	6/15/35	850	732
1	Tennessee Valley Auth.	5.375%	4/1/56	825	779
					409,450
Mortgage-Backed Securities (32.7%)
1 2	Federal Home Loan Mortgage Corp.	4.000%	7/1/08–1/1/20	20,755	19,388
1 2	Federal Home Loan Mortgage Corp.	4.500%	3/1/08–10/1/35	69,192	64,993
1 2	Federal Home Loan Mortgage Corp.	5.000%	6/1/07–3/1/36	169,325	159,736
1 2	Federal Home Loan Mortgage Corp.	5.500%	1/1/07–4/1/36	160,033	154,327
1 2	Federal Home Loan Mortgage Corp.	6.000%	4/1/13–3/1/36	60,481	59,884
1 2	Federal Home Loan Mortgage Corp.	6.500%	1/1/08–4/1/36	28,033	28,275
1 2	Federal Home Loan Mortgage Corp.	7.000%	2/1/11–6/1/32	8,236	8,449
1 2	Federal Home Loan Mortgage Corp.	7.500%	10/1/12–2/1/32	700	724
1 2	Federal Home Loan Mortgage Corp.	8.000%	6/1/12–11/1/31	464	489
1 2	Federal Home Loan Mortgage Corp.	8.500%	6/1/25–5/1/30	220	234
1 2	Federal Home Loan Mortgage Corp.	9.000%	2/1/25–9/1/30	19	20
1 2	Federal Home Loan Mortgage Corp.	9.500%	2/1/25	2	2
1 2	Federal National Mortgage Assn.	4.000%	9/1/10–6/1/19	15,347	14,240
1 2	Federal National Mortgage Assn.	4.500%	6/1/10–9/1/35	60,901	56,885
1 2	Federal National Mortgage Assn.	5.000%	9/1/09–1/1/36	202,155	190,906
1 2	Federal National Mortgage Assn.	5.500%	5/1/09–5/1/36	227,833	219,613
1 2	Federal National Mortgage Assn.	6.000%	11/1/08–6/1/36	69,235	68,406
1 2	Federal National Mortgage Assn.	6.500%	1/1/12–2/1/36	30,769	31,043
1 2	Federal National Mortgage Assn.	7.000%	7/1/14–7/1/35	8,410	8,632
1 2	Federal National Mortgage Assn.	7.500%	11/1/11–10/1/31	1,680	1,738
1 2	Federal National Mortgage Assn.	8.000%	12/1/29–6/1/31	225	235
1 2	Federal National Mortgage Assn.	8.500%	4/1/30–4/1/31	91	95
1 2	Federal National Mortgage Assn.	9.000%	8/1/30	6	7

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1 2	Federal National Mortgage Assn.	9.500%	11/1/25	9	9
2	Government National Mortgage Assn.	4.000%	9/15/18	172	160
2	Government National Mortgage Assn.	4.500%	8/15/18–1/15/36	4,850	4,527
2	Government National Mortgage Assn.	5.000%	2/15/18–4/20/36	32,893	31,245
2	Government National Mortgage Assn.	5.500%	2/15/17–6/1/36	52,396	50,813
2	Government National Mortgage Assn.	6.000%	9/15/13–6/20/36	28,461	28,239
2	Government National Mortgage Assn.	6.500%	5/15/13–6/20/35	15,346	15,575
2	Government National Mortgage Assn.	7.000%	10/15/10–6/15/32	3,989	4,121
2	Government National Mortgage Assn.	7.500%	5/15/23–10/15/31	531	552
2	Government National Mortgage Assn.	8.000%	7/15/25–11/15/30	605	641
2	Government National Mortgage Assn.	8.500%	12/15/24–7/15/30	37	40
2	Government National Mortgage Assn.	9.000%	5/15/25–9/15/30	20	21
2	Government National Mortgage Assn.	9.500%	11/15/17	16	18
					1,224,282

Total U.S. Government and Agency Obligations
(Cost $2,644,720)					2,577,773
Corporate Bonds (26.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (7.1%)
2 3	American Express Credit Account Master Trust	5.309%	7/17/06	14,500	14,538
2 3	American Express Credit Account Master Trust	5.309%	7/17/06	14,531	14,568
2 3	Bank One Issuance Trust	5.229%	7/17/06	1,600	1,601
2 3	Bank One Issuance Trust	5.309%	7/17/06	20,000	20,023
2 3	Bank One Issuance Trust	5.319%	7/17/06	7,000	7,013
2	Bank One Issuance Trust	3.590%	9/17/07	3,000	2,932
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.625%	3/11/39	8,000	7,761
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/40	4,625	4,441
2	California Infrastructure & Economic Development
	Bank Special Purpose Trust PG&E-1	6.420%	9/25/08	48	48
2	California Infrastructure & Economic Development
	Bank Special Purpose Trust SDG&E-1	6.310%	9/25/08	89	89
2 3	Capital One Master Trust	5.399%	7/17/06	24,000	24,115
2	Capital One Master Trust	5.300%	6/15/09	700	700
2	Capital One Master Trust	4.600%	8/17/09	4,300	4,291
2 3	Capital One Multi-Asset Execution Trust	5.469%	7/17/06	3,000	3,011
2 3	Chase Credit Card Master Trust	5.299%	7/17/06	5,000	5,005
2 3	Chase Credit Card Master Trust	5.319%	7/17/06	7,500	7,515
2 3	Chase Issuance Trust	5.209%	7/17/06	10,000	10,011
2	Chase Issuance Trust	4.650%	12/17/12	1,300	1,257
2	Chase Manhattan Auto Owner Trust	2.570%	2/16/10	3,393	3,320
2	Citibank Credit Card Issuance Trust	6.875%	11/16/09	3,500	3,557
2	Citibank Credit Card Master Trust	5.875%	3/10/11	1,750	1,764
2 4	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	225	254
2	Countrywide Home Loans	4.053%	5/25/33	467	458
2	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	6,200	5,842
2	Credit Suisse Mortgage Capital Cerificate	5.609%	2/15/39	10,000	9,715
2	DaimlerChrysler Auto Trust	5.330%	8/8/10	3,300	3,286
2 3	DaimlerChrysler Master Owner Trust	5.224%	7/17/06	4,000	4,001
2 3	Discover Card Master Trust I	5.219%	7/17/06	15,000	15,014
2 3	Discover Card Master Trust I	5.229%	7/17/06	17,000	17,016
2 3	Fleet Credit Card Master Trust II	5.339%	7/17/06	8,500	8,520
2	Ford Credit Auto Owner Trust	4.300%	8/15/09	600	592

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2 3	Ford Credit Floor Plan Master Owner Trust	5.339%	7/17/06	2,000	2,000
2 3	GE Capital Credit Card Master Note Trust	5.239%	7/17/06	5,500	5,506
2 3	Gracechurch Card Funding PLC	5.209%	7/17/06	20,000	20,023
2 3	Gracechurch Card Funding PLC	5.219%	7/17/06	4,000	4,004
2 3	Gracechurch Card Funding PLC	5.229%	7/17/06	3,000	3,002
2 3	Gracechurch Card Funding PLC	5.249%	7/17/06	8,000	8,000
2	Harley-Davidson Motorcycle Trust	4.500%	1/15/10	557	557
2	Honda Auto Receivables Owner Trust	2.770%	11/21/08	2,101	2,068
2	Honda Auto Receivables Owner Trust	4.610%	8/17/09	2,100	2,072
2	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,800	1,712
2	MBNA Credit Card Master Note Trust	4.950%	6/15/09	1,300	1,296
2	MBNA Credit Card Master Note Trust	4.300%	2/15/11	950	927
2	MBNA Master Credit Card Trust	7.000%	2/15/12	800	835
2	Morgan Stanley Capital I	5.230%	9/15/42	1,675	1,593
2	Nissan Auto Lease Trust	2.900%	8/15/07	522	520
2	Nissan Auto Receivables Owner Trust	2.050%	3/16/09	687	673
2	Nissan Auto Receivables Owner Trust	4.190%	7/15/09	775	762
2	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	350	334
2	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	750	735
2	PSE&G Transition Funding LLC	6.890%	12/15/17	200	216
2	Salomon Brothers Mortgage Securities VII	4.124%	9/25/33	1,048	1,022
2	USAA Auto Owner Trust	4.550%	2/16/10	1,400	1,381
2	Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/09	1,350	1,338
2	Wachovia Auto Owner Trust	4.790%	4/20/10	2,800	2,770
2	Wachovia Auto Owner Trust	3.440%	3/21/11	250	244
2	World Omni Auto Receivables Trust	3.540%	6/12/09	1,300	1,283
					267,131
Finance (8.4%)
Banking (3.7%)
	Abbey National PLC	7.950%	10/26/29	1,250	1,495
	AmSouth Bank NA	5.200%	4/1/15	500	472
	BAC Capital Trust XI	6.625%	5/23/36	725	718
	BB&T Corp.	6.500%	8/1/11	100	103
	BB&T Corp.	4.750%	10/1/12	675	640
	BB&T Corp.	5.200%	12/23/15	725	684
	BB&T Corp.	5.250%	11/1/19	450	417
	BB&T Corp.	6.750%	6/7/36	1,025	1,024
	Banc One Corp.	7.625%	10/15/26	175	198
	Bank One Corp.	2.625%	6/30/08	100	94
	Bank One Corp.	6.000%	2/17/09	795	801
	Bank One Corp.	7.875%	8/1/10	2,200	2,365
	Bank One Corp.	5.250%	1/30/13	225	217
	Bank of America Corp.	3.250%	8/15/08	400	381
	Bank of America Corp.	3.375%	2/17/09	450	425
	Bank of America Corp.	4.250%	10/1/10	650	615
	Bank of America Corp.	4.375%	12/1/10	550	522
	Bank of America Corp.	7.400%	1/15/11	175	187
	Bank of America Corp.	6.250%	4/15/12	900	921
	Bank of America Corp.	4.750%	8/15/13	325	304
	Bank of America Corp.	5.375%	6/15/14	1,025	992
	Bank of America Corp.	4.750%	8/1/15	675	620
	Bank of America Corp.	5.625%	3/8/35	2,125	1,836

12

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bank of New York Co., Inc.	3.750%	2/15/08	500	486
Bank of New York Co., Inc.	4.950%	1/14/11	350	341
Bank of New York Co., Inc.	4.950%	3/15/15	1,350	1,262
Bank of Tokyo-Mitsubishi	8.400%	4/15/10	500	544
BankAmerica Capital II	8.000%	12/15/26	900	941
BankAmerica Corp.	6.625%	10/15/07	3,100	3,138
BankAmerica Corp.	5.875%	2/15/09	675	680
Barclays Bank PLC	6.278%	12/29/49	375	324
Charter One Bank N.A.	5.500%	4/26/11	1,000	991
Citicorp	6.375%	11/15/08	1,675	1,701
Citicorp Capital II	8.015%	2/15/27	175	183
Citigroup, Inc.	3.500%	2/1/08	1,500	1,454
Citigroup, Inc.	6.500%	2/15/08	2,800	2,837
Citigroup, Inc.	3.625%	2/9/09	1,600	1,526
Citigroup, Inc.	4.250%	7/29/09	275	265
Citigroup, Inc.	4.625%	8/3/10	275	265
Citigroup, Inc.	6.500%	1/18/11	450	465
Citigroup, Inc.	5.125%	2/14/11	325	318
Citigroup, Inc.	6.000%	2/21/12	325	328
Citigroup, Inc.	5.625%	8/27/12	1,750	1,732
Citigroup, Inc.	5.125%	5/5/14	675	645
Citigroup, Inc.	5.000%	9/15/14	1,629	1,522
Citigroup, Inc.	4.875%	5/7/15	200	185
Citigroup, Inc.	4.700%	5/29/15	275	252
Citigroup, Inc.	5.300%	1/7/16	175	167
Citigroup, Inc.	6.625%	6/15/32	500	514
Citigroup, Inc.	5.875%	2/22/33	2,475	2,313
Citigroup, Inc.	6.000%	10/31/33	350	333
Citigroup, Inc.	5.850%	12/11/34	400	377
Colonial Bank NA	6.375%	12/1/15	125	123
Compass Bank	5.900%	4/1/26	225	212
Credit Suisse First Boston USA, Inc.	4.625%	1/15/08	450	444
Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	2,400	2,324
Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	900	879
Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	350	356
Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	1,250	1,288
Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	175	170
Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	2,125	1,959
Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	450	420
Credit Suisse First Boston USA, Inc.	5.375%	3/2/16	775	737
Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	175	191
Deutsche Bank Financial LLC	5.375%	3/2/15	500	478
Fifth Third Bank	3.375%	8/15/08	200	191
Fifth Third Bank	4.200%	2/23/10	900	856
Fifth Third Bank	4.750%	2/1/15	675	622
First Tennessee Bank	5.050%	1/15/15	125	117
First Union Institutional Capital I	8.040%	12/1/26	175	183
FirstStar Bank	7.125%	12/1/09	275	287
Fleet Capital Trust II	7.920%	12/11/26	725	757
Golden West Financial Corp.	4.125%	8/15/07	800	787
HSBC Bank PLC	6.950%	3/15/11	350	364
HSBC Bank USA	4.625%	4/1/14	950	867

13

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
HSBC Bank USA	5.875%	11/1/34	175	159
HSBC Bank USA	5.625%	8/15/35	1,400	1,234
HSBC Holdings PLC	7.500%	7/15/09	1,300	1,366
HSBC Holdings PLC	5.250%	12/12/12	1,000	967
HSBC Holdings PLC	7.350%	11/27/32	125	140
J.P. Morgan, Inc.	6.700%	11/1/07	725	734
J.P. Morgan, Inc.	6.000%	1/15/09	1,125	1,135
JPM Capital Trust II	7.950%	2/1/27	275	287
JPMorgan Capital Trust	5.875%	3/15/35	1,525	1,348
JPMorgan Chase & Co.	3.700%	1/15/08	1,750	1,702
JPMorgan Chase & Co.	4.000%	2/1/08	340	332
JPMorgan Chase & Co.	3.625%	5/1/08	335	323
JPMorgan Chase & Co.	3.500%	3/15/09	1,300	1,229
JPMorgan Chase & Co.	6.750%	2/1/11	1,000	1,039
JPMorgan Chase & Co.	5.600%	6/1/11	875	871
JPMorgan Chase & Co.	6.625%	3/15/12	350	363
JPMorgan Chase & Co.	5.750%	1/2/13	350	347
JPMorgan Chase & Co.	4.875%	3/15/14	620	576
JPMorgan Chase & Co.	5.125%	9/15/14	295	278
JPMorgan Chase & Co.	5.250%	5/1/15	1,850	1,743
JPMorgan Chase & Co.	5.150%	10/1/15	350	327
JPMorgan Chase & Co.	5.850%	8/1/35	100	88
Key Bank NA	4.412%	3/18/08	625	612
Key Bank NA	7.000%	2/1/11	300	315
Key Bank NA	4.950%	9/15/15	800	737
MBNA America Bank NA	5.375%	1/15/08	550	548
MBNA America Bank NA	4.625%	8/3/09	50	49
MBNA Corp.	6.125%	3/1/13	550	557
MBNA Corp.	5.000%	6/15/15	625	585
Marshall & Ilsley Bank	4.125%	9/4/07	325	320
Marshall & Ilsley Bank	4.850%	6/16/15	450	416
Marshall & Ilsley Corp.	4.375%	8/1/09	900	868
Mellon Capital II	7.995%	1/15/27	1,125	1,179
Mellon Funding Corp.	3.250%	4/1/09	225	212
Mellon Funding Corp.	5.000%	12/1/14	350	330
National City Bank	4.150%	8/1/09	275	263
National City Bank	4.500%	3/15/10	650	623
National City Bank of Indiana	4.875%	7/20/07	100	99
National City Corp.	3.200%	4/1/08	775	744
National City Corp.	6.875%	5/15/19	550	583
NationsBank Corp.	6.375%	2/15/08	900	910
NationsBank Corp.	6.800%	3/15/28	900	945
PNC Bank NA	4.875%	9/21/17	1,025	929
PNC Funding Corp.	5.250%	11/15/15	675	637
Regions Financial Corp.	7.750%	3/1/11	1,175	1,269
Regions Financial Corp.	6.375%	5/15/12	1,625	1,668
Royal Bank of Canada	4.125%	1/26/10	1,025	976
Royal Bank of Scotland Group PLC	7.648%	9/30/06	1,825	1,955
Royal Bank of Scotland Group PLC	5.000%	11/12/13	625	591
Royal Bank of Scotland Group PLC	5.050%	1/8/15	1,800	1,696
Santander Central Hispano Issuances	7.625%	9/14/10	1,200	1,284
Santander Finance Issuances	6.375%	2/15/11	475	487

14

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sanwa Bank Ltd.	8.350%	7/15/09	1,175	1,257
	Sanwa Bank Ltd.	7.400%	6/15/11	575	610
	Southtrust Corp.	5.800%	6/15/14	225	222
4	Sovereign Bancorp, Inc.	4.800%	9/1/10	875	834
	State Street Capital Trust	5.300%	1/15/16	275	264
	Sumitomo Bank International Finance NV	8.500%	6/15/09	925	994
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	1,565	1,725
	SunTrust Banks, Inc.	4.250%	10/15/09	1,000	959
	SunTrust Banks, Inc.	6.375%	4/1/11	200	206
	SunTrust Banks, Inc.	6.000%	2/15/26	1,075	1,039
	Swiss Bank Corp.	7.000%	10/15/15	450	483
	Swiss Bank Corp.	7.375%	6/15/17	175	194
	Synovus Financial Corp.	5.125%	6/15/17	350	323
	UFJ Finance Aruba AEC	6.750%	7/15/13	1,350	1,415
	US Bancorp	5.100%	7/15/07	900	896
	US Bancorp	3.125%	3/15/08	625	601
	US Bank NA	3.700%	8/1/07	100	98
	US Bank NA	4.125%	3/17/08	625	610
	US Bank NA	6.300%	2/4/14	2,000	2,063
	US Bank NA	4.950%	10/30/14	575	540
	Union Bank of California NA	5.950%	5/11/16	550	544
	UnionBanCal Corp.	5.250%	12/16/13	125	119
	Wachovia Bank NA	4.375%	8/15/08	500	488
	Wachovia Bank NA	4.875%	2/1/15	3,150	2,917
	Wachovia Bank NA	5.000%	8/15/15	175	164
	Wachovia Corp.	3.500%	8/15/08	500	479
	Wachovia Corp.	3.625%	2/17/09	225	214
	Wachovia Corp.	4.375%	6/1/10	1,500	1,432
	Wachovia Corp.	7.800%	8/18/10	400	429
	Wachovia Corp.	5.350%	3/15/11	600	594
	Wachovia Corp.	4.875%	2/15/14	425	396
4	Wachovia Corp.	8.000%	12/15/26	775	809
	Wachovia Corp.	7.500%	4/15/35	100	113
	Wachovia Corp.	6.550%	10/15/35	100	102
	Washington Mutual Bank	6.875%	6/15/11	1,750	1,833
	Washington Mutual Bank	5.500%	1/15/13	925	895
	Washington Mutual Bank	5.125%	1/15/15	1,175	1,091
	Washington Mutual Capital I	8.375%	6/1/27	225	237
	Washington Mutual, Inc.	4.000%	1/15/09	500	480
	Washington Mutual, Inc.	4.200%	1/15/10	50	48
	Washington Mutual, Inc.	5.000%	3/22/12	350	332
	Washington Mutual, Inc.	5.250%	9/15/17	125	114
	Wells Fargo & Co.	4.125%	3/10/08	1,775	1,733
	Wells Fargo & Co.	3.125%	4/1/09	855	803
	Wells Fargo & Co.	4.200%	1/15/10	3,695	3,528
	Wells Fargo & Co.	4.625%	8/9/10	500	481
	Wells Fargo & Co.	4.875%	1/12/11	450	436
	Wells Fargo & Co.	5.125%	9/1/12	650	626
	Wells Fargo & Co.	4.950%	10/16/13	550	520
	Wells Fargo & Co.	5.000%	11/15/14	500	470
	Wells Fargo & Co.	4.750%	2/9/15	450	416
	Wells Fargo & Co.	5.750%	5/16/16	450	444

15

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wells Fargo & Co.	5.375%	2/7/35	750	671
World Savings Bank, FSB	4.125%	3/10/08	1,075	1,049
World Savings Bank, FSB	4.125%	12/15/09	350	333
Zions Bancorp.	5.500%	11/16/15	550	524

Brokerage (1.4%)
Ameriprise Financial Inc.	5.350%	11/15/10	300	294
Ameriprise Financial Inc.	5.650%	11/15/15	875	844
Amvescap PLC	5.375%	2/27/13	25	24
Bear Stearns Co., Inc.	7.800%	8/15/07	775	793
Bear Stearns Co., Inc.	4.000%	1/31/08	1,600	1,562
Bear Stearns Co., Inc.	2.875%	7/2/08	100	95
Bear Stearns Co., Inc.	4.550%	6/23/10	675	648
Bear Stearns Co., Inc.	5.700%	11/15/14	1,450	1,416
Bear Stearns Co., Inc.	5.300%	10/30/15	400	380
Goldman Sachs Group, Inc.	4.125%	1/15/08	500	489
Goldman Sachs Group, Inc.	3.875%	1/15/09	1,910	1,828
Goldman Sachs Group, Inc.	4.500%	6/15/10	1,910	1,830
Goldman Sachs Group, Inc.	6.600%	1/15/12	350	360
Goldman Sachs Group, Inc.	5.700%	9/1/12	450	444
Goldman Sachs Group, Inc.	5.250%	4/1/13	1,425	1,366
Goldman Sachs Group, Inc.	4.750%	7/15/13	275	256
Goldman Sachs Group, Inc.	5.150%	1/15/14	2,525	2,389
Goldman Sachs Group, Inc.	5.000%	10/1/14	2,500	2,329
Goldman Sachs Group, Inc.	5.500%	11/15/14	2,025	1,944
Goldman Sachs Group, Inc.	5.125%	1/15/15	225	210
Goldman Sachs Group, Inc.	5.350%	1/15/16	850	804
Goldman Sachs Group, Inc.	6.125%	2/15/33	350	327
Goldman Sachs Group, Inc.	6.345%	2/15/34	1,150	1,076
Goldman Sachs Group, Inc.	6.450%	5/1/36	1,450	1,394
Jefferies Group Inc.	6.250%	1/15/36	650	589
Lehman Brothers Holdings, Inc.	4.000%	1/22/08	725	708
Lehman Brothers Holdings, Inc.	7.000%	2/1/08	775	790
Lehman Brothers Holdings, Inc.	3.500%	8/7/08	175	168
Lehman Brothers Holdings, Inc.	3.600%	3/13/09	850	807
Lehman Brothers Holdings, Inc.	3.950%	11/10/09	675	640
Lehman Brothers Holdings, Inc.	4.250%	1/27/10	550	526
Lehman Brothers Holdings, Inc.	4.500%	7/26/10	400	383
Lehman Brothers Holdings, Inc.	4.375%	11/30/10	500	475
Lehman Brothers Holdings, Inc.	5.000%	1/14/11	500	484
Lehman Brothers Holdings, Inc.	6.625%	1/18/12	1,325	1,368
Lehman Brothers Holdings, Inc.	5.750%	5/17/13	1,650	1,628
Lehman Brothers Holdings, Inc.	5.500%	4/4/16	950	911
Merrill Lynch & Co., Inc.	3.375%	9/14/07	215	210
Merrill Lynch & Co., Inc.	4.000%	11/15/07	285	279
Merrill Lynch & Co., Inc.	4.125%	1/15/09	275	265
Merrill Lynch & Co., Inc.	6.000%	2/17/09	1,125	1,135
Merrill Lynch & Co., Inc.	4.125%	9/10/09	1,400	1,337
Merrill Lynch & Co., Inc.	4.250%	2/8/10	725	693
Merrill Lynch & Co., Inc.	4.790%	8/4/10	2,475	2,396
Merrill Lynch & Co., Inc.	5.000%	2/3/14	500	471
Merrill Lynch & Co., Inc.	5.450%	7/15/14	100	97

16

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Merrill Lynch & Co., Inc.	5.000%	1/15/15	1,250	1,161
Merrill Lynch & Co., Inc.	6.050%	5/16/16	650	648
Merrill Lynch & Co., Inc.	6.875%	11/15/18	800	851
Morgan Stanley Dean Witter	3.625%	4/1/08	900	871
Morgan Stanley Dean Witter	3.875%	1/15/09	1,175	1,127
Morgan Stanley Dean Witter	4.000%	1/15/10	3,250	3,080
Morgan Stanley Dean Witter	4.250%	5/15/10	675	641
Morgan Stanley Dean Witter	5.050%	1/21/11	575	558
Morgan Stanley Dean Witter	6.750%	4/15/11	175	182
Morgan Stanley Dean Witter	4.750%	4/1/14	3,750	3,446
Morgan Stanley Dean Witter	7.250%	4/1/32	1,200	1,318

Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/09	775	749
American Express Co.	3.750%	11/20/07	975	951
American Express Co.	4.750%	6/17/09	175	171
American Express Credit Corp.	3.000%	5/16/08	50	48
American Express Credit Corp.	5.000%	12/2/10	225	219
American General Finance Corp.	3.875%	10/1/09	325	307
American General Finance Corp.	4.875%	5/15/10	350	339
American General Finance Corp.	4.875%	7/15/12	1,050	992
American General Finance Corp.	5.850%	6/1/13	1,925	1,904
American General Finance Corp.	5.400%	12/1/15	250	237
CIT Group Co. of Canada	4.650%	10/15/06	800	767
CIT Group Co. of Canada	5.200%	10/15/06	675	632
CIT Group, Inc.	5.750%	9/25/07	350	351
CIT Group, Inc.	3.650%	11/23/07	100	97
CIT Group, Inc.	5.000%	11/24/08	450	444
CIT Group, Inc.	4.250%	2/1/10	600	571
CIT Group, Inc.	5.200%	11/3/10	450	439
CIT Group, Inc.	4.750%	12/15/10	400	383
CIT Group, Inc.	5.600%	4/27/11	175	173
CIT Group, Inc.	7.750%	4/2/12	800	868
CIT Group, Inc.	5.400%	3/7/13	100	97
CIT Group, Inc.	5.125%	9/30/14	1,400	1,308
CIT Group, Inc.	5.000%	2/1/15	275	255
CIT Group, Inc.	5.400%	1/30/16	100	95
CIT Group, Inc.	6.000%	4/1/36	750	690
Capital One Bank	4.875%	5/15/08	1,225	1,207
Capital One Bank	5.750%	9/15/10	350	349
Capital One Financial	4.800%	2/21/12	175	165
Capital One Financial	5.500%	6/1/15	100	95
Capital One Financial	5.250%	2/21/17	1,150	1,060
Countrywide Financial Corp.	6.250%	5/15/16	75	74
Countrywide Home Loan	3.250%	5/21/08	100	96
Countrywide Home Loan	6.250%	4/15/09	1,000	1,011
Countrywide Home Loan	4.125%	9/15/09	1,475	1,401
Countrywide Home Loan	4.000%	3/22/11	1,425	1,309
General Electric Capital Corp.	4.250%	1/15/08	775	760
General Electric Capital Corp.	3.500%	5/1/08	500	482
General Electric Capital Corp.	3.600%	10/15/08	440	421
General Electric Capital Corp.	3.125%	4/1/09	175	164

17

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
General Electric Capital Corp.	3.250%	6/15/09	3,050	2,859
General Electric Capital Corp.	4.125%	9/1/09	1,400	1,340
General Electric Capital Corp.	7.375%	1/19/10	1,575	1,660
General Electric Capital Corp.	4.875%	10/21/10	1,250	1,213
General Electric Capital Corp.	6.125%	2/22/11	2,425	2,468
General Electric Capital Corp.	5.500%	4/28/11	2,625	2,606
General Electric Capital Corp.	4.250%	6/15/12	1,675	1,549
General Electric Capital Corp.	6.000%	6/15/12	1,375	1,390
General Electric Capital Corp.	5.450%	1/15/13	550	540
General Electric Capital Corp.	4.750%	9/15/14	850	793
General Electric Capital Corp.	5.000%	1/8/16	1,050	986
General Electric Capital Corp.	6.750%	3/15/32	2,150	2,301
HSBC Finance Corp.	4.625%	1/15/08	1,550	1,528
HSBC Finance Corp.	4.125%	3/11/08	525	511
HSBC Finance Corp.	4.125%	12/15/08	1,500	1,449
HSBC Finance Corp.	5.875%	2/1/09	250	251
HSBC Finance Corp.	4.750%	5/15/09	775	757
HSBC Finance Corp.	4.125%	11/16/09	1,050	998
HSBC Finance Corp.	4.625%	9/15/10	1,025	980
HSBC Finance Corp.	5.250%	1/14/11	1,600	1,562
HSBC Finance Corp.	5.700%	6/1/11	2,350	2,334
HSBC Finance Corp.	6.375%	10/15/11	350	357
HSBC Finance Corp.	7.000%	5/15/12	1,675	1,760
HSBC Finance Corp.	6.375%	11/27/12	450	461
HSBC Finance Corp.	4.750%	7/15/13	1,075	1,001
HSBC Finance Corp.	5.250%	4/15/15	175	165
HSBC Finance Corp.	5.000%	6/30/15	1,100	1,015
HSBC Finance Corp.	5.500%	1/19/16	500	477
HSBC Finance Corp.	5.911%	11/30/35	100	95
International Lease Finance Corp.	4.500%	5/1/08	450	440
International Lease Finance Corp.	6.375%	3/15/09	450	456
International Lease Finance Corp.	3.500%	4/1/09	150	142
International Lease Finance Corp.	5.125%	11/1/10	1,025	997
International Lease Finance Corp.	5.450%	3/24/11	475	466
International Lease Finance Corp.	5.750%	6/15/11	1,625	1,611
International Lease Finance Corp.	5.000%	9/15/12	500	475
Residential Capital Corp.	6.125%	11/21/08	1,225	1,209
Residential Capital Corp.	6.375%	6/30/10	625	615
Residential Capital Corp.	6.000%	2/22/11	1,100	1,067
Residential Capital Corp.	6.500%	4/17/13	1,570	1,537
SLM Corp.	3.625%	3/17/08	720	696
SLM Corp.	4.500%	7/26/10	450	429
SLM Corp.	5.050%	11/14/14	750	700
SLM Corp.	5.625%	8/1/33	1,075	978
Wells Fargo Financial	5.500%	8/1/12	675	668
iStar Financial Inc.	6.000%	12/15/10	250	250
iStar Financial Inc.	5.800%	3/15/11	50	49
iStar Financial Inc.	5.650%	9/15/11	425	416
iStar Financial Inc.	5.150%	3/1/12	1,125	1,069
iStar Financial Inc.	5.875%	3/15/16	325	311
Insurance (0.9%)

18

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	ACE Capital Trust II	9.700%	4/1/30	225	279
	AEGON Funding Corp.	5.750%	12/15/20	100	95
	AEGON NV	4.750%	6/1/13	500	467
	AXA SA	8.600%	12/15/30	775	921
	Aetna, Inc.	5.750%	6/15/11	450	447
	Aetna, Inc.	6.000%	6/15/16	925	911
	Aetna, Inc.	6.625%	6/15/36	725	718
	Allstate Corp.	7.200%	12/1/09	1,100	1,153
	Allstate Corp.	5.000%	8/15/14	450	421
	Allstate Corp.	5.550%	5/9/35	650	562
	Allstate Life Global Funding	4.500%	5/29/09	300	291
	Ambac, Inc.	5.950%	12/5/35	725	673
	American General Capital II	8.500%	7/1/30	100	124
	American International Group, Inc.	2.875%	11/15/06	275	261
4	American International Group, Inc.	4.700%	10/1/10	1,550	1,481
4	American International Group, Inc.	5.050%	10/1/15	625	580
	Arch Capital Group Ltd.	7.350%	5/1/34	275	280
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	225	209
	Assurant, Inc.	5.625%	2/15/14	100	96
	Assurant, Inc.	6.750%	2/15/34	350	346
	Axis Capital Holdings	5.750%	12/1/14	175	164
	CIGNA Corp.	7.875%	5/15/27	150	166
	CNA Financial Corp.	5.850%	12/15/14	925	872
	Cincinnati Financial Corp.	6.125%	11/1/34	375	351
	Commerce Group, Inc.	5.950%	12/9/13	125	121
	Fidelity National Financial, Inc.	7.300%	8/15/11	400	406
	Fund American Cos., Inc.	5.875%	5/15/13	250	238
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	475	496
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	350	397
	Genworth Financial, Inc.	4.750%	6/15/09	175	171
	Genworth Financial, Inc.	5.750%	6/15/14	175	172
	Genworth Financial, Inc.	4.950%	10/1/15	100	92
	Genworth Financial, Inc.	6.500%	6/15/34	375	380
	Hartford Life, Inc.	7.375%	3/1/31	550	613
	Humana Inc.	6.450%	6/1/16	700	691
	ING Capital Funding Trust III	5.775%	12/8/06	750	710
	ING USA Global	4.500%	10/1/10	1,325	1,262
	Lincoln National Corp.	6.150%	4/7/36	425	401
	Loews Corp.	6.000%	2/1/35	175	156
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	125	121
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	925	923
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	100	95
	MetLife, Inc.	5.000%	11/24/13	225	212
	MetLife, Inc.	5.500%	6/15/14	100	97
	MetLife, Inc.	5.000%	6/15/15	325	301
	MetLife, Inc.	6.500%	12/15/32	250	249
	MetLife, Inc.	6.375%	6/15/34	800	783
	MetLife, Inc.	5.700%	6/15/35	300	268
	Principal Life Income Funding	5.125%	3/1/11	600	585
	Principal Life Income Funding	5.100%	4/15/14	350	334
	Progressive Corp.	6.625%	3/1/29	575	595
	Protective Life Secured Trust	3.700%	11/24/08	875	837

19

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Prudential Financial, Inc.	3.750%	5/1/08	1,050	1,015
	Prudential Financial, Inc.	4.500%	7/15/13	225	206
	Prudential Financial, Inc.	4.750%	4/1/14	450	415
	Prudential Financial, Inc.	5.500%	3/15/16	450	431
	Prudential Financial, Inc.	5.750%	7/15/33	450	410
	Prudential Financial, Inc.	5.400%	6/13/35	100	86
	Prudential Financial, Inc.	5.900%	3/17/36	300	277
	Safeco Corp.	4.875%	2/1/10	250	242
	St. Paul Travelers Cos., Inc.	5.500%	12/1/15	350	331
	St. Paul Travelers Cos., Inc.	6.250%	6/20/16	250	249
	Torchmark Corp.	6.375%	6/15/16	500	497
	Travelers Property Casualty Corp.	3.750%	3/15/08	325	315
	Travelers Property Casualty Corp.	6.375%	3/15/33	175	166
	UnitedHealth Group, Inc.	4.125%	8/15/09	1,075	1,026
	UnitedHealth Group, Inc.	5.000%	8/15/14	500	466
	UnitedHealth Group, Inc.	4.875%	3/15/15	175	161
	UnitedHealth Group, Inc.	5.375%	3/15/16	425	401
	UnitedHealth Group, Inc.	5.800%	3/15/36	200	179
	WellPoint Inc.	3.750%	12/14/07	175	170
	WellPoint Inc.	4.250%	12/15/09	125	119
	WellPoint Inc.	5.000%	1/15/11	1,075	1,038
	WellPoint Inc.	6.375%	1/15/12	275	280
	WellPoint Inc.	5.000%	12/15/14	575	536
	WellPoint Inc.	5.250%	1/15/16	100	94
	WellPoint Inc.	5.950%	12/15/34	500	454
	WellPoint Inc.	5.850%	1/15/36	150	134
	Willis North America Inc.	5.625%	7/15/15	500	468
	XL Capital Ltd.	5.250%	9/15/14	400	370
	XL Capital Ltd.	6.375%	11/15/24	125	117

Real Estate Investment Trusts (0.4%)
	Archstone-Smith Trust	5.000%	8/15/07	1,000	991
	Archstone-Smith Trust	5.250%	5/1/15	325	306
	Arden Realty LP	5.250%	3/1/15	100	96
	Boston Properties, Inc.	6.250%	1/15/13	275	277
	Boston Properties, Inc.	5.625%	4/15/15	375	362
	Brandywine Operating Partnership	5.625%	12/15/10	625	612
	Brandywine Operating Partnership	5.400%	11/1/14	50	47
	Colonial Realty LP	5.500%	10/1/15	175	164
	Developers Diversified Realty Corp.	5.375%	10/15/12	650	626
	EOP Operating LP	7.750%	11/15/07	400	410
	EOP Operating LP	6.750%	2/15/08	425	430
	EOP Operating LP	6.750%	2/15/12	350	361
	EOP Operating LP	4.750%	3/15/14	1,000	912
	ERP Operating LP	6.625%	3/15/12	1,175	1,211
	ERP Operating LP	5.375%	8/1/16	225	211
	HRPT Properties Trust	6.250%	8/15/16	250	245
	Health Care REIT, Inc.	6.200%	6/1/16	650	628
	Hospitality Properties	5.125%	2/15/15	175	160
	Kimco Realty Corp.	5.783%	3/15/16	125	121
	Liberty Property LP	5.125%	3/2/15	925	856
4	ProLogis	5.250%	11/15/10	525	511

20

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	ProLogis	5.500%	3/1/13	175	169
4	ProLogis	5.625%	11/15/15	175	167
	ProLogis	5.750%	4/1/16	325	313
	Reckson Operating Partnership	6.000%	3/31/16	275	266
	Regency Centers LP	6.750%	1/15/12	450	464
	Regency Centers LP	5.250%	8/1/15	450	422
	Simon Property Group Inc.	6.375%	11/15/07	1,625	1,636
	Simon Property Group Inc.	5.750%	12/1/15	500	485
	Simon Property Group Inc.	6.100%	5/1/16	200	198
	Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	275	266
	Vornado Realty	5.600%	2/15/11	400	392

Other (0.1%)
	Berkshire Hathaway Finance Corp.	3.400%	7/2/07	125	122
	Berkshire Hathaway Finance Corp.	3.375%	10/15/08	475	452
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	325	309
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	350	330
	Berkshire Hathaway Finance Corp.	4.750%	5/15/12	275	261
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	850	791
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	50	48
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	925	861
	J. Paul Getty Trust	5.875%	10/1/33	225	217
					313,850
Industrial (9.2%)
Basic Industry (0.6%)
	Alcan, Inc.	4.500%	5/15/13	500	457
	Alcan, Inc.	5.000%	6/1/15	100	92
	Alcan, Inc.	6.125%	12/15/33	275	258
	Alcoa, Inc.	6.500%	6/1/11	725	748
	BHP Billiton Finance	4.800%	4/15/13	650	613
	BHP Billiton Finance	5.250%	12/15/15	725	689
	BHP Finance USA Ltd.	8.500%	12/1/12	300	344
	Barrick Gold Finance Inc.	4.875%	11/15/14	225	210
	Celulosa Arauco Constitution SA	8.625%	8/15/10	275	301
	Celulosa Arauco Constitution SA	5.625%	4/20/15	825	773
	Dow Chemical Co.	6.125%	2/1/11	1,575	1,595
	Dow Chemical Co.	6.000%	10/1/12	125	126
	Dow Chemical Co.	7.375%	11/1/29	275	304
	E.I. du Pont de Nemours & Co.	6.875%	10/15/09	1,025	1,062
	E.I. du Pont de Nemours & Co.	4.125%	4/30/10	400	379
	E.I. du Pont de Nemours & Co.	4.750%	11/15/12	400	377
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	175	180
	Eastman Chemical Co.	7.600%	2/1/27	275	288
	Falconbridge Ltd.	7.350%	6/5/12	275	290
	ICI Wilmington	4.375%	12/1/08	350	337
	Inco Ltd.	7.750%	5/15/12	275	294
	Inco Ltd.	5.700%	10/15/15	450	423
	International Paper Co.	5.850%	10/30/06	1,400	1,375
	International Paper Co.	4.250%	1/15/09	275	264
	International Paper Co.	5.300%	4/1/15	100	92
	Lubrizol Corp.	5.500%	10/1/14	675	636
	MeadWestvaco Corp.	6.850%	4/1/12	225	229

21

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Monsanto Co.	7.375%	8/15/12	500	534
	Newmont Mining	5.875%	4/1/35	225	203
	Noranda, Inc.	7.250%	7/15/12	950	988
	Noranda, Inc.	5.500%	6/15/17	175	159
	Placer Dome, Inc.	6.450%	10/15/35	350	342
	Plum Creek Timber Co.	5.875%	11/15/15	275	262
	Potash Corp. of Saskatchewan	7.750%	5/31/11	1,325	1,431
	Praxair, Inc.	2.750%	6/15/08	50	47
	Praxair, Inc.	3.950%	6/1/13	950	845
	Rio Tinto Finance USA Ltd.	2.625%	9/30/08	325	304
2	Rohm & Haas Co.	9.800%	4/15/20	337	410
	Rohm & Haas Co.	7.850%	7/15/29	175	204
4	Southern Copper Corp.	7.500%	7/27/35	675	638
	Teck Cominco Ltd.	6.125%	10/1/35	675	605
	Vale Overseas Ltd.	6.250%	1/11/16	150	143
	Vale Overseas Ltd.	8.250%	1/17/34	550	593
	WMC Finance USA	5.125%	5/15/13	1,000	956
	Weyerhaeuser Co.	5.950%	11/1/08	386	386
	Weyerhaeuser Co.	6.750%	3/15/12	750	764
	Weyerhaeuser Co.	7.375%	3/15/32	900	908

Capital Goods (1.1%)
2 4	BAE Systems	7.156%	12/15/11	92	95
	Boeing Capital Corp.	7.375%	9/27/10	400	425
	Boeing Capital Corp.	6.500%	2/15/12	1,475	1,526
	Boeing Capital Corp.	5.800%	1/15/13	400	401
	Boeing Co.	8.750%	8/15/21	550	695
	Boeing Co.	8.750%	9/15/31	175	232
	Boeing Co.	6.125%	2/15/33	75	76
	CRH America Inc.	6.950%	3/15/12	350	362
	CRH America Inc.	5.300%	10/15/13	450	425
	CRH America Inc.	6.400%	10/15/33	350	340
	Caterpillar Financial Services Corp.	4.500%	9/1/08	30	29
	Caterpillar Financial Services Corp.	4.150%	1/15/10	625	596
	Caterpillar Financial Services Corp.	4.300%	6/1/10	1,250	1,191
	Caterpillar Financial Services Corp.	5.050%	12/1/10	500	489
	Caterpillar Financial Services Corp.	4.750%	2/17/15	125	116
	Caterpillar Financial Services Corp.	4.625%	6/1/15	275	252
	Caterpillar, Inc.	7.300%	5/1/31	1,000	1,150
	Caterpillar, Inc.	7.375%	3/1/97	450	518
	Deere & Co.	6.950%	4/25/14	325	347
	Deere & Co.	8.100%	5/15/30	1,175	1,463
	Emerson Electric Co.	7.125%	8/15/10	175	184
	Emerson Electric Co.	4.625%	10/15/12	900	841
	Emerson Electric Co.	4.500%	5/1/13	400	369
	General Dynamics Corp.	3.000%	5/15/08	350	334
	General Dynamics Corp.	4.500%	8/15/10	125	120
	General Dynamics Corp.	4.250%	5/15/13	975	892
	General Electric Co.	5.000%	2/1/13	1,750	1,676
	Hanson PLC	5.250%	3/15/13	575	544
	Honeywell International, Inc.	6.125%	11/1/11	350	356
	Honeywell International, Inc.	5.400%	3/15/16	1,000	966

22

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honeywell International, Inc.	5.700%	3/15/36	125	117
John Deere Capital Corp.	4.875%	3/16/09	1,750	1,714
Lockheed Martin Corp.	7.650%	5/1/16	1,425	1,600
Lockheed Martin Corp.	8.500%	12/1/29	175	220
Masco Corp.	5.875%	7/15/12	575	564
Masco Corp.	4.800%	6/15/15	475	421
Masco Corp.	6.500%	8/15/32	175	164
Mohawk Industries Inc.	5.750%	1/15/11	2,500	2,453
Mohawk Industries Inc.	6.125%	1/15/16	1,400	1,348
Northrop Grumman Corp.	7.125%	2/15/11	350	369
Northrop Grumman Corp.	7.750%	3/1/16	275	311
Northrop Grumman Corp.	7.750%	2/15/31	450	525
Raytheon Co.	4.850%	1/15/11	775	747
Raytheon Co.	5.500%	11/15/12	725	712
Raytheon Co.	5.375%	4/1/13	75	73
Raytheon Co.	7.200%	8/15/27	500	550
Republic Services, Inc.	6.086%	3/15/35	350	329
TRW, Inc.	7.750%	6/1/29	350	411
Textron Financial Corp.	4.600%	5/3/10	1,525	1,461
Textron, Inc.	6.500%	6/1/12	350	359
Tyco International Group SA	6.125%	11/1/08	500	503
Tyco International Group SA	6.125%	1/15/09	100	101
Tyco International Group SA	6.750%	2/15/11	1,325	1,368
Tyco International Group SA	6.000%	11/15/13	125	124
Tyco International Group SA	7.000%	6/15/28	900	939
USA Waste Services, Inc.	7.000%	7/15/28	275	284
United Technologies Corp.	4.375%	5/1/10	1,100	1,051
United Technologies Corp.	7.125%	11/15/10	250	263
United Technologies Corp.	6.350%	3/1/11	350	358
United Technologies Corp.	4.875%	5/1/15	400	373
United Technologies Corp.	7.500%	9/15/29	350	406
United Technologies Corp.	5.400%	5/1/35	500	451
United Technologies Corp.	6.050%	6/1/36	400	392
Waste Management, Inc.	6.500%	11/15/08	1,250	1,270
Waste Management, Inc.	6.875%	5/15/09	225	231
Waste Management, Inc.	7.375%	8/1/10	175	184
Waste Management, Inc.	6.375%	11/15/12	225	229
Waste Management, Inc.	5.000%	3/15/14	450	422
Waste Management, Inc.	7.750%	5/15/32	75	85

Communication (2.6%)
AT&T Corp.	8.000%	11/15/06	1,100	1,265
AT&T Corp.	6.000%	3/15/09	925	928
AT&T Corp.	6.800%	5/15/36	75	75
AT&T Inc.	4.125%	9/15/09	625	594
AT&T Inc.	5.300%	11/15/10	650	635
AT&T Inc.	6.250%	3/15/11	400	403
AT&T Inc.	5.875%	2/1/12	785	777
AT&T Inc.	5.875%	8/15/12	1,490	1,473
AT&T Inc.	5.100%	9/15/14	950	883
AT&T Inc.	5.625%	6/15/16	1,300	1,228
AT&T Inc.	6.450%	6/15/34	725	693

23

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AT&T Inc.	6.150%	9/15/34	75	69
Alltel Corp.	7.000%	7/1/12	1,050	1,111
America Movil SA de C.V.	4.125%	3/1/09	450	427
America Movil SA de C.V.	5.500%	3/1/14	225	207
America Movil SA de C.V.	5.750%	1/15/15	400	370
America Movil SA de C.V.	6.375%	3/1/35	675	580
BellSouth Corp.	4.200%	9/15/09	1,150	1,095
BellSouth Corp.	4.750%	11/15/12	400	371
BellSouth Corp.	5.200%	9/15/14	350	326
BellSouth Corp.	6.550%	6/15/34	500	477
BellSouth Corp.	6.000%	11/15/34	555	494
BellSouth Telecommunications	6.375%	6/1/28	1,435	1,346
British Sky Broadcasting Corp.	6.875%	2/23/09	875	897
British Sky Broadcasting Corp.	8.200%	7/15/09	125	133
British Telecommunications PLC	8.375%	12/15/06	1,250	1,372
British Telecommunications PLC	8.875%	12/15/06	1,075	1,320
CBS Corp.	6.625%	5/15/11	715	732
CBS Corp.	5.625%	8/15/12	285	278
CBS Corp.	7.875%	7/30/30	375	398
CBS Corp.	5.500%	5/15/33	175	140
CenturyTel Enterprises	6.875%	1/15/28	175	159
CenturyTel, Inc.	7.875%	8/15/06	225	238
Cingular Wireless LLC	7.125%	12/15/31	375	386
Clear Channel Communications, Inc.	4.625%	1/15/08	350	343
Clear Channel Communications, Inc.	7.650%	9/15/10	550	570
Clear Channel Communications, Inc.	5.000%	3/15/12	800	729
Clear Channel Communications, Inc.	5.750%	1/15/13	100	93
Clear Channel Communications, Inc.	5.500%	9/15/14	400	360
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	1,350	1,499
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	175	215
Comcast Cable Communications, Inc.	6.875%	6/15/09	1,500	1,541
Comcast Cable Communications, Inc.	6.750%	1/30/11	1,000	1,029
Comcast Cable Communications, Inc.	8.875%	5/1/17	625	724
Comcast Corp.	5.500%	3/15/11	175	172
Comcast Corp.	6.500%	1/15/15	1,450	1,456
Comcast Corp.	5.900%	3/15/16	350	334
Comcast Corp.	7.050%	3/15/33	175	176
Comcast Corp.	6.500%	11/15/35	1,975	1,857
Comcast Corp.	6.450%	3/15/37	375	349
Cox Communications, Inc.	4.625%	1/15/10	1,000	953
Cox Communications, Inc.	6.750%	3/15/11	2,400	2,444
Cox Communications, Inc.	5.450%	12/15/14	550	507
Deutsche Telekom International Finance	8.000%	12/15/06	2,350	2,524
Deutsche Telekom International Finance	8.250%	12/15/06	2,150	2,491
Deutsche Telekom International Finance	3.875%	7/22/08	175	169
Deutsche Telekom International Finance	5.250%	7/22/13	175	164
Deutsche Telekom International Finance	5.750%	3/23/16	200	189
Embarq Corp.	7.082%	6/1/16	975	969
Embarq Corp.	7.995%	6/1/36	225	226
France Telecom	7.750%	9/1/06	1,850	1,990
France Telecom	8.500%	9/1/06	1,400	1,677
GTE Corp.	8.750%	11/1/21	175	203

24

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gannett Co., Inc.	6.375%	4/1/12	450	453
Grupo Televisa SA	6.625%	3/18/25	350	322
IAC/InteractiveCorp	7.000%	1/15/13	275	274
Koninklijke KPN NV	8.000%	10/1/10	50	53
Koninklijke KPN NV	8.375%	10/1/30	500	542
New Cingular Wireless Services	7.875%	3/1/11	1,900	2,049
New Cingular Wireless Services	8.125%	5/1/12	1,625	1,789
New Cingular Wireless Services	8.750%	3/1/31	875	1,070
New England Telephone & Telegraph Co.	7.875%	11/15/29	225	234
News America Holdings, Inc.	9.250%	2/1/13	675	782
News America Holdings, Inc.	8.000%	10/17/16	800	893
News America Holdings, Inc.	8.150%	10/17/36	175	195
News America Inc.	5.300%	12/15/14	1,050	995
News America Inc.	6.200%	12/15/34	325	292
News America Inc.	6.400%	12/15/35	775	721
Nextel Communications	6.875%	10/31/13	400	403
Nextel Communications	5.950%	3/15/14	290	279
Nextel Communications	7.375%	8/1/15	550	560
Omnicom Group Inc.	5.900%	4/15/16	50	48
R.R. Donnelley & Sons Co.	3.750%	4/1/09	175	165
R.R. Donnelley & Sons Co.	4.950%	5/15/10	250	240
R.R. Donnelley & Sons Co.	4.950%	4/1/14	125	112
Reed Elsevier Capital	4.625%	6/15/12	100	93
Sprint Capital Corp.	6.125%	11/15/08	725	731
Sprint Capital Corp.	7.625%	1/30/11	2,650	2,817
Sprint Capital Corp.	8.375%	3/15/12	350	387
Sprint Capital Corp.	6.875%	11/15/28	1,050	1,052
Sprint Capital Corp.	8.750%	3/15/32	950	1,149
TCI Communications, Inc.	8.750%	8/1/15	675	771
TCI Communications, Inc.	7.875%	2/15/26	175	186
Tele-Communications, Inc.	7.875%	8/1/13	275	293
Telecom Italia Capital	4.000%	11/15/08	405	388
Telecom Italia Capital	4.000%	1/15/10	895	838
Telecom Italia Capital	5.250%	11/15/13	800	740
Telecom Italia Capital	4.950%	9/30/14	275	246
Telecom Italia Capital	5.250%	10/1/15	500	451
Telecom Italia Capital	6.375%	11/15/33	2,725	2,455
Telecomunicaciones de Puerto Rico	6.800%	5/15/09	350	355
Telefonica Emisiones SAU	5.984%	6/20/11	1,500	1,497
Telefonica Emisiones SAU	6.421%	6/20/16	1,250	1,248
Telefonica Emisiones SAU	7.045%	6/20/36	1,100	1,097
Telefonica Europe BV	7.750%	9/15/10	1,425	1,514
Telefonica Europe BV	8.250%	9/15/30	400	450
Telefonos de Mexico SA	4.500%	11/19/08	200	192
Telefonos de Mexico SA	4.750%	1/27/10	375	356
Telefonos de Mexico SA	5.500%	1/27/15	400	365
Telus Corp.	8.000%	6/1/11	725	785
Thomson Corp.	5.750%	2/1/08	950	949
Thomson Corp.	5.500%	8/15/35	225	196
Time Warner Entertainment	7.250%	9/1/08	400	411
Time Warner Entertainment	8.375%	3/15/23	325	359
Time Warner Entertainment	8.375%	7/15/33	925	1,026

25

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
US Cellular	6.700%	12/15/33	325	306
Univision Communications, Inc.	7.850%	7/15/11	500	504
Verizon Communications Corp.	5.350%	2/15/11	200	195
Verizon Communications Corp.	5.550%	2/15/16	1,450	1,365
Verizon Global Funding Corp.	4.000%	1/15/08	350	341
Verizon Global Funding Corp.	6.875%	6/15/12	2,250	2,335
Verizon Global Funding Corp.	7.375%	9/1/12	1,050	1,118
Verizon Global Funding Corp.	4.900%	9/15/15	1,000	902
Verizon Global Funding Corp.	7.750%	12/1/30	450	481
Verizon Global Funding Corp.	5.850%	9/15/35	600	524
Verizon New England, Inc.	6.500%	9/15/11	175	175
Verizon New Jersey, Inc.	5.875%	1/17/12	675	660
Verizon New York, Inc.	6.875%	4/1/12	225	228
Verizon New York, Inc.	7.375%	4/1/32	225	222
Verizon Pennsylvania, Inc.	5.650%	11/15/11	850	824
Verizon Virginia, Inc.	4.625%	3/15/13	275	247
Vodafone AirTouch PLC	7.750%	2/15/10	325	343
Vodafone AirTouch PLC	7.875%	2/15/30	850	935
Vodafone Group PLC	3.950%	1/30/08	825	803
Vodafone Group PLC	5.000%	12/16/13	725	674
Vodafone Group PLC	5.000%	9/15/15	575	523
Vodafone Group PLC	5.750%	3/15/16	450	429
WPP Finance USA Corp.	5.875%	6/15/14	275	267

Consumer Cyclical (1.6%)
Brinker International	5.750%	6/1/14	125	118
CVS Corp.	4.000%	9/15/09	275	260
CVS Corp.	4.875%	9/15/14	225	205
Cendant Corp.	6.250%	1/15/08	625	631
Cendant Corp.	6.250%	3/15/10	375	383
Cendant Corp.	7.375%	1/15/13	650	711
Centex Corp.	5.125%	10/1/13	550	500
Centex Corp.	6.500%	5/1/16	400	388
Chrysler Corp.	7.450%	3/1/27	350	355
D.R. Horton, Inc.	4.875%	1/15/10	225	213
D.R. Horton, Inc.	6.000%	4/15/11	25	24
D.R. Horton, Inc.	5.250%	2/15/15	600	528
D.R. Horton, Inc.	5.625%	1/15/16	1,000	899
D.R. Horton, Inc.	6.500%	4/15/16	375	358
DaimlerChrysler North America Holding Corp.	4.750%	1/15/08	4,350	4,274
DaimlerChrysler North America Holding Corp.	4.050%	6/4/08	450	434
DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	225	215
DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	200	212
DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	2,750	2,706
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	400	417
DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	100	100
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	1,125	1,271
Federated Department Stores, Inc.	6.300%	4/1/09	750	759
Federated Department Stores, Inc.	6.625%	4/1/11	1,250	1,281
Federated Department Stores, Inc.	6.790%	7/15/27	175	171
Federated Department Stores, Inc.	7.000%	2/15/28	200	201
Federated Department Stores, Inc.	6.900%	4/1/29	175	174

26

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Harrah’s Operating Co., Inc.	5.375%	12/15/13	550	507
	Harrah’s Operating Co., Inc.	5.625%	6/1/15	1,875	1,730
	Harrah’s Operating Co., Inc.	5.750%	10/1/17	400	363
	Home Depot Inc.	3.750%	9/15/09	950	900
	Home Depot Inc.	4.625%	8/15/10	975	939
	Home Depot Inc.	5.400%	3/1/16	1,400	1,340
	J.C. Penney Co., Inc.	8.000%	3/1/10	550	586
	J.C. Penney Co., Inc.	7.950%	4/1/17	825	918
	J.C. Penney Co., Inc.	7.400%	4/1/37	250	260
	Johnson Controls, Inc.	5.250%	1/15/11	250	243
	Johnson Controls, Inc.	6.000%	1/15/36	100	92
	Kohl’s Corp.	6.000%	1/15/33	200	181
	Lennar Corp.	5.125%	10/1/10	100	95
4	Lennar Corp.	5.950%	10/17/11	950	924
	Lennar Corp.	5.600%	5/31/15	900	821
	Limited Brands Inc.	5.250%	11/1/14	150	137
	Lowe’s Cos., Inc.	5.000%	10/15/15	500	471
	Lowe’s Cos., Inc.	6.875%	2/15/28	450	488
	Marriott International	4.625%	6/15/12	275	255
	Marriott International	6.200%	6/15/16	175	173
	May Department Stores Co.	5.750%	7/15/14	850	823
2	May Department Stores Co.	9.750%	2/15/21	542	638
	May Department Stores Co.	6.700%	7/15/34	475	461
	McDonald’s Corp.	6.000%	4/15/11	225	227
	Nordstrom, Inc.	6.950%	3/15/28	175	178
	Pulte Homes, Inc.	4.875%	7/15/09	500	482
	Pulte Homes, Inc.	5.250%	1/15/14	450	409
	Pulte Homes, Inc.	5.200%	2/15/15	375	333
	Pulte Homes, Inc.	6.000%	2/15/35	100	83
	Sabre Holdings	6.350%	3/15/16	125	117
	Target Corp.	3.375%	3/1/08	575	555
	Target Corp.	5.400%	10/1/08	765	762
	Target Corp.	7.500%	8/15/10	225	240
	Target Corp.	6.350%	1/15/11	275	283
	Target Corp.	5.875%	3/1/12	175	177
	Target Corp.	7.000%	7/15/31	225	248
	Target Corp.	6.350%	11/1/32	1,375	1,409
	The Walt Disney Co.	6.375%	3/1/12	1,125	1,158
	Time Warner, Inc.	6.750%	4/15/11	175	179
	Time Warner, Inc.	6.875%	5/1/12	2,075	2,148
	Time Warner, Inc.	9.150%	2/1/23	275	325
	Time Warner, Inc.	7.625%	4/15/31	1,185	1,264
	Time Warner, Inc.	7.700%	5/1/32	1,465	1,588
	Toll Brothers, Inc.	5.150%	5/15/15	275	238
	Toyota Motor Credit Corp.	4.250%	3/15/10	2,800	2,677
	Toyota Motor Credit Corp.	5.450%	5/18/11	300	297
4	Viacom Inc.	5.750%	4/30/11	300	295
4	Viacom Inc.	6.250%	4/30/16	125	122
4	Viacom Inc.	6.875%	4/30/36	525	503
	Wal-Mart Stores, Inc.	4.375%	7/12/07	700	692
	Wal-Mart Stores, Inc.	3.375%	10/1/08	800	763
	Wal-Mart Stores, Inc.	6.875%	8/10/09	350	362
	Wal-Mart Stores, Inc.	4.000%	1/15/10	475	451

27

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Wal-Mart Stores, Inc.	4.125%	7/1/10	100	95
	Wal-Mart Stores, Inc.	4.750%	8/15/10	200	194
	Wal-Mart Stores, Inc.	4.125%	2/15/11	2,200	2,068
	Wal-Mart Stores, Inc.	4.550%	5/1/13	400	373
	Wal-Mart Stores, Inc.	4.500%	7/1/15	2,625	2,385
	Wal-Mart Stores, Inc.	7.550%	2/15/30	1,025	1,193
	Wal-Mart Stores, Inc.	5.250%	9/1/35	100	87
	Yum! Brands, Inc.	8.875%	4/15/11	825	919
	Yum! Brands, Inc.	7.700%	7/1/12	175	189
	Yum! Brands, Inc.	6.250%	4/15/16	500	495
Consumer Noncyclical (1.7%)
	Abbott Laboratories	3.500%	2/17/09	325	309
	Abbott Laboratories	5.375%	5/15/09	50	50
	Abbott Laboratories	5.600%	5/15/11	700	695
	Abbott Laboratories	4.350%	3/15/14	1,000	909
	Abbott Laboratories	5.875%	5/15/16	225	223
4	Allergan Inc.	5.750%	4/1/16	125	122
	Altria Group, Inc.	5.625%	11/4/08	500	498
	Altria Group, Inc.	7.000%	11/4/13	550	581
4	AmerisourceBergen Corp.	5.875%	9/15/15	1,125	1,077
	Amgen Inc.	4.000%	11/18/09	925	878
	Amgen Inc.	4.850%	11/18/14	350	325
	Anheuser-Busch Cos., Inc.	6.000%	4/15/11	700	710
	Anheuser-Busch Cos., Inc.	7.125%	7/1/17	500	499
	Anheuser-Busch Cos., Inc.	6.800%	8/20/32	450	487
	Archer-Daniels-Midland Co.	8.125%	6/1/12	550	613
	Archer-Daniels-Midland Co.	7.000%	2/1/31	425	464
	Archer-Daniels-Midland Co.	5.375%	9/15/35	275	243
	AstraZeneca PLC	5.400%	6/1/14	275	267
	Baxter Finco, BV	4.750%	10/15/10	850	812
	Boston Scientific	6.000%	6/15/11	500	494
	Boston Scientific	5.450%	6/15/14	275	257
	Boston Scientific	6.250%	11/15/35	675	644
	Bottling Group LLC	4.625%	11/15/12	1,325	1,243
	Bottling Group LLC	5.500%	4/1/16	575	552
	Bristol-Myers Squibb Co.	4.000%	8/15/08	1,250	1,208
	Bristol-Myers Squibb Co.	5.750%	10/1/11	1,525	1,522
	Bristol-Myers Squibb Co.	6.875%	8/1/97	175	179
	Bunge Ltd. Finance Corp.	4.375%	12/15/08	350	338
	Bunge Ltd. Finance Corp.	5.350%	4/15/14	175	163
	Bunge Ltd. Finance Corp.	5.100%	7/15/15	650	586
	C.R. Bard, Inc.	6.700%	12/1/26	575	592
	Campbell Soup Co.	6.750%	2/15/11	700	727
	Cardinal Health, Inc.	5.850%	12/15/17	100	96
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	765	889
	Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	275	302
	Clorox Co.	4.200%	1/15/10	1,125	1,073
	Clorox Co.	5.000%	1/15/15	350	327
	Coca-Cola Enterprises Inc.	5.750%	11/1/08	225	225
	Coca-Cola Enterprises Inc.	6.125%	8/15/11	300	306
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	350	429

28

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Coca-Cola Enterprises Inc.	6.950%	11/15/26	500	537
ConAgra Foods, Inc.	7.875%	9/15/10	666	713
ConAgra Foods, Inc.	7.125%	10/1/26	175	180
ConAgra Foods, Inc.	7.000%	10/1/28	100	102
ConAgra Foods, Inc.	8.250%	9/15/30	250	289
Diageo Capital PLC	3.375%	3/20/08	375	361
Diageo Finance BV	5.300%	10/28/15	125	118
Eli Lilly & Co.	6.000%	3/15/12	1,225	1,245
Fortune Brands Inc.	5.125%	1/15/11	1,500	1,436
Fortune Brands Inc.	5.375%	1/15/16	275	254
Fortune Brands Inc.	5.875%	1/15/36	225	195
Genentech Inc.	4.400%	7/15/10	175	167
Genentech Inc.	4.750%	7/15/15	100	92
Genentech Inc.	5.250%	7/15/35	225	194
General Mills, Inc.	6.000%	2/15/12	858	860
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,025	939
Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,725	1,954
H.J. Heinz Co.	6.750%	9/15/06	575	564
Hospira, Inc.	4.950%	6/15/09	225	219
Hospira, Inc.	5.900%	6/15/14	125	122
Johnson & Johnson	3.800%	5/15/13	400	362
Johnson & Johnson	4.950%	5/15/33	225	198
Kellogg Co.	2.875%	6/1/08	825	781
Kellogg Co.	6.600%	4/1/11	775	800
Kellogg Co.	7.450%	4/1/31	325	368
Kimberly-Clark Corp.	5.625%	2/15/12	175	175
Kimberly-Clark Corp.	4.875%	8/15/15	875	820
Kraft Foods, Inc.	4.125%	11/12/09	1,975	1,874
Kraft Foods, Inc.	5.625%	11/1/11	500	492
Kraft Foods, Inc.	6.250%	6/1/12	325	329
Kraft Foods, Inc.	6.500%	11/1/31	1,025	1,017
Kroger Co.	7.800%	8/15/07	125	128
Kroger Co.	6.800%	4/1/11	1,250	1,279
Kroger Co.	6.750%	4/15/12	350	358
Kroger Co.	6.800%	12/15/18	975	987
Kroger Co.	7.700%	6/1/29	725	754
Kroger Co.	8.000%	9/15/29	450	482
Laboratory Corp. of America	5.625%	12/15/15	375	357
Medtronic Inc.	4.375%	9/15/10	175	167
Medtronic Inc.	4.750%	9/15/15	675	617
Merck & Co.	4.375%	2/15/13	325	296
Merck & Co.	4.750%	3/1/15	175	160
Merck & Co.	6.400%	3/1/28	225	223
Merck & Co.	5.950%	12/1/28	250	236
Molson Coors Capital Finance	4.850%	9/22/10	350	337
Newell Rubbermaid, Inc.	4.000%	5/1/10	275	257
Pepsi Bottling Group, Inc.	7.000%	3/1/29	450	483
PepsiAmericas Inc.	5.000%	5/15/17	350	320
Pfizer, Inc.	4.500%	2/15/14	1,450	1,361
Philip Morris Cos., Inc.	7.750%	1/15/27	100	112
Procter & Gamble Co.	6.875%	9/15/09	2,050	2,126
Procter & Gamble Co.	4.950%	8/15/14	50	48

29

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Procter & Gamble Co.	5.500%	2/1/34	25	23
	Procter & Gamble Co.	5.800%	8/15/34	475	457
2	Procter & Gamble Co. ESOP	9.360%	1/1/21	1,075	1,321
	Quest Diagnostic, Inc.	5.450%	11/1/15	825	779
	Safeway, Inc.	6.500%	3/1/11	450	454
	Safeway, Inc.	5.800%	8/15/12	225	219
	Safeway, Inc.	7.250%	2/1/31	275	277
	Schering-Plough Corp.	5.550%	12/1/06	350	339
	Schering-Plough Corp.	6.750%	12/1/06	600	613
	Sysco Corp.	5.375%	9/21/35	325	290
	Teva Pharmaceutical Finance LLC	5.550%	2/1/16	775	726
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	550	497
	Tyson Foods, Inc.	8.250%	10/1/11	275	291
	Unilever Capital Corp.	7.125%	11/1/10	1,000	1,050
	Unilever Capital Corp.	5.900%	11/15/32	650	614
	Universal Health Services, Inc.	7.125%	6/30/16	150	151
	WM Wrigley Jr. Co.	4.300%	7/15/10	675	643
	WM Wrigley Jr. Co.	4.650%	7/15/15	325	298
	Wyeth	4.375%	9/1/06	1,500	1,470
	Wyeth	5.500%	9/15/06	725	706
	Wyeth	6.950%	9/15/06	625	651
	Wyeth	5.500%	2/1/14	450	436
	Wyeth	5.500%	2/15/16	175	167
	Wyeth	6.450%	2/1/24	175	175
	Wyeth	6.500%	2/1/34	400	400
	Wyeth	6.000%	2/15/36	400	372

Energy (0.7%)
	Alberta Energy Co. Ltd.	7.375%	11/1/31	400	450
	Amerada Hess Corp.	6.650%	8/15/11	275	282
	Amerada Hess Corp.	7.875%	10/1/29	625	693
	Amerada Hess Corp.	7.125%	3/15/33	500	518
	Anadarko Finance Co.	6.750%	5/1/11	275	282
	Anadarko Petroleum Corp.	3.250%	5/1/08	400	381
	Apache Finance Canada	7.750%	12/15/29	125	146
	Atlantic Richfield Co.	5.900%	4/15/09	225	227
	Burlington Resources, Inc.	6.680%	2/15/11	775	805
	Burlington Resources, Inc.	6.500%	12/1/11	525	545
	Burlington Resources, Inc.	7.200%	8/15/31	100	112
	Canadian Natural Resources	5.450%	10/1/12	325	315
	Canadian Natural Resources	4.900%	12/1/14	750	691
	Canadian Natural Resources	7.200%	1/15/32	625	679
	Canadian Natural Resources	6.450%	6/30/33	525	523
	Canadian Natural Resources	5.850%	2/1/35	75	68
	ChevronTexaco Capital Co.	3.500%	9/17/07	350	342
	ChevronTexaco Capital Co.	3.375%	2/15/08	825	797
	Conoco Funding Co.	6.350%	10/15/11	1,000	1,028
	Conoco Funding Co.	7.250%	10/15/31	175	198
	Devon Financing Corp.	6.875%	9/30/11	950	989
	Devon Financing Corp.	7.875%	9/30/31	300	341
	Diamond Offshore Drilling	4.875%	7/1/15	50	46
	Encana Corp.	4.750%	10/15/13	75	69

30

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Encana Corp.	6.500%	8/15/34	175	175
Encana Holdings Finance Corp.	5.800%	5/1/14	500	490
Halliburton Co.	5.500%	10/15/10	500	495
Husky Energy Inc.	6.250%	6/15/12	175	176
Marathon Oil Corp.	6.125%	3/15/12	225	227
Marathon Oil Corp.	6.800%	3/15/32	325	337
Nexen, Inc.	5.050%	11/20/13	350	329
Nexen, Inc.	7.875%	3/15/32	200	225
Noble Corp.	5.875%	6/1/13	500	495
Noble Energy Inc.	8.000%	4/1/27	550	621
Norsk Hydro	6.360%	1/15/09	275	280
Norsk Hydro	7.250%	9/23/27	575	653
Norsk Hydro	7.150%	1/15/29	275	309
Occidental Petroleum	4.250%	3/15/10	1,000	957
Occidental Petroleum	6.750%	1/15/12	350	367
Occidental Petroleum	7.200%	4/1/28	350	387
Ocean Energy, Inc.	4.375%	10/1/07	50	49
Ocean Energy, Inc.	7.250%	10/1/11	50	53
PanCanadian Energy Corp.	7.200%	11/1/31	225	248
Petro-Canada	4.000%	7/15/13	725	641
Petro-Canada	7.875%	6/15/26	50	58
Petro-Canada	7.000%	11/15/28	275	285
Petro-Canada	5.350%	7/15/33	275	233
Petro-Canada	5.950%	5/15/35	350	317
Petro-Canada Financial Partnership	5.000%	11/15/14	250	232
Phillips Petroleum Co.	8.750%	5/25/10	575	634
Questar Market Resources	6.050%	9/1/16	375	368
Shell International Finance	5.625%	6/27/11	75	75
Suncor Energy, Inc.	5.950%	12/1/34	275	266
Sunoco, Inc.	4.875%	10/15/14	125	115
Talisman Energy, Inc.	5.125%	5/15/15	100	93
Talisman Energy, Inc.	5.850%	2/1/37	550	486
Tosco Corp.	8.125%	2/15/30	1,525	1,860
Transocean Sedco Forex, Inc.	7.500%	4/15/31	450	510
Valero Energy Corp.	6.875%	4/15/12	1,300	1,348
Valero Energy Corp.	7.500%	4/15/32	175	189
XTO Energy, Inc.	6.250%	4/15/13	500	500
XTO Energy, Inc.	5.000%	1/31/15	125	114
XTO Energy, Inc.	5.300%	6/30/15	650	604

Technology (0.5%)
Cisco Systems Inc.	5.250%	2/22/11	1,450	1,423
Cisco Systems Inc.	5.500%	2/22/16	1,750	1,683
Computer Sciences Corp.	3.500%	4/15/08	175	167
Deluxe Corp.	3.500%	10/1/07	125	120
Deluxe Corp.	5.125%	10/1/14	200	159
Electronic Data Systems	6.500%	8/1/06	275	271
Electronic Data Systems	7.125%	10/15/09	125	129
Electronic Data Systems	7.450%	10/15/29	100	105
First Data Corp.	3.375%	8/1/08	685	654
First Data Corp.	3.900%	10/1/09	250	236
First Data Corp.	4.500%	6/15/10	550	526

31

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	First Data Corp.	4.850%	10/1/14	125	116
	First Data Corp.	4.950%	6/15/15	225	208
	Harris Corp.	5.000%	10/1/15	325	297
	Hewlett-Packard Co.	3.625%	3/15/08	1,275	1,233
	International Business Machines Corp.	6.450%	8/1/07	1,075	1,085
	International Business Machines Corp.	5.375%	2/1/09	175	174
	International Business Machines Corp.	7.500%	6/15/13	775	849
	International Business Machines Corp.	7.000%	10/30/25	450	488
	International Business Machines Corp.	6.220%	8/1/27	800	795
	International Business Machines Corp.	7.125%	12/1/96	125	134
	Motorola, Inc.	7.625%	11/15/10	701	750
	Motorola, Inc.	8.000%	11/1/11	175	192
	Motorola, Inc.	7.500%	5/15/25	350	383
	Motorola, Inc.	6.500%	9/1/25	125	124
	Motorola, Inc.	6.500%	11/15/28	325	323
	Oracle Corp.	5.000%	1/15/11	1,475	1,426
	Oracle Corp.	5.250%	1/15/16	1,000	937
	Pitney Bowes Credit Corp.	5.750%	8/15/08	775	776
	Pitney Bowes, Inc.	4.875%	8/15/14	75	70
	Pitney Bowes, Inc.	4.750%	1/15/16	1,000	907
	Science Applications International Corp.	6.250%	7/1/12	100	101
	Science Applications International Corp.	5.500%	7/1/33	100	86

Transportation (0.4%)
	American Airlines, Inc.	7.024%	10/15/09	975	997
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	575	599
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	550	591
	CNF, Inc.	6.700%	5/1/34	275	259
	CSX Corp.	6.750%	3/15/11	350	363
	CSX Corp.	6.300%	3/15/12	1,475	1,502
	Canadian National Railway Co.	4.400%	3/15/13	275	254
	Canadian National Railway Co.	6.800%	7/15/18	1,200	1,289
	Canadian National Railway Co.	6.250%	8/1/34	275	281
	Canadian National Railway Co.	6.200%	6/1/36	200	201
	Canadian Pacific Rail	6.250%	10/15/11	1,075	1,096
	Canadian Pacific Rail	7.125%	10/15/31	175	193
2	Continental Airlines, Inc.	6.648%	9/15/17	1,139	1,127
4	ERAC USA Finance Co.	7.350%	6/15/08	525	539
	FedEx Corp.	3.500%	4/1/09	125	118
	Mass Transit Railway Corp.	7.500%	11/8/10	275	293
	Norfolk Southern Corp.	6.200%	4/15/09	225	227
	Norfolk Southern Corp.	6.750%	2/15/11	300	312
	Norfolk Southern Corp.	7.700%	5/15/17	275	310
	Norfolk Southern Corp.	9.750%	6/15/20	633	825
	Norfolk Southern Corp.	7.800%	5/15/27	250	291
	Norfolk Southern Corp.	7.050%	5/1/37	550	599
	Norfolk Southern Corp.	7.900%	5/15/97	325	377
	Ryder System Inc.	5.950%	5/2/11	350	348
	Southwest Airlines Co.	6.500%	3/1/12	725	739
	Southwest Airlines Co.	5.125%	3/1/17	100	90
	Union Pacific Corp.	7.250%	11/1/08	525	542
	Union Pacific Corp.	3.625%	6/1/10	250	231

32

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Union Pacific Corp.	6.125%	1/15/12	100	101
Union Pacific Corp.	6.500%	4/15/12	350	360
Union Pacific Corp.	7.000%	2/1/16	350	374
Union Pacific Corp.	6.625%	2/1/29	175	181

Other (0.0%)
Black & Decker Corp.	4.750%	11/1/14	400	360
Cooper Industries, Inc.	5.250%	11/15/12	325	314
Dover Corp.	4.875%	10/15/15	175	162
Rockwell International Corp.	6.700%	1/15/28	175	185
				343,811
Utilities (1.6%)
Electric (1.3%)
AEP Texas Central Co.	5.500%	2/15/13	400	389
AEP Texas Central Co.	6.650%	2/15/33	325	324
Alabama Power Co.	3.500%	11/15/07	575	558
Alabama Power Co.	5.500%	10/15/17	125	120
American Electric Power Co., Inc.	5.375%	3/15/10	475	467
Arizona Public Service Co.	4.650%	5/15/15	350	309
Boston Edison Co.	4.875%	4/15/14	175	166
Carolina Power & Light Co.	6.500%	7/15/12	1,500	1,535
CenterPoint Energy Houston	5.700%	3/15/13	725	714
Cincinnati Gas & Electric Co.	5.700%	9/15/12	225	221
Cleveland Electric Illumination Co.	7.880%	11/1/17	175	198
Columbus Southern Power	5.850%	10/1/35	500	453
Commonwealth Edison Co.	6.150%	3/15/12	375	378
Connecticut Light & Power Co.	6.350%	6/1/36	825	828
Consolidated Edison Co. of New York	4.875%	2/1/13	175	166
Consolidated Edison Co. of New York	5.375%	12/15/15	275	265
Constellation Energy Group, Inc.	6.125%	9/1/09	300	302
Constellation Energy Group, Inc.	7.000%	4/1/12	50	52
Constellation Energy Group, Inc.	7.600%	4/1/32	175	191
Consumers Energy Co.	4.250%	4/15/08	525	510
Consumers Energy Co.	4.800%	2/17/09	450	439
Consumers Energy Co.	5.000%	2/15/12	350	333
Consumers Energy Co.	5.375%	4/15/13	175	168
DTE Energy Co.	7.050%	6/1/11	175	181
Detroit Edison Co.	6.125%	10/1/10	275	278
Detroit Edison Co.	5.700%	10/1/37	375	332
Dominion Resources, Inc.	6.250%	6/30/12	350	352
Dominion Resources, Inc.	5.150%	7/15/15	175	161
Dominion Resources, Inc.	5.250%	8/1/15	175	163
Dominion Resources, Inc.	6.300%	3/15/33	75	70
Dominion Resources, Inc.	5.950%	6/15/35	50	45
Duke Capital Corp.	7.500%	10/1/09	250	263
Duke Capital Corp.	6.750%	2/15/32	175	177
Duke Energy Corp.	6.250%	1/15/12	1,675	1,706
El Paso Electric Co.	6.000%	5/15/35	125	112
Energy East Corp.	6.750%	6/15/12	550	566
Entergy Gulf States, Inc.	3.600%	6/1/08	275	263
Exelon Corp.	4.900%	6/15/15	575	525
FirstEnergy Corp.	6.450%	11/15/11	1,675	1,704

33

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	FirstEnergy Corp.	7.375%	11/15/31	500	538
	Florida Power & Light Co.	5.625%	4/1/34	775	712
	Florida Power & Light Co.	4.950%	6/1/35	575	476
	Florida Power & Light Co.	5.400%	9/1/35	275	244
4	Florida Power & Light Co.	6.200%	6/1/36	700	695
	Florida Power & Light Co.	5.650%	2/1/37	100	92
	Florida Power Corp.	4.500%	6/1/10	425	406
	Jersey Central Power & Light	5.625%	5/1/16	275	267
	Kansas City Power & Light	6.050%	11/15/35	175	165
	MidAmerican Energy Co.	6.750%	12/30/31	725	757
	MidAmerican Energy Co.	5.750%	11/1/35	275	251
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	900	895
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	175	163
4	MidAmerican Energy Holdings Co.	6.125%	4/1/36	2,250	2,100
	National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/08	600	584
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	1,650	1,765
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	225	273
	NiSource Finance Corp.	7.875%	11/15/10	550	588
	NiSource Finance Corp.	5.400%	7/15/14	175	165
	NiSource Finance Corp.	5.250%	9/15/17	325	295
	NiSource Finance Corp.	5.450%	9/15/20	100	90
	Niagara Mohawk Power Corp.	7.750%	10/1/08	300	312
	Northern States Power Co.	6.250%	6/1/36	200	200
	Ohio Edison	6.400%	7/15/16	125	126
	Ohio Power Co.	6.000%	6/1/16	350	346
	Oncor Electric Delivery Co.	6.375%	5/1/12	675	681
	Oncor Electric Delivery Co.	6.375%	1/15/15	500	501
	Oncor Electric Delivery Co.	7.250%	1/15/33	125	135
	PPL Energy Supply LLC	6.400%	11/1/11	825	837
	PSE&G Power LLC	7.750%	4/15/11	350	374
	PSE&G Power LLC	6.950%	6/1/12	700	725
	PSE&G Power LLC	5.500%	12/1/15	50	47
	PSE&G Power LLC	8.625%	4/15/31	75	92
	PSI Energy Inc.	5.000%	9/15/13	500	469
	PacifiCorp	6.900%	11/15/11	500	525
	PacifiCorp	7.700%	11/15/31	250	290
	PacifiCorp	5.250%	6/15/35	175	150
	Pacific Gas & Electric Co.	3.600%	3/1/09	225	214
	Pacific Gas & Electric Co.	4.200%	3/1/11	225	211
	Pacific Gas & Electric Co.	4.800%	3/1/14	625	584
	Pacific Gas & Electric Co.	6.050%	3/1/34	2,100	1,987
	Pepco Holdings, Inc.	6.450%	8/15/12	550	556
	Pepco Holdings, Inc.	7.450%	8/15/32	175	188
	Progress Energy, Inc.	7.100%	3/1/11	1,075	1,120
	Progress Energy, Inc.	7.750%	3/1/31	350	387
	Progress Energy, Inc.	7.000%	10/30/31	50	51
	Public Service Co. of Colorado	4.375%	10/1/08	800	778
	Public Service Co. of Colorado	7.875%	10/1/12	900	994
	Public Service Co. of Colorado	5.500%	4/1/14	275	269
	Puget Sound Energy Inc.	5.483%	6/1/35	100	88
	SCANA Corp.	6.875%	5/15/11	1,125	1,174
	Southern California Edison Co.	5.000%	1/15/14	1,175	1,107

34

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Edison Co.	5.000%	1/15/16	575	535
Southern California Edison Co.	6.000%	1/15/34	175	168
Southern California Edison Co.	5.750%	4/1/35	225	207
Southern California Edison Co.	5.350%	7/15/35	125	108
Southern California Edison Co.	5.625%	2/1/36	125	113
Southern Power Co.	6.250%	7/15/12	325	327
Tampa Electric Co.	6.550%	5/15/36	400	402
Union Electric Co.	5.400%	2/1/16	300	285
United Utilities PLC	5.375%	2/1/19	625	566
Virginia Electric & Power Co.	5.400%	1/15/16	1,000	950
Virginia Electric & Power Co.	6.000%	1/15/36	350	323
Wisconsin Electric Power Co.	5.625%	5/15/33	175	161
Xcel Energy, Inc.	7.000%	12/1/10	125	130
Xcel Energy, Inc.	6.500%	7/1/36	425	418

Natural Gas (0.3%)
AGL Capital Corp.	7.125%	1/14/11	125	130
Atmos Energy Corp.	4.000%	10/15/09	400	377
Atmos Energy Corp.	4.950%	10/15/14	175	160
Boardwalk Pipelines LLC	5.500%	2/1/17	125	118
CenterPoint Energy Resources	7.875%	4/1/13	750	816
Consolidated Natural Gas	6.250%	11/1/11	950	959
Consolidated Natural Gas	5.000%	12/1/14	675	621
Duke Energy Field Services	7.875%	8/16/10	225	241
Duke Energy Field Services	8.125%	8/16/30	275	323
Energy Transfer Partners LP	5.650%	8/1/12	625	603
Energy Transfer Partners LP	5.950%	2/1/15	175	169
Enterprise Products Operating LP	4.950%	6/1/10	325	311
Enterprise Products Operating LP	5.600%	10/15/14	1,875	1,776
Enterprise Products Operating LP	6.875%	3/1/33	100	97
KN Energy, Inc.	7.250%	3/1/28	275	247
KeySpan Corp.	7.625%	11/15/10	100	106
Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,150	1,192
Kinder Morgan Energy Partners LP	5.125%	11/15/14	425	391
Kinder Morgan Energy Partners LP	7.300%	8/15/33	450	460
Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	85
Kinder Morgan, Inc.	6.500%	9/1/12	1,375	1,301
Kinder Morgan, Inc.	6.400%	1/5/36	300	244
Magellan Midstream Partners, LP	5.650%	10/15/16	100	93
Oneok Inc.	5.200%	6/15/15	450	413
Oneok Inc.	6.000%	6/15/35	225	203
San Diego Gas & Electric	5.350%	5/15/35	100	89
Sempra Energy	7.950%	3/1/10	20	21
Southern California Gas Co.	5.750%	11/15/35	350	331
Texas Gas Transmission	4.600%	6/1/15	275	247
Trans-Canada Pipelines	4.000%	6/15/13	675	603
Trans-Canada Pipelines	5.850%	3/15/36	450	420
				60,863

Total Corporate Bonds (Cost $1,014,274)				985,655
Sovereign Bonds (U.S. Dollar-Denominated) (3.1%)
African Development Bank	3.250%	8/1/08	550	528

35

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Asian Development Bank	4.125%	9/15/10	200	191
Asian Development Bank	5.593%	7/16/18	1,700	1,693
Bayerische Landesbank	2.875%	10/15/08	450	424
Canadian Government	5.250%	11/5/08	275	274
China Development Bank	4.750%	10/8/14	350	324
China Development Bank	5.000%	10/15/15	175	164
Corp. Andina de Fomento	5.200%	5/21/13	375	357
Development Bank of Japan	4.250%	6/9/15	175	158
Eksportfinans	4.750%	12/15/08	1,300	1,280
Eksportfinans	5.500%	5/25/16	2,100	2,086
European Investment Bank	3.125%	10/15/07	1,700	1,654
European Investment Bank	3.500%	3/14/08	1,300	1,262
European Investment Bank	3.875%	8/15/08	2,300	2,236
European Investment Bank	4.500%	2/17/09	125	122
European Investment Bank	4.000%	3/3/10	775	739
European Investment Bank	4.125%	9/15/10	1,500	1,429
European Investment Bank	5.250%	6/15/11	1,300	1,291
European Investment Bank	4.625%	5/15/14	3,025	2,865
Export Development Canada	4.000%	8/1/07	350	345
Export-Import Bank of Korea	4.500%	8/12/09	175	169
Export-Import Bank of Korea	4.625%	3/16/10	175	168
Export-Import Bank of Korea	5.125%	3/16/15	400	376
Federation of Malaysia	8.750%	6/1/09	750	804
Federation of Malaysia	7.500%	7/15/11	725	768
Financement Quebec	5.000%	10/25/12	350	340
Hellenic Republic	6.950%	3/4/08	450	460
Instituto de Credito Oficial	6.000%	5/19/08	600	608
Inter-American Development Bank	6.375%	10/22/07	800	811
Inter-American Development Bank	3.375%	3/17/08	400	387
Inter-American Development Bank	5.375%	11/18/08	275	276
Inter-American Development Bank	5.625%	4/16/09	2,650	2,667
Inter-American Development Bank	8.500%	3/15/11	575	645
Inter-American Development Bank	4.375%	9/20/12	450	424
Inter-American Development Bank	4.250%	9/14/15	75	68
Inter-American Development Bank	7.000%	6/15/25	275	316
International Bank for
Reconstruction & Development	4.125%	6/24/09	1,025	992
International Bank for
Reconstruction & Development	4.125%	8/12/09	775	750
International Bank for
Reconstruction & Development	8.875%	3/1/26	450	624
International Finance Corp.	3.000%	4/15/08	1,050	1,007
Japan Finance Corp.	5.875%	3/14/11	1,000	1,015
Japan Finance Corp.	4.625%	4/21/15	600	557
Korea Development Bank	3.875%	3/2/09	550	525
Korea Development Bank	4.750%	7/20/09	450	437
Korea Development Bank	4.625%	9/16/10	625	599
Korea Development Bank	5.750%	9/10/13	975	966
Korea Electric Power	7.750%	4/1/13	775	851
Kreditanstalt fur Wiederaufbau	3.250%	7/16/07	3,550	3,481
Kreditanstalt fur Wiederaufbau	3.750%	1/24/08	900	878
Kreditanstalt fur Wiederaufbau	4.625%	11/17/08	1,400	1,376

36

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kreditanstalt fur Wiederaufbau	5.250%	5/19/09	1,525	1,519
	Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	2,025	1,943
	Kreditanstalt fur Wiederaufbau	4.625%	1/20/11	500	483
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	625	570
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	350	341
	Landeskreditbank
	Baden-Wuerttemberg—Foerderbank	4.250%	9/15/10	250	239
	Landwirtschaftliche Rentenbank	3.375%	11/15/07	850	827
	Landwirtschaftliche Rentenbank	3.250%	6/16/08	1,225	1,175
	Landwirtschaftliche Rentenbank	3.875%	9/4/08	1,175	1,136
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	275	261
	Nordic Investment Bank	3.125%	4/24/08	450	433
	Oesterreichische Kontrollbank	4.250%	10/6/10	725	695
	Oesterreichische Kontrollbank	4.500%	3/9/15	125	117
	Ontario Hydro Electric	6.100%	1/30/08	350	353
	Pemex Project Funding Master Trust	7.875%	8/1/06	1,350	1,392
	Pemex Project Funding Master Trust	8.625%	8/1/06	500	554
	Pemex Project Funding Master Trust	8.000%	11/15/06	700	739
	Pemex Project Funding Master Trust	8.500%	2/15/08	675	698
	Pemex Project Funding Master Trust	6.125%	8/15/08	525	526
	Pemex Project Funding Master Trust	9.125%	10/13/10	525	572
	Pemex Project Funding Master Trust	7.375%	12/15/14	60	62
	Pemex Project Funding Master Trust	5.750%	12/15/15	1,110	1,016
4	Pemex Project Funding Master Trust	6.625%	6/15/35	575	513
	Pemex Project Funding Master Trust	6.625%	6/15/35	225	201
	People’s Republic of China	7.300%	12/15/08	175	182
	People’s Republic of China	4.750%	10/29/13	175	165
	Petrobras International Finance	9.875%	5/9/08	525	559
	Province of British Columbia	5.375%	10/29/08	1,170	1,171
	Province of Manitoba	7.500%	2/22/10	625	666
	Province of New Brunswick	3.500%	10/23/07	1,550	1,509
	Province of Nova Scotia	5.750%	2/27/12	225	227
	Province of Ontario	3.350%	7/16/07	700	685
	Province of Ontario	5.500%	10/1/08	2,875	2,878
	Province of Ontario	3.625%	10/21/09	625	592
	Province of Ontario	5.125%	7/17/12	525	515
	Province of Ontario	5.450%	4/27/16	675	667
	Province of Quebec	5.750%	2/15/09	800	805
	Province of Quebec	5.000%	7/17/09	1,375	1,353
	Province of Quebec	6.125%	1/22/11	850	867
	Province of Quebec	4.600%	5/26/15	275	254
	Province of Quebec	5.000%	3/1/16	850	805
	Province of Quebec	7.500%	9/15/29	725	876
	Province of Saskatchewan	7.375%	7/15/13	200	221
	Quebec Hydro Electric	8.050%	7/7/06	475	595
	Quebec Hydro Electric	6.300%	5/11/11	1,250	1,274
	Quebec Hydro Electric	7.500%	4/1/16	1,200	1,350
	Region of Lombardy, Italy	5.804%	10/25/32	225	216
	Republic of Chile	5.625%	7/23/07	350	350
	Republic of Chile	7.125%	1/11/12	925	977
	Republic of Chile	5.500%	1/15/13	175	171
	Republic of Hungary	4.750%	2/3/15	1,100	1,007

37

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Republic of Italy	3.625%	9/14/07	2,925	2,864
Republic of Italy	3.750%	12/14/07	900	880
Republic of Italy	4.000%	6/16/08	100	97
Republic of Italy	6.000%	2/22/11	400	407
Republic of Italy	5.625%	6/15/12	5,400	5,404
Republic of Italy	4.500%	1/21/15	725	665
Republic of Italy	6.875%	9/27/23	2,100	2,331
Republic of Italy	5.375%	6/15/33	625	581
Republic of Korea	8.875%	4/15/08	725	767
Republic of Korea	4.250%	6/1/13	2,000	1,813
Republic of Korea	5.625%	11/3/25	250	235
Republic of Poland	6.250%	7/3/12	450	460
Republic of Poland	5.250%	1/15/14	500	480
Republic of South Africa	7.375%	4/25/12	800	834
Republic of South Africa	6.500%	6/2/14	325	325
Republic of South Africa	8.500%	6/23/17	500	564
State of Israel	4.625%	6/15/13	225	208
Swedish Export Credit Corp.	4.125%	10/15/08	625	608
Swedish Export Credit Corp.	4.000%	6/15/10	450	439
United Mexican States	10.375%	2/17/09	265	293
United Mexican States	8.375%	1/14/11	4,650	5,062
United Mexican States	7.500%	1/14/12	203	215
United Mexican States	6.375%	1/16/13	266	266
United Mexican States	6.625%	3/3/15	47	48
United Mexican States	11.375%	9/15/16	100	136
United Mexican States	5.625%	1/15/17	4,725	4,390
United Mexican States	8.125%	12/30/19	1,100	1,235
United Mexican States	8.300%	8/15/31	2,350	2,688
United Mexican States	7.500%	4/8/33	275	289
^ United Mexican States	6.750%	9/27/34	1,925	1,858
Total Sovereign Bonds (Cost $120,263)				116,511
Taxable Municipal Bonds (0.2%)
Illinois (Taxable Pension) GO	4.950%	6/1/23	400	362
Illinois (Taxable Pension) GO	5.100%	6/1/33	4,700	4,214
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/34	450	421
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	325	381
New Jersey Turnpike Auth. Rev.	4.252%	1/1/15	10	9
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	290	264
Oregon (Taxable Pension) GO	5.762%	6/1/23	225	224
Oregon (Taxable Pension) GO	5.892%	6/1/27	225	223
Oregon School Board Assn.	4.759%	6/30/28	300	260
Oregon School Board Assn.	5.528%	6/30/28	100	95
Wisconsin Public Service Rev.	4.800%	5/1/13	275	261
Wisconsin Public Service Rev.	5.700%	5/1/26	275	269
Total Taxable Municipal Bonds (Cost $7,431)				6,983

38

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.8%)
5 Vanguard Market Liquidity Fund, 5.136%	28,553,606	28,554
5 Vanguard Market Liquidity Fund, 5.136%—Note E	1,800,000	1,800
Total Temporary Cash Investments (Cost $30,354)		30,354
Total Investments (99.3%) (Cost $3,817,042)		3,717,276
Other Assets and Liabilities (0.7%)
Other Assets		95,006
Liabilities—Note E		(67,562)
		27,444
Net Assets (100%)		3,744,720
Applicable to 76,172,010 outstanding $.001
par value shares of beneficial interest (unlimited authorization)		3,744,720
Net Asset Value Per Share		$49.16

At June 30, 2006, net assets consisted of:[6]
	Amount	Per
	($000)	Share
Paid-in Capital	3,861,483	$50.69
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(16,027)	(.21)
Unrealized Depreciation
Investment Securities	(99,766)	(1.31)
Swap Contracts	(970)	(.01)
Net Assets	3,744,720	$49.16

•	See Note A in Notes to Financial Statements.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.
1

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.

2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Adjustable-rate note.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $12,259,000, representing 0.3% of net assets.

5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the7-day yield.
6	See Note C in Notes to Financial Statements for the tax-basis components of net assets.
GO—	General Obligation Bond.

39

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Interest[1]	85,609
Security Lending	3
Total Income	85,612
Expenses
The Vanguard Group—Note B
Management and Administrative	842
Total Expenses	842
Net Investment Income	84,770
Realized Net Gain (Loss)
Investment Securities Sold	(10,981)
Swap Contracts	(2,417)
Realized Net Gain (Loss)	(13,398)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(98,041)
Swap Contracts	(1,539)
Change in Unrealized Appreciation (Depreciation)	(99,580)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,208)

1	Interest income from an affiliated company of the fund was $1,202,000.

40

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	84,770	61,023
Realized Net Gain (Loss)	(13,398)	(3,580)
Change in Unrealized Appreciation (Depreciation)	(99,580)	(14,165)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,208)	43,278
Distributions
Net Investment Income	(82,842)	(60,622)
Realized Capital Gain	—	—
Total Distributions	(82,842)	(60,622)
Capital Share Transactions—Note F
Issued	1,066,197	1,954,781
Issued in Lieu of Cash Distributions	76,359	48,683
Redeemed	(147,443)	(295,136)
Net Increase (Decrease) from Capital Share Transactions	995,113	1,708,328
Total Increase (Decrease)	884,063	1,690,984
Net Assets
Beginning of Period	2,860,657	1,169,673
End of Period	3,744,720	2,860,657

41

Financial Highlights

Institutional Total Bond Market Index Fund

	Six Months
	Ended	Year Ended December 31,			April 26[1] to
	June 30,				Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$50.79	$51.79	$51.80	$51.89	$50.00
Investment Operations
Net Investment Income	1.239	2.263	2.104	1.952	1.701
Net Realized and Unrealized Gain (Loss) on Investments	(1.650)	(1.007)	.106	.133	1.891
Total from Investment Operations	(.411)	1.256	2.210	2.085	3.592
Distributions
Dividends from Net Investment Income	(1.219)	(2.256)	(2.193)	(1.997)	(1.690)
Distributions from Realized Capital Gains	—	—	(.027)	(.178)	(.012)
Total Distributions	(1.219)	(2.256)	(2.220)	(2.175)	(1.702)
Net Asset Value, End of Period	$49.16	$50.79	$51.79	$51.80	$51.89

Total Return	–0.82%	2.47%	4.36%	4.08%	7.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,745	$2,861	$1,170	$1,185	$1,005
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	5.03%[2]	4.47%	4.08%	3.81%	4.57%[2]
Portfolio Turnover Rate[3,4]	70%[2]	68%	88%	91%	68%

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
4	The portfolio turnover rates excluding paydowns on mortgage-backed securities were 65%, 61%, 57%, 60%, and 64%.
See accompanying Notes, which are an integral part of the Financial Statements.

42

Notes to Financial Statements

Vanguard Institutional Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is offered to investors who meet certain administrative and servicing criteria and invest a minimum of $100 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

43

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral (cash or U.S. government and agency securities) at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, and/or fees received from borrowers, less expenses associated with the loan.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses on swap contracts of $1,928,000 have been reclassified from accumulated net realized losses to undistributed net investment income. Taxable income on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month. At June 30, 2006, the fund had $970,000 of net swap losses available to reduce ordinary income dividends to shareholders.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $4,432,000 to offset future net capital gains of $2,064,000 through December 31, 2013, and $2,368,000 through December 31, 2014. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2006, net unrealized depreciation of investment securities for tax purposes was $99,766,000, consisting of unrealized gains of $630,000 on securities that had risen in value since their purchase and $100,396,000 in unrealized losses on securities that had fallen in value since their purchase.

44

At June 30, 2006, the fund had the following open swap contracts:

				Unrealized
		Notional	Floating	Appreciation
		Amount	Interest	(Depreciation)
Reference Entity/Termination Date	Dealer[1]	($000)	Rate Paid[2]	($000)
Commercial Mortgage-Backed Securities Index
7/31/06	BA	10,000	5.384%	(25)
8/31/06	BA	35,000	5.334	(86)
9/30/06	BA	24,000	5.324	(59)
11/1/06	LEH	20,000	5.109	(49)
12/1/06	LEH	18,000	5.109	(44)
1/31/07	BA	14,000	5.334	(34)
5/1/07	LEH	14,000	5.109	(34)
Federal National Mortgage Assn., 4.50% 15-Year
7/1/06	UBS	7,000	4.369	(79)
8/1/06	UBS	6,000	4.959	(44)
Federal National Mortgage Assn., 5.00% 15-Year
7/1/06	UBS	3,000	4.839	(33)
Federal National Mortgage Assn., 5.00% 30-Year
7/1/06	UBS	8,000	4.919	(140)
9/1/06	UBS	6,000	4.909	(33)
Federal National Mortgage Assn., 6.00% 30-Year
8/1/06	UBS	9,000	4.839	(95)
Federal Home Loan Mortgage Corp., 6.00% 30-Year
7/1/06	UBS	9,000	4.849	(133)
8/1/06	UBS	8,000	4.459	(82)
				(970)

D. During the six months ended June 30, 2006, the fund purchased $379,412,000 of investment securities and sold $151,762,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,585,531,000 and $967,732,000, respectively.

E. The market value of securities on loan to broker-dealers at June 30, 2006, was $1,769,000, for which the fund received cash collateral of $1,800,000.

1 BA—Bank of America.

LEH—Lehman Brothers.

UBS—UBS Warburg.

2 Based on one-month London InterBank Offered Rate (LIBOR).

45

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30,	December 31,
	2006	2005
	Shares	Shares
	(000)	(000)
Issued	21,275	38,513
Issued in Lieu of Cash Distributions	1,535	952
Redeemed	(2,962)	(5,725)
Net Increase (Decrease) in Shares Outstanding	19,848	33,740

46

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2006

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Bond Market Index Fund	12/31/2005	6/30/2006	Period[1]
Based on Actual Fund Return	$1,000.00	$991.84	$0.25
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,024.55	$0.25

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

1

The calculations are based on expenses incurred in the most recent six-month period.The fund's annualized six-month expense ratio for that period is 0.05%. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

47

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Bond Market Index Fund has approved the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board noted that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s performance, including some of the data considered by the board, can be found in the Performance Summary section of this report.

Cost

The Institutional Total Bond Market Index Fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that Vanguard Institutional Total Bond Market Index Fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

48

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

49

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]

Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board,
Trustee since May 1987;	Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc.,
Chairman of the Board and	and of each of the investment companies served by The Vanguard Group.
Chief Executive Officer
141 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis

Born 1937 Trustee since January 2001 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta

Born 1945 Trustee since December 2001[2] 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann

Born 1949 Trustee since June 2006 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School for Communication, and Graduate School of Education of the University of Pennsylvania since 2004; Provost (2001-2004) and Laurance S. Rockefeller Professor of Politics and the University Center for Human Values (1990-2004), Princeton University; Director of Carnegie Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen

Born 1950 Trustee since July 1998 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (since January 2006), Vice President and Chief Information Officer (1997-2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

André F. Perold

Born 1952 Trustee since December 2004 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985-2004), Genbel Securities Limited (South African financial services firm) (1999-2003), Gensec Bank (1999-2003), Sanlam, Ltd. (South African insurance company) (2001-2003), and Stockback, Inc. (credit card firm) (2000-2002).

Alfred M. Rankin, Jr.

Born 1941 Trustee since January 1993 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936 Trustee since April 1985 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam

Born 1956 Secretary since July 2005 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc., since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins

Born 1957 Treasurer since July 1998 141 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team
R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974-1996

1 Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State
  Tax-Exempt Funds.
  More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship logo are
trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone > 800-952-3335

This material may be used in conjunction	All comparative mutual fund data are from Lipper Inc.
with the offering of shares of any Vanguard	or Morningstar, Inc., unless otherwise noted.
fund only if preceded or accompanied by	You can obtain a free copy of Vanguard’s proxy voting
the fund’s current prospectus.	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3372 082006

Vanguard® Institutional
Total Stock Market Index Fund

> Semiannual Report

June 30, 2006

>	During the fiscal half-year ended June 30, 2006, Vanguard Institutional Total Stock Market Index Fund returned 3.4%.
>	The fund performed slightly better than its benchmark index and outpaced the average return for multi-cap core funds.
>	The fund’s performance reflected its exposure to the broader market, including better-performing small- and mid-capitalization companies.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	5
Performance Summary	6
Financial Statements	7
About Your Fund’s Expenses	51
Trustees Approve Advisory Arrangement	53
Glossary	54

Institutional Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2006
Total
Return
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares[1]	3.4%
Institutional Plus Shares[2]	3.4
MSCI® US Broad Market Index	3.3
Average Multi-Cap Core Fund[3]	2.5

Your Fund’s Performance at a Glance

December 31, 2005–June 30, 2006

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional
Total Stock Market Index Fund
Institutional Shares	$27.00	$27.67	$0.240	$0.000
Institutional Plus Shares	27.00	27.67	0.243	0.000

1	This class of shares carries low expenses and is available for a minimum investment of $100 million.
2	This class of shares also carries low expenses and is available for a minimum investment of $200 million.
3	Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

For the six months ended June 30, 2006, Vanguard Institutional Total Stock Market Index Fund returned 3.4%, as the U.S. stock market climbed steadily through the first four months of the period, then drifted backward in May and June. The fund performed slightly better than its benchmark, the Morgan Stanley Capital International US Broad Market Index, and topped the average performance of multi-cap core funds by nearly 1 percentage point.

Stocks started strongly, then retreated on inflation concerns

The U.S. stock market climbed from January into early May, taking its cues from healthy economic data, strong corporate earnings, and historically low unemployment rates. In a strange twist, these positive dynamics helped to nudge the market off track in mid-May, as investors feared that the economy—and inflationary pressures—had gained too much steam. The broad U.S. market lost roughly half of its 2006 gains in a volatile May and June, but still returned about 3.5% for the half-year.

International equities traced a similar path, though their highs were generally higher and the declines, greater. As a group, they outpaced U.S. stocks for the half-year, with European stocks performing particularly well.

2

Bonds struggled to maintain footing as interest rates climbed

The Federal Reserve Board raised its target for the federal funds rate four times during the period, to 5.25%, marking the 17th consecutive rate hike since the central bank began its inflation-fighting campaign two years ago. The broad market for taxable U.S. bonds finished the six months with a modestly negative return, while municipal bond returns were modestly positive.

Yields of U.S. Treasury securities rose at both ends of the maturity spectrum, but the yield curve remained relatively flat, with only 20 basis points separating the yields of the shortest- and longest-term issues. High-yield bonds were one of the better-performing segments of a stagnant fixed income market.

Losses in May and June minimized the fund’s six-month return

The performance of the Institutional Total Stock Market Index Fund during the fiscal half-year echoed investor sentiment, which was bullish through the first four months of the year, then increasingly bearish in May and June as inflation fears—and volatility—increased.

The energy and industrials sectors produced healthy returns during the six months. As energy supplies continued to be tight and prices increased, oil firms

Market Barometer
			Total Returns
	Periods Ended June 30, 2006
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	2.8%	9.1%	3.1%
Russell 2000 Index (Small-caps)	8.2	14.6	8.5
Dow Jones Wilshire 5000 Index (Entire market)	3.5	10.0	4.1
MSCI All Country World Index ex USA (International)	10.0	28.4	11.9

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	–0.7%	–0.8%	5.0%
Lehman Municipal Bond Index	0.3	0.9	5.0
Citigroup 3-Month Treasury Bill Index	2.2	4.0	2.2

CPI
Consumer Price Index	3.1%	4.3%	2.7%

1 Annualized.

3

such as ExxonMobil, ConocoPhillips, and Chevron earned robust returns. In the industrials sector, both Caterpillar and Textron were strong performers.

A particular bright spot for the index was the telecommunication services sector. Although the sector represents only 3% of the index’s holdings, it was up by 14% during the six months. Firms such as BellSouth and Qwest Communications advanced steadily, bolstering relatively weak returns of other sectors.

The index’s information technology and health care sectors both declined. Among IT companies, both earnings and corporate spending continued to disappoint. Industry giants Intel and Microsoft reported disappointing earnings for the period.

A strategy built on the principles of successful long-term investing

Institutional investors often have unusually long time horizons, which allow them to tune out the market’s daily noise and focus on the enduring principles that can help their organizations reach their financial goals. Vanguard Institutional Total Stock Market Index Fund embodies many of these enduring principles.

The fund’s broad diversification positions your organization to benefit from the U.S. economy’s potential for long-term growth. The fund’s extraordinarily low expenses also provide you with exposure to the overall U.S. stock market with remarkable efficiency.

In fact, the fund’s diversification, low turnover rate, and low costs represent a proven formula for managing all of your investments. Long-term investing success is far more likely with a steady mix of low-cost stock, bond, and cash investments tailored to your organization’s particular situation and goals.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 18, 2006

4

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	3,363	3,997
Median Market Cap	$27.9B	$27.9B
Price/Earnings Ratio	17.8x	17.8x
Price/Book Ratio	2.7x	2.7x
Yield		1.8%
Institutional Shares	1.8%
Institutional Plus Shares	1.8%
Return on Equity	17.5%	17.5%
Earnings Growth Rate	15.8%	15.8%
Foreign Holdings	0.1%	0.0%
Turnover Rate	8%[2]	—
Expense Ratio		—
Institutional Shares	0.05%[2]
Institutional Plus Shares	0.025%[2]
Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)
		Target
	Fund	Index[1]
Consumer Discretionary	11%	11%
Consumer Staples	8	8
Energy	10	10
Financials	22	22
Health Care	12	12
Industrials	12	12
Information Technology	15	15
Materials	3	3
Telecommunication Services	3	3
Utilities	4	4

Volatility Measures
		Spliced
	Fund	Index[3]
R-Squared	1.00	1.00
Beta	1.00	1.00

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	2.6%
General Electric Co.	industrial
	conglomerate	2.4
Citigroup, Inc.	diversified
	financial services	1.6
Bank of America Corp.	diversified
	financial services	1.5
Microsoft Corp.	systems software	1.5
The Procter & Gamble Co.	household products	1.3
Johnson & Johnson	pharmaceuticals	1.2
Pfizer Inc.	pharmaceuticals	1.2
Altria Group, Inc.	tobacco	1.0
JPMorgan Chase & Co.	diversified
	financial services	1.0
Top Ten		15.3%

Investment Focus

1 MSCI US Broad Market Index.

2 Annualized.

3 Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 54 for a glossary of investment terms.

5

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 31, 2001–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

	Inception Date	One Year	Five Years	Since Inception
Institutional Total Stock Market Index Fund
Institutional Shares	8/31/2001	9.92%	5.91%[3]	5.91%
Institutional Plus Shares	5/31/2001	9.94	4.09	3.68

1 Six months ended June 30, 2006.

2 Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.

3 Return since inception.

Note: See Financial Highlights tables on pages 46 and 47 for dividend and capital gains information.

6

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.3%)
	Time Warner, Inc.	1,353,235	23,411
	Home Depot, Inc.	648,719	23,218
*	Comcast Corp. Class A	605,436	19,822
	The Walt Disney Co.	641,467	19,244
	News Corp., Class A	740,676	14,206
	Lowe’s Cos., Inc.	228,271	13,849
	McDonald’s Corp.	385,224	12,944
	Target Corp.	254,563	12,440
*	Starbucks Corp.	233,827	8,829
*	Viacom Inc. Class B	205,780	7,375
	Best Buy Co., Inc.	128,255	7,034
	Federated
	Department Stores, Inc.	166,794	6,105
	Carnival Corp.	136,942	5,716
	The McGraw-Hill Cos., Inc.	112,508	5,651
*	Kohl’s Corp.	95,263	5,632
	CBS Corp.	206,080	5,574
	Staples, Inc.	223,178	5,428
	Johnson Controls, Inc.	59,577	4,898
	Omnicom Group Inc.	54,789	4,881
	J.C. Penney Co., Inc.
	(Holding Co.)	71,420	4,822
	Clear Channel
	Communications, Inc.	149,227	4,619
	Harley-Davidson, Inc.	83,491	4,583
	NIKE, Inc. Class B	56,402	4,569
	Yum! Brands, Inc.	83,803	4,213
*	Sears Holdings Corp.	26,817	4,152
^	General Motors Corp.	138,734	4,133
	Gannett Co., Inc.	72,973	4,081
	Marriott International, Inc.
	Class A	106,990	4,078
	Starwood Hotels &
	Resorts Worldwide, Inc.	66,588	4,018
	International
	Game Technology	103,342	3,921
	Harrah’s Entertainment, Inc.	53,599	3,815
	Ford Motor Co.	549,632	3,809

*	Amazon.com, Inc.	95,886	3,709
*	DIRECTV Group, Inc.	216,166	3,567
*	Liberty Media–Interactive A	205,390	3,545
*	Coach, Inc.	117,564	3,515
*	Liberty Media Capital A	41,158	3,448
*	Office Depot, Inc.	90,681	3,446
	TJX Cos., Inc.	141,431	3,233
	Fortune Brands, Inc.	44,928	3,190
	The Gap, Inc.	183,241	3,188
	Hilton Hotels Corp.	111,527	3,154
*	Bed Bath & Beyond, Inc.	91,136	3,023
	Limited Brands, Inc.	110,348	2,824
*	Las Vegas Sands Corp.	32,600	2,538
	Nordstrom, Inc.	66,086	2,412
*	Apollo Group, Inc. Class A	45,164	2,334
	H & R Block, Inc.	95,334	2,275
	Genuine Parts Co.	52,970	2,207
*	Univision Communications Inc.	65,279	2,187
	Newell Rubbermaid, Inc.	84,092	2,172
	Eastman Kodak Co.	88,365	2,101
	Wendy’s International, Inc.	35,493	2,069
	NTL Inc.	82,708	2,059
	D. R. Horton, Inc.	86,215	2,054
	Black & Decker Corp.	23,795	2,010
	Whirlpool Corp.	23,859	1,972
	Mattel, Inc.	119,122	1,967
*	EchoStar Communications
	Corp. Class A	63,091	1,944
	Pulte Homes, Inc.	67,177	1,934
^Garmin Ltd.		18,236	1,923
	Centex Corp.	37,699	1,896
	VF Corp.	27,149	1,844
*^Sirius Satellite Radio, Inc.		382,778	1,818
*	IAC/InterActiveCorp	67,579	1,790
	Tribune Co.	53,837	1,746
	Darden Restaurants Inc.	44,064	1,736
	Lennar Corp. Class A	38,679	1,716
	Sherwin-Williams Co.	35,522	1,687
	Harman International
	Industries, Inc.	19,107	1,631

7

			Market
			Value•
		Shares	($000)
	Michaels Stores, Inc.	38,946	1,606
*	MGM Mirage, Inc.	39,314	1,604
*	AutoZone Inc.	17,649	1,557
*	Chico’s FAS, Inc.	55,480	1,497
	Abercrombie & Fitch Co.	26,875	1,490
	Royal Caribbean Cruises, Ltd.	38,816	1,485
	Circuit City Stores, Inc.	54,251	1,477
	Tiffany & Co.	43,688	1,443
*	Liberty Global, Inc. Class A	66,237	1,424
*	Lamar Advertising Co.Class A	26,322	1,418
	Cablevision Systems
	NY Group Class A	65,583	1,407
	American Eagle
	Outfitters, Inc.	41,241	1,404
	Leggett & Platt, Inc.	55,935	1,397
	GTECH Holdings Corp.	39,027	1,357
	Washington Post Co. Class B	1,690	1,318
*	Liberty Global, Inc. Series C	63,178	1,300
	Dollar General Corp.	91,790	1,283
	Ross Stores, Inc.	44,324	1,243
	Liz Claiborne, Inc.	32,267	1,196
	E.W. Scripps Co. Class A	27,249	1,176
	Foot Locker, Inc.	47,647	1,167
*	Mohawk Industries, Inc.	16,586	1,167
*	XM Satellite
	Radio Holdings, Inc.	79,058	1,158
	BorgWarner, Inc.	17,611	1,146
*	Discovery Holding Co.
	Class A	78,021	1,141
*	CarMax, Inc.	32,150	1,140
	Station Casinos, Inc.	16,689	1,136
*	Wynn Resorts Ltd.	15,351	1,125
	KB Home	24,294	1,114
*	Expedia, Inc.	74,306	1,112
	Jones Apparel Group, Inc.	34,986	1,112
	Family Dollar Stores, Inc.	45,232	1,105
	PETsMART, Inc.	43,087	1,103
*	Interpublic Group of
	Cos., Inc.	131,994	1,102
	The Stanley Works	23,037	1,088
	Polo Ralph Lauren Corp.	18,955	1,041
*	Getty Images, Inc.	16,290	1,035
	New York Times Co. Class A	42,017	1,031
	Williams-Sonoma, Inc.	30,101	1,025
*	AutoNation, Inc.	45,632	978
	Brunswick Corp.	29,120	968
*	AnnTaylor Stores Corp.	22,266	966
	Advance Auto Parts, Inc.	33,163	958
	Brinker International, Inc.	26,261	953
*	ITT Educational Services, Inc.	14,087	927
	ServiceMaster Co.	89,721	927
*	O’Reilly Automotive, Inc.	29,270	913
*	Toll Brothers, Inc.	35,667	912
*	Career Education Corp.	30,146	901
	Hasbro, Inc.	49,063	889

	OfficeMax, Inc.	21,773	887
*	Comcast Corp. Special
	Class A	26,044	854
*	Penn National Gaming, Inc.	21,923	850
*	R.H. Donnelley Corp.	15,688	848
*	Dollar Tree Stores, Inc.	31,032	822
*	Scientific Games Corp.	20,875	744
*	NVR, Inc.	1,499	736
	Service Corp. International	90,464	736
	OSI Restaurant Partners, Inc.	20,827	721
	SCP Pool Corp.	16,139	704
	Claire’s Stores, Inc.	27,469	701
	Snap-On Inc.	17,063	690
	The McClatchy Co. Class A	16,957	680
	Choice Hotel
	International, Inc.	11,123	674
	Phillips-Van Heusen Corp.	16,948	647
	Weight Watchers
	International, Inc.	15,495	634
	Gentex Corp.	45,055	631
	Barnes & Noble, Inc.	17,149	626
	Dillard’s Inc.	19,606	624
*	Panera Bread Co.	9,234	621
*	The Cheesecake Factory Inc.	23,029	621
*	Laureate Education Inc.	14,530	619
	Saks Inc.	37,102	600
*	Big Lots Inc.	35,071	599
	Beazer Homes USA, Inc.	12,763	585
	Meredith Corp.	11,756	582
*	Nutri/System Inc.	9,300	578
	Dow Jones & Co., Inc.	16,471	577
*	Tractor Supply Co.	10,406	575
*	Aztar Corp.	11,059	575
*	Payless ShoeSource, Inc.	21,142	574
*	Sonic Corp.	27,345	569
	Boyd Gaming Corp.	13,870	560
	Polaris Industries, Inc.	12,798	554
	RadioShack Corp.	39,307	550
*	Gaylord Entertainment Co.	12,579	549
	Thor Industries, Inc.	11,306	548
*	The Goodyear Tire &
	Rubber Co.	48,867	542
*	Rent-A-Center, Inc.	21,744	541
	MDC Holdings, Inc.	10,350	537
	Standard Pacific Corp.	20,779	534
	Ryland Group, Inc.	12,224	533
*	Urban Outfitters, Inc.	30,346	531
	Regis Corp.	13,988	498
*	GameStop Corp. Class B	14,169	485
*	Aeropostale, Inc.	16,680	482
*	Coldwater Creek Inc.	17,217	461
	Lear Corp.	20,656	459
*	Quiksilver, Inc.	37,285	454
*	Jarden Corp.	14,855	452
	Orient-Express Hotel Ltd.	11,600	451
*	Dick’s Sporting Goods, Inc.	11,366	450

8

			Market
			Value•
		Shares	($000)
*	Pinnacle Entertainment, Inc.	14,677	450
	Men’s Wearhouse, Inc.	14,699	445
	Applebee’s International, Inc.	23,009	442
	Ruby Tuesday, Inc.	18,053	441
	Belo Corp. Class A	28,101	438
*	Jack in the Box Inc.	10,959	430
	Harte-Hanks, Inc.	16,505	423
	International Speedway Corp.	9,084	421
	Strayer Education, Inc.	4,335	421
*	Timberland Co.	16,039	419
*	Charming Shoppes, Inc.	37,197	418
*	The Children’s Place
	Retail Stores, Inc.	6,943	417
*	Under Armour, Inc.	9,622	410
*	Pacific Sunwear of
	California, Inc.	22,775	408
*	DeVry, Inc.	18,475	406
	Reader’s Digest
	Association, Inc.	28,966	404
	Catalina Marketing Corp.	14,153	403
*	Marvel Entertainment, Inc.	20,097	402
	Warner Music Group Corp.	13,553	400
*	Sotheby’s Holdings Class A	15,120	397
*	Too Inc.	10,206	392
	John Wiley & Sons Class A	11,706	389
*	The Dress Barn, Inc.	15,314	388
*	Corinthian Colleges, Inc.	26,912	386
	American Greetings Corp.
	Class A	18,363	386
*	The Pantry, Inc.	6,702	386
	Borders Group, Inc.	20,680	382
	Group 1 Automotive, Inc.	6,762	381
*	Select Comfort Corp.	16,500	379
*	Netflix.com, Inc.	13,791	375
	Arbitron Inc.	9,766	374
*	Tenneco Automotive, Inc.	14,329	373
	Wolverine World Wide, Inc.	15,957	372
*	Carter’s, Inc.	13,996	370
*	Zale Corp.	15,300	369
	Bob Evans Farms, Inc.	12,217	367
*	Guitar Center, Inc.	8,139	362
*	Meritage Corp.	7,514	355
	Ethan Allen Interiors, Inc.	9,711	355
	Tupperware Corp.	17,669	348
*	Shuffle Master, Inc.	10,607	348
*	The Gymboree Corp.	9,992	347
*	Valassis Communications, Inc.	14,686	346
*	Live Nation	17,003	346
*	PETCO Animal Supplies, Inc.	16,743	342
	Jackson Hewitt Tax
	Service Inc.	10,900	342
*	Blockbuster Inc. Class A	68,346	340
*	CEC Entertainment Inc.	10,403	334
	Brown Shoe Co., Inc.	9,793	334
	Matthews International Corp.	9,596	331
*	Bally Technologies Inc.	19,988	329
	The Yankee Candle Co., Inc.	13,149	329
*	Alderwoods Group, Inc.	16,404	319
	ADVO, Inc.	12,870	317
	CBRL Group, Inc.	9,213	313
*	DreamWorks Animation
	SKG, Inc.	13,476	309
	Callaway Golf Co.	23,668	307
	Lee Enterprises, Inc.	11,305	305
	Furniture Brands
	International Inc.	14,484	302
*	Hibbett Sporting Goods, Inc.	12,543	300
*	P.F. Chang’s China Bistro, Inc.	7,858	299
	Winnebago Industries, Inc.	9,580	297
	Christopher & Banks Corp.	10,188	295
	Cato Corp. Class A	11,358	294
*	Hovnanian Enterprises Inc.
	Class A	9,756	293
	ArvinMeritor, Inc.	16,956	291
	American Axle &
	Manufacturing Holdings, Inc.	16,868	289
*	Bright Horizons Family
	Solutions, Inc.	7,576	286
	CKE Restaurants Inc.	16,889	281
	Entercom
	Communications Corp.	10,670	279
	IHOP Corp.	5,641	271
*	Life Time Fitness, Inc.	5,756	266
	Landry’s Restaurants, Inc.	8,158	265
*	Rare Hospitality
	International Inc.	9,046	260
^	La-Z-Boy Inc.	18,139	254
*	The Warnaco Group, Inc.	13,586	254
	Kellwood Co.	8,600	> 252
*	Champion Enterprises, Inc.	22,220	245
	Building Materials
	Holding Corp.	8,756	244
*	Vail Resorts Inc.	6,572	244
*	Scholastic Corp.	9,260	240
*	Fossil, Inc.	13,291	239
	Aaron Rents, Inc. Class B	8,900	239
*	Visteon Corp.	32,647	235
*	Charter
	Communications, Inc.	203,384	230
*	TRW Automotive
	Holdings Corp.	8,373	228
*	RC2 Corp.	5,882	227
	Media General, Inc. Class A	5,372	225
	Regal Entertainment
	Group Class A	11,063	225
	United Auto Group, Inc.	10,400	222
	Stage Stores, Inc.	6,547	216
	Pier 1 Imports Inc.	30,883	216
*	Keystone Automotive
	Industries, Inc.	5,100	215
	Hollinger International, Inc.	26,574	213
*	Papa John’s International, Inc.	6,394	212

9

			Market
			Value•
		Shares	($000)
^	Cooper Tire & Rubber Co.	18,948	211
*	Genesco, Inc.	6,200	210
*	GameStop Corp. Class A	4,972	209
	The Buckle, Inc.	4,963	208
*	Helen of Troy Ltd.	11,272	207
	Modine Manufacturing Co.	8,857	207
*	priceline.com, Inc.	6,837	204
*	Gemstar–TV Guide
	International, Inc.	57,928	204
	Cherokee Inc.	4,848	201
*	Isle of Capri Casinos, Inc.	7,700	198
*	Cumulus Media Inc.	18,235	195
*	Texas Roadhouse, Inc.	14,294	193
*	LKQ Corp.	10,146	193
*	RCN Corp.	7,721	192
	Domino’s Pizza, Inc.	7,730	191
*	Interface, Inc.	16,580	190
*	Columbia Sportswear Co.	4,170	189
*	Buffalo Wild Wings Inc.	4,900	188
	Dover Downs Gaming &
	Entertainment, Inc.	9,460	186
*	Aftermarket Technology Corp.	7,449	185
*	LodgeNet Entertainment Corp.	9,900	185
*	WCI Communities, Inc.	9,066	183
*^	Tempur-Pedic International Inc.	13,478	182
	Lithia Motors, Inc.	6,000	182
*	O’Charley’s Inc.	10,700	182
*	Deckers Outdoor Corp.	4,700	181
*	Retail Ventures, Inc.	9,869	176
	Oakley, Inc.	10,419	176
	Sonic Automotive, Inc.	7,913	176
*	California Pizza Kitchen, Inc.	6,379	175
*	Cavco Industries, Inc.	3,896	173
	The Stride Rite Corp.	13,057	172
^	Nautilus Inc.	10,962	172
*	A.C. Moore Arts & Crafts, Inc.	10,514	171
*	Audiovox Corp.	12,522	171
*	Harris Interactive Inc.	30,000	171
*	Interactive Data Corp.	8,506	171
*	Charlotte Russe Holding Inc.	7,126	171
	Blyth, Inc.	9,227	170
	Speedway Motorsports, Inc.	4,468	169
*	Asbury Automotive Group, Inc.	8,024	168
	K-Swiss, Inc.	6,288	168
*^	Cabela’s Inc.	8,700	168
	Bandag, Inc.	4,569	167
	Arctic Cat, Inc.	8,538	167
*	Steiner Leisure Ltd.	4,198	166
*	Entravision
	Communications Corp.	19,282	165
*^Leapfrog Enterprises, Inc.		16,154	163
*	Guess ?, Inc.	3,899	163
	The Pep Boys
	(Manny, Moe & Jack)	13,631	160
*	BJ’s Restaurants Inc.	7,100	159

	Bassett Furniture
	Industries, Inc.	8,535	158
*	Luby’s, Inc.	15,116	158
*	Vertrue Inc.	3,663	158
*	Red Robin
	Gourmet Burgers, Inc.	3,700	157
*	California Coastal
	Communities, Inc.	4,920	157
*^Bally Total Fitness
	Holding Corp.	23,109	157
	Ambassadors
	International, Inc.	6,709	156
	Churchill Downs, Inc.	4,151	155
	Oxford Industries, Inc.	3,940	155
*	Benihana Inc. Class A	5,693	155
*	Cache, Inc.	8,900	154
*	Drew Industries, Inc.	4,700	152
	Westwood One, Inc.	20,301	152
	CPI Corp.	4,890	150
*	MarineMax, Inc.	5,700	150
*	Fisher Communications, Inc.	3,547	149
*	99 Cents Only Stores	14,258	149
*	AFC Enterprises, Inc.	11,665	149
*	VistaPrint Ltd.	5,534	148
*	Iconix Brand Group Inc.	8,986	147
	Books-a-Million Inc.	8,800	147
*	CSK Auto Corp.	12,206	146
	Ameristar Casinos, Inc.	7,500	146
*	Ryan’s Restaurant Group, Inc.	12,191	145
*	Source Interlink Cos., Inc.	12,172	145
*	Perry Ellis International Corp.	5,719	145
*	Cox Radio, Inc.	10,022	145
*	Hayes Lemmerz
	International, Inc.	45,012	143
*	Skechers U.S.A., Inc.	5,908	142
^ Pre-Paid Legal Services, Inc.		4,108	142
*	Stamps.com Inc.	5,079	141
	Talbots Inc.	7,652	141

*	Radio One, Inc. Class D	19,060	141
	Stewart Enterprises, Inc.
	Class A	24,341	140
*	Avatar Holding, Inc.	2,434	139
	Triarc Cos., Inc. Class B	8,828	138
*^Build-A-Bear-Workshop, Inc.		6,359	137
	Fred’s, Inc.	10,200	136
*	4Kids Entertainment Inc.	8,400	136
	UniFirst Corp.	3,926	135
*	JAKKS Pacific, Inc.	6,724	135
	Carmike Cinemas, Inc.	6,400	135
*	Cost Plus, Inc.	9,200	135
	Hearst-Argyle Television Inc.	6,088	134
*	WMS Industries, Inc.	4,855	133
	Brookfield Homes Corp.	3,993	132
	Citadel Broadcasting Corp.	14,700	131
^ Superior Industries
	International, Inc.	7,137	131

10

			Market
			Value•
		Shares	($000)
	Steven Madden, Ltd.	4,350	129
*	Applica Inc.	28,744	127
*	Bluegreen Corp.	10,994	126
	The Marcus Corp.	6,016	126
*	Blount International, Inc.	10,411	125
*^Martha Stewart Living
	Omnimedia, Inc.	7,459	125
*	Alloy, Inc.	11,808	124
*	Midas Inc.	6,706	123
*	GSI Commerce, Inc.	9,069	123
*	Universal Technical
	Institute Inc.	5,572	123
*	Hot Topic, Inc.	10,602	122
*^Six Flags, Inc.		21,621	122
	Finish Line, Inc.	10,200	121
*	TiVo Inc.	16,855	121
	Ambassadors Group, Inc.	4,100	118
*^Krispy Kreme Doughnuts, Inc.		14,513	118
	Big 5 Sporting Goods Corp.	6,000	117
	Movado Group, Inc.	5,068	116
*	K2 Inc.	10,591	116
	Russell Corp.	6,354	115
*	Emmis Communications, Inc.	7,316	114
	Kimball International, Inc.
	Class B	5,805	114
*	dELiA*S, Inc.	14,026	113
*	Blue Nile Inc.	3,500	113
	bebe stores, inc.	7,294	112
*^Audible, Inc.		12,354	112
	Handleman Co.	13,678	111
*	Denny’s Corp.	29,900	110
*	1-800-FLOWERS.COM, Inc.	19,092	110
*	Fleetwood Enterprises, Inc.	14,442	109
	Lone Star Steakhouse &
	Saloon, Inc.	4,137	109
*	Monarch Casino & Resort, Inc.	3,827	108
	CSS Industries, Inc.	3,613	104
*	Impco Technologies Inc.	9,723	104
*	Conn’s, Inc.	3,895	103
^	Tuesday Morning Corp.	7,777	102
*	Mediacom
	Communications Corp.	16,281	101
	Monaco Coach Corp.	7,800	99
*	Multimedia Games Inc.	9,700	98
*	Casual Male Retail Group, Inc.	9,777	98
	M/I Homes, Inc.	2,800	98
*	Salem Communications Corp.	7,500	98
*	Volcom, Inc.	3,047	97
*	Carriage Services, Inc.	21,184	97
	Courier Corp.	2,406	96
	Stein Mart, Inc.	6,497	96
*	America’s Car-Mart, Inc.	4,700	95
	Kenneth Cole Productions, Inc.	4,272	95
*	ProQuest Co.	7,651	94
*	Empire Resorts Inc.	13,369	93
*	Steak n Shake Co.	6,100	92
	Cadmus
	Communications Corp.	5,244	92
*	Hartmarx Corp.	15,264	92
	Journal Communications, Inc.	8,061	91
	Journal Register Co.	10,104	91
*	ValueVision Media, Inc.	8,121	90
	Monro Muffler Brake, Inc.	2,700	88
*	Interstate Hotels &
	Resorts, Inc.	9,462	88
	Sinclair Broadcast Group, Inc.	10,267	88
	Cutter & Buck Inc.	7,468	86
*	Jos. A. Bank Clothiers, Inc.	3,531	85
*	drugstore.com, Inc.	29,150	85
*	Citi Trends Inc.	1,947	83
*	Jo-Ann Stores, Inc.	5,650	83
*	MTR Gaming Group Inc.	8,813	83
	Gray Television, Inc.	14,141	82
^	Charles & Colvard Ltd.	7,775	82
*	Spanish Broadcasting
	System, Inc.	15,683	80
	World Wrestling
	Entertainment, Inc.	4,665	79
*	Playboy Enterprises, Inc.
	Class B	7,863	78
*	Kirkland’s, Inc.	14,831	78
	Skyline Corp.	1,800	77
	*^Overstock.com, Inc.	3,600	77
	Sauer-Danfoss, Inc.	3,000	76
*^Quantum Fuel Systems
	Technologies Worldwide, Inc.	22,421	76
	Stanley Furniture Co., Inc.	3,152	76
*	Unifi, Inc.	25,565	74
	Beasley Broadcast Group, Inc.	10,515	74
*	Acme Communications, Inc.	14,219	72
*	Systemax Inc.	9,048	71
	Technical Olympic USA, Inc.	4,807	69
*	Fairchild Corp.	33,109	69
*	Finlay Enterprises, Inc.	7,997	68
*	Exide Technologies	15,598	67
	Coachmen Industries, Inc.	5,587	67
*	Sharper Image Corp.	6,000	67
	National Presto Industries, Inc.	1,274	67
*	1-800 Contacts, Inc.	4,400	66
*	Universal Electronics, Inc.	3,648	65
*	Regent Communications, Inc.	15,607	64
*	Buca, Inc.	11,176	63
*	CKX, Inc.	4,607	63
*	DSW Inc. Class A	1,700	62
*	The Wet Seal, Inc. Class A	12,597	61
*	Lin TV Corp.	8,100	61
*	The Dixie Group, Inc.	4,600	61
	Noble International, Ltd.	4,209	60
*	Strattec Security Corp.	1,205	60
	Haverty Furniture Cos., Inc.	3,800	60
*	Mothers Work, Inc.	1,700	60
	Levitt Corp. Class A	3,675	59

*	Zumiez Inc.	1,534	58
	Standard Motor Products, Inc.	6,792	57
*	New York & Co., Inc.	5,765	56
	Hancock Fabrics, Inc.	16,787	56
*	Morningstar, Inc.	1,324	55
	Libbey, Inc.	7,404	54
^ Movie Gallery, Inc.		8,300	52
*	PetMed Express, Inc.	4,688	51
*	Shoe Carnival, Inc.	2,140	51
*	Sunterra Corp.	4,980	51
*	McCormick & Schmick’s
	Seafood Restaurants, Inc.	2,100	50
*	Lazare Kaplan
	International, Inc.	5,994	49
*	Trans World
	Entertainment Corp.	6,768	49
*	Progressive Gaming
	International Corp.	6,200	48
*	Reading International Inc.
	Class A	5,700	45
*	Friendly Ice Cream Corp.	5,882	45
*	PRIMEDIA Inc.	24,661	45
*	Tweeter Home Entertainment Group, Inc.	6,300	45
*	Syms Corp.	2,325	43
*	National R. V. Holdings, Inc.	7,890	43
	Tarragon Corp.	3,069	43
*	Cosi, Inc.	6,700	42
	Marine Products Corp.	4,099	40
*	Rent-Way, Inc.	5,400	40
*^Gander Mountain Co.		6,811	39
*	Gaiam, Inc.	2,800	39
*	Trump Entertainment
	Resorts, Inc.	1,887	38
*	Palm Harbor Homes, Inc.	2,145	38
*	Russ Berrie and Co., Inc.	2,941	36
*	West Marine, Inc.	2,600	35
	Bandag, Inc. Class A	1,100	34
*	Dura Automotive
	Systems, Inc.	18,072	34
	Traffix, Inc.	6,267	34
*	Syntax-Brillian Corp.	13,966	34
*	Dorman Products, Inc.	2,833	33
	Triarc Cos., Inc. Class A	1,994	33
*^Escala Group, Inc.		6,418	30
*	Saga Communications, Inc.	3,300	30
*	Knology, Inc.	3,200	30
*	Lenox Group, Inc.	4,093	29
	Deb Shops, Inc.	1,200	29
*	Champps Entertainment Inc.	4,350	29
*	Emerson Radio Corp.	8,900	28
*	The Princeton Review, Inc.	5,300	28
*	Youbet.com, Inc.	5,626	27
*	Proliance International Inc.	5,819	27
*	INVESTools Inc.	3,000	24
*	Ruth’s Chris Steak House	1,000	20
	S&K Famous Brands Inc.	1,344	20
	Orleans Homebuilders, Inc.	1,181	19
	Craftmade International, Inc.	1,100	18
*	Stoneridge, Inc.	2,218	18
*	Great Wolf Resorts, Inc.	1,510	18
*	Magna Entertainment Corp.
	Class A	3,400	18
*	Concord Camera Corp.	24,240	16
	Dover Motorsports, Inc.	2,454	14
	Superior Uniform Group, Inc.	1,093	14
*	Nexstar Broadcasting
	Group, Inc.	2,936	14
*	Red Lion Hotels Corp.	1,212	13
	Spartan Motors, Inc.	861	13
*	Radio One, Inc.	1,680	13
*	Young Broadcasting Inc.	3,877	12
*	Navarre Corp.	2,114	11
*	Daily Journal Corp.	260	10
*	Blockbuster Inc. Class B	2,111	9
	Blair Corp.	308	9
	Weyco Group, Inc.	380	9
*	Triple Crown Media, Inc.	954	8
*	Digital Generation
	Systems, Inc.	1,274	7
*	Fedders Corp.	1,886	5
	Lifetime Brands, Inc.	200	4
	Flexsteel Industries, Inc.	300	4
*	Pomeroy IT Solutions, Inc.	400	3
*	Pegasus
	Communications Corp.	1,056	3
*	ION Media Networks, Inc.	2,800	3
*	Virco Manufacturing Corp.	440	2
	News Corp., Class B	100	2
*	Gadzooks, Inc.	3,843	—
			503,105
Consumer Staples (8.1%)
	The Procter & Gamble Co.	1,007,324	56,007
	Altria Group, Inc.	638,394	46,877
	Wal-Mart Stores, Inc.	765,804	36,889
	PepsiCo, Inc.	507,523	30,472
	The Coca-Cola Co.	652,828	28,085
	Walgreen Co.	310,253	13,912
	Anheuser-Busch Cos., Inc.	238,338	10,866
	Colgate-Palmolive Co.	157,851	9,455
	Kimberly-Clark Corp.	141,158	8,709
	Costco Wholesale Corp.	144,970	8,282
	CVS Corp.	250,766	7,699
	Archer-Daniels-Midland Co.	180,457	7,449
	Sysco Corp.	189,771	5,799
	General Mills, Inc.	103,392	5,341
	The Kroger Co.	211,151	4,616
	Avon Products, Inc.	138,126	4,282
	H.J. Heinz Co.	102,703	4,233
	Kellogg Co.	80,921	3,919
	Sara Lee Corp.	232,890	3,731

			Market
			Value•
		Shares	($000)
	Safeway, Inc.	137,935	3,586
	ConAgra Foods, Inc.	159,106	3,518
	Reynolds American Inc.	27,133	3,128
	The Hershey Co.	51,917	2,859
	The Clorox Co.	46,112	2,811
	Whole Foods Market, Inc.	42,712	2,761
	Campbell Soup Co.	69,720	2,587
	UST, Inc.	49,663	2,244
	Kraft Foods Inc.	67,388	2,082
	SuperValu Inc.	62,660	1,924
	Bunge Ltd.	33,893	1,703
	Wm. Wrigley Jr. Co.	36,114	1,638
	Coca-Cola Enterprises, Inc.	79,939	1,628
*	Dean Foods Co.	41,256	1,534
*	Constellation Brands, Inc.Class A	60,585	1,515
	Carolina Group	28,607	1,470
	Molson Coors Brewing Co.
	Class B	21,537	1,462
	Estee Lauder Cos. Class A	37,006	1,431
	The Pepsi Bottling Group, Inc.	43,600	1,402
	McCormick & Co., Inc.	36,288	1,217
	Alberto-Culver Co. Class B	24,025	1,170
	Tyson Foods, Inc.	73,729	1,096
*	Energizer Holdings, Inc.	18,312	1,073
	Brown-Forman Corp. Class B	14,070	1,005
*	Hansen Natural Corp.	4,926	938
*	Smithfield Foods, Inc.	30,715	886
	Hormel Foods Corp.	23,295	865
	J.M. Smucker Co.	17,003	760
	Church & Dwight, Inc.	19,757	720
	Corn Products
	International, Inc.	22,743	696
	Del Monte Foods Co.	61,187	687
*	Rite Aid Corp.	144,907	614
*	BJ’s Wholesale Club, Inc.	20,783	589
	Flowers Foods, Inc.	16,940	485
*	Herbalife Ltd.	11,800	471
	Wm. Wrigley Jr. Co. Class B	10,178	461
	PepsiAmericas, Inc.	20,422	452
*	NBTY, Inc.	17,832	426
*	United Natural Foods, Inc.	12,352	408
	Longs Drug Stores, Inc.	8,757	399
	Delta & Pine Land Co.	13,491	397
*	Ralcorp Holdings, Inc.	8,919	379
*	Performance Food Group Co.	11,909	362
*	Hain Celestial Group, Inc.	14,024	361
	Lancaster Colony Corp.	9,091	359
	Pilgrim’s Pride Corp.	13,579	350
	Casey’s General Stores, Inc.	13,930	348
	Universal Corp. (VA)	7,841	292
	Nu Skin Enterprises, Inc.	17,815	265
	Chiquita Brands
	International, Inc.	18,036	249
*	Central Garden and Pet Co.	5,600	241
*	Central European
	Distribution Corp.	9,087	229
	Tootsie Roll Industries, Inc.	7,003	204
	WD-40 Co.	5,999	201
	Ruddick Corp.	8,215	201
*	Chattem, Inc.	6,613	201
*	TreeHouse Foods Inc.	7,932	189
*	Darling International, Inc.	37,456	170
	J & J Snack Foods Corp.	5,010	166
*	Prestige Brands Holdings Inc.	16,122	161
*	Spectrum Brands Inc.	11,748	152
*	Pathmark Stores, Inc.	15,860	149
*	Elizabeth Arden, Inc.	8,159	146
	Alliance One International, Inc.	30,381	135
	The Great Atlantic &
	Pacific Tea Co., Inc.	5,723	130
*	Playtex Products, Inc.	12,394	129
*	Gold Kist Inc.	9,330	125
	Lance, Inc.	5,349	123
*	Boston Beer Co., Inc. Class A	4,186	123
*	Peet’s Coffee & Tea Inc.	4,000	121
	Andersons, Inc.	2,800	117
*	Wild Oats Markets Inc.	5,900	116
	Weis Markets, Inc.	2,735	113
	Alico, Inc.	1,909	105
	Coca-Cola Bottling Co.	2,054	104
	Sanderson Farms, Inc.	3,706	104
	Inter Parfums, Inc.	6,000	103
^	Vector Group Ltd.	6,338	103
	Seaboard Corp.	79	101
	Ingles Markets, Inc.	5,911	100
*	USANA Health Sciences, Inc.	2,600	99
*	Smart & Final Inc.	5,700	96
	Nash-Finch Co.	4,399	94
	Premium Standard Farms Inc.	5,600	91
	The Topps Co., Inc.	10,659	88
*	Green Mountain
	Coffee Roasters, Inc.	2,150	86
	Mannatech, Inc.	6,000	76
*	Lifeway Foods, Inc.	5,804	75
*	John B. Sanfilippo & Son, Inc.	5,300	70
*	Omega Protein Corp.	11,000	64
	Arden Group Inc. Class A	561	63
*	Griffin Land & Nurseries, Inc.	1,926	60
*	Zapata Corp.	7,600	53
*	Parlux Fragrances, Inc.	5,400	52
*	PriceSmart, Inc.	4,330	43
*	Star Scientific, Inc.	14,886	38
*	Revlon, Inc. Class A	25,268	32
	Reddy Ice Holdings, Inc.	1,200	24
	Oil-Dri Corp. of America	1,055	21
	Cal-Maine Foods, Inc.	2,900	20
*	American Italian Pasta Co.	1,851	16
*	Maui Land & Pineapple Co., Inc.	300	11
			362,320

			Market
			Value•
		Shares	($000)
Energy (9.9%)
	ExxonMobil Corp.	1,870,125	114,732
	Chevron Corp.	681,820	42,314
	ConocoPhillips Co.	480,095	31,461
	Schlumberger Ltd.	362,012	23,571
	Occidental Petroleum Corp.	131,994	13,536
	Valero Energy Corp.	190,610	12,679
	Halliburton Co.	158,128	11,735
	Marathon Oil Corp.	112,477	9,369
	Baker Hughes, Inc.	104,858	8,583
*	Transocean Inc.	99,481	7,990
	Devon Energy Corp.	128,934	7,789
	Apache Corp.	101,121	6,902
	Anadarko Petroleum Corp.	136,104	6,491
*	Weatherford
	International Ltd.	110,430	5,480
	EOG Resources, Inc.	74,393	5,158
	Kerr-McGee Corp.	67,740	4,698
	XTO Energy, Inc.	106,013	4,693
	Peabody Energy Corp.	81,252	4,530
	GlobalSantaFe Corp.	74,836	4,322
	Williams Cos., Inc.	175,867	4,108
	Hess Corp.	77,366	4,089
	BJ Services Co.	99,283	3,699
	Chesapeake Energy Corp.	122,064	3,692
*	National Oilwell Varco Inc.	53,572	3,392
	Kinder Morgan, Inc.	33,196	3,316
*	Nabors Industries, Inc.	96,234	3,252
	El Paso Corp.	213,137	3,197
	Noble Corp.	40,660	3,026
	Smith International, Inc.	65,662	2,920
	Murphy Oil Corp.	51,723	2,889
	Sunoco, Inc.	40,799	2,827
*	Ultra Petroleum Corp.	47,576	2,820
	CONSOL Energy, Inc.	56,722	2,650
	Noble Energy, Inc.	54,788	2,567
	ENSCO International, Inc.	47,104	2,168
*	Newfield Exploration Co.	39,368	1,927
	Pioneer Natural
	Resources Co.	39,417	1,829
*	Grant Prideco, Inc.	40,083	1,794
*	Cameron International Corp.	35,506	1,696
	Arch Coal, Inc.	39,602	1,678
	Diamond Offshore
	Drilling, Inc.	19,772	1,659
*	Southwestern Energy Co.	51,194	1,595
	Tesoro Petroleum Corp.	21,082	1,568
*	Pride International, Inc.	49,615	1,549
	Patterson-UTI Energy, Inc.	52,934	1,499
*	FMC Technologies Inc.	21,088	1,423
	Rowan Cos., Inc.	33,705	1,200
*	Denbury Resources, Inc.	36,440	1,154
	Western Gas Resources, Inc.	18,488	1,107
	Cimarex Energy Co.	25,370	1,091
	Range Resources Corp.	40,112	1,091
	Frontier Oil Corp.	32,896	1,066
*	Plains Exploration &
	Production Co.	24,066	976
	Helmerich & Payne, Inc.	16,011	965
*	Helix Energy
	Solutions Group, Inc.	22,708	916
	Massey Energy Co.	25,140	905
*	Maverick Tube Corp.	13,342	843
*	Superior Energy
	Services, Inc.	24,496	830
	Tidewater Inc.	16,781	826
	Pogo Producing Co.	17,793	820
	Todco Class A	18,899	772
*	Unit Corp.	13,532	770
*	Oceaneering
	International, Inc.	16,492	756
	Cabot Oil & Gas Corp.	14,993	735
	St. Mary Land &
	Exploration Co.	17,524	705
*	TETRA Technologies, Inc.	21,504	651
*	Kinder Morgan
	Management, LLC	14,839	638
*	Cheniere Energy, Inc.	15,811	617
	Holly Corp.	12,674	611
*	Forest Oil Corp.	17,514	581
*	Universal Compression
	Holdings, Inc.	9,208	580
*	Veritas DGC Inc.	10,858	560
*	Houston Exploration Co.	8,983	550
	Overseas
	Shipholding Group Inc.	9,199	544
	Foundation Coal
	Holdings, Inc.	11,156	524
*	Hanover Compressor Co.	26,635	500
*	Hydrill Co.	6,362	500
*	Core Laboratories NV	8,000	488
*	Quicksilver Resources, Inc.	13,157	484
	OMI Corp.	22,119	479
*	Whiting Petroleum Corp.	11,423	478
*	KCS Energy, Inc.	15,566	462
*	Grey Wolf, Inc.	59,943	462
*	W-H Energy Services, Inc.	9,047	460
*	Lone Star Technologies, Inc.	8,491	459
*	Global Industries Ltd.	26,606	444
*	Dresser Rand Group, Inc.	18,782	441
*	SEACOR Holdings Inc.	5,343	439
*	Atwood Oceanics, Inc.	8,772	435
*	Oil States International, Inc.	12,137	416
	Penn Virginia Corp.	5,838	408
*	Comstock Resources, Inc.	13,444	401
	Berry Petroleum Class A	11,766	390
*	Encore Acquisition Co.	14,412	387
*	Swift Energy Co.	8,971	385
	World Fuel Services Corp.	8,422	385
*	NS Group Inc.	6,941	382
	USEC Inc.	31,810	377
*	Stone Energy Corp.	7,591	353

			Market
			Value•
		Shares	($000)
*	Alpha Natural Resources, Inc.	17,392	341
*	Atlas America, Inc.	7,440	333
*	KFX, Inc.	21,670	331
*	Bristow Group, Inc.	9,028	325
*	ATP Oil & Gas Corp.	7,731	324
*	Input/Output, Inc.	32,305	305
*	Carrizo Oil & Gas, Inc.	9,472	297
*	Hornbeck Offshore
	Services, Inc.	8,179	291
*	Dril-Quip, Inc.	3,428	283
*	Remington Oil & Gas Corp.	6,358	280
*	Delta Petroleum Corp.	15,312	262
	CARBO Ceramics Inc.	5,193	255
*	Giant Industries, Inc.	3,810	254
*	NATCO Group Inc.	6,300	253
*	Energy Partners, Ltd.	12,781	242
*	Mariner Energy Inc.	12,879	237
*	Bill Barrett Corp.	7,892	234
*	Harvest Natural
	Resources, Inc.	17,200	233
	Lufkin Industries, Inc.	3,900	232
*	Gulfmark Offshore, Inc.	8,719	225
*	Goodrich Petroleum Corp.	7,700	219
*	Parker Drilling Co.	30,439	219
*	Callon Petroleum Co.	10,809	209
*	Brigham Exploration Co.	26,100	206
*	Parallel Petroleum Corp.	8,346	206
*	Newpark Resources, Inc.	32,883	202
	General Maritime Corp.	5,380	199
*	Petroleum Development Corp.	5,200	196
*	Petrohawk Energy Corp.	15,468	195
*	CNX Gas Corp.	6,397	192
*	Hercules Offshore, Inc.	5,307	186
*	Pioneer Drilling Co.	11,933	184
*	Warren Resources Inc.	11,722	168
	RPC Inc.	6,754	164
*	Enbridge Energy
	Management LLC	3,928	163
*	The Exploration Co. of
	Delaware, Inc.	15,283	163
*	PetroQuest Energy, Inc.	12,700	156
*	Edge Petroleum Corp.	7,200	144
*	Clayton Williams Energy, Inc.	4,047	140
*	Endeavor International Corp.	57,458	137
*	Matrix Service Co.	11,500	132
	Maritrans Inc.	5,100	127
*^McMoRan Exploration Co.		7,211	127
	Gulf Island Fabrication, Inc.	6,246	125
*	International Coal Group, Inc.	17,283	124
	Crosstex Energy, Inc.	1,300	124
*	PHI Inc. Non-Voting	3,485	116
	W&T Offshore, Inc.	2,929	114
*	U.S. Energy Corp.	25,371	111
*	The Meridian Resource Corp.	31,549	110
*	Toreador Resources Corp.	3,900	110
*	Harken Energy Corp.	170,283	109
*	Dawson Geophysical	3,431	106
*	FX Energy, Inc.	22,738	105
*	Double Eagle Petroleum Co.	6,301	105
*^Willbros Group, Inc.		5,300	100
*	GMX Resources Inc.	3,200	99
*	Rentech, Inc.	20,400	95
*	Gasco Energy Inc.	19,900	89
*^Pacific Ethanol, Inc.		3,700	86
*	TransMontaigne Inc.	7,219	81
*	Vaalco Energy, Inc.	7,200	70
*	Basic Energy Services Inc.	2,277	70
*	Bois d’Arc Energy, Inc.	4,100	68
*	James River Coal Co.	2,549	68
*	Infinity, Inc.	9,394	65
*	Trico Marine Services, Inc.	1,666	57
*	Syntroleum Corp.	8,373	51
*	Westmoreland Coal Co.	1,745	41
*^Transmeridian Exploration Inc.		7,200	41
*	Arena Resources, Inc.	1,000	34
	Alon USA Energy, Inc.	885	28
*	Abraxas Petroleum Corp.	3,900	17
*	Penn Octane Corp.	3,564	2
			440,753
Financials (21.7%)
	Citigroup, Inc.	1,528,590	73,739
	Bank of America Corp.	1,423,754	68,483
	JPMorgan Chase & Co.	1,067,566	44,838
	American International
	Group, Inc.	676,115	39,925
	Wells Fargo & Co.	492,473	33,035
	Wachovia Corp.	499,161	26,995
	Merrill Lynch & Co., Inc.	274,527	19,096
	Morgan Stanley	295,975	18,709
	American Express Co.	342,207	18,212
	The Goldman Sachs
	Group, Inc.	120,770	18,167
	U.S. Bancorp	551,840	17,041
	Fannie Mae	297,416	14,306
	Washington Mutual, Inc.	303,905	13,852
	Freddie Mac	212,071	12,090
	MetLife, Inc.	232,135	11,888
	Prudential Financial, Inc.	151,778	11,793
	The Allstate Corp.	187,673	10,271
	The St. Paul Travelers,
	Cos. Inc.	213,163	9,503
	Lehman Brothers
	Holdings, Inc.	140,524	9,155
	SunTrust Banks, Inc.	105,551	8,049
	Capital One Financial Corp.	92,236	7,882
	The Hartford Financial
	Services Group Inc.	92,690	7,842
	The Bank of
	New York Co., Inc.	236,189	7,605
	AFLAC Inc.	152,859	7,085
	Countrywide Financial Corp.	184,945	7,043
	BB&T Corp.	168,879	7,024

			Market
			Value•
		Shares	($000)
	National City Corp.	188,583	6,825
	SLM Corp.	126,671	6,703
	The Chubb Corp.	127,130	6,344
	PNC Financial
	Services Group	89,744	6,297
*	Berkshire Hathaway Inc.
	Class B	2,036	6,196
	State Street Corp.	102,686	5,965
	Golden West Financial Corp.	80,226	5,953
	Progressive Corp. of Ohio	229,256	5,894
	Simon Property Group, Inc.
	REIT	69,041	5,726
	Charles Schwab Corp.	336,428	5,376
	Fifth Third Bancorp	144,759	5,349
	The Chicago
	Mercantile Exchange	10,604	5,208
	ACE Ltd.	99,313	5,024
	Lincoln National Corp.	87,185	4,921
	Genworth Financial Inc.	139,745	4,869
	Bear Stearns Co., Inc.	34,739	4,866
	Franklin Resources Corp.	55,494	4,817
	The Principal
	Financial Group, Inc.	85,999	4,786
	Regions Financial Corp.	139,779	4,629
	KeyCorp	124,110	4,428
	Mellon Financial Corp.	126,866	4,368
	Marsh &
	McLennan Cos., Inc.	158,962	4,274
	North Fork Bancorp, Inc.	141,613	4,272
	Equity Office
	Properties Trust REIT	116,641	4,259
	Loews Corp.	119,560	4,238
	Moody’s Corp.	75,452	4,109
	Equity Residential REIT	88,865	3,975
	ProLogis REIT	75,013	3,910
	Vornado Realty Trust REIT	39,038	3,808
	Legg Mason Inc.	37,137	3,696
	Archstone-Smith Trust REIT	65,103	3,312
	XL Capital Ltd. Class A	53,917	3,305
	CIT Group Inc.	61,175	3,199
	Marshall & Ilsley Corp.	68,789	3,146
	Northern Trust Corp.	56,828	3,143
	Host Marriott Corp. REIT	141,954	3,105
	Aon Corp.	88,825	3,093
	Ameriprise Financial, Inc.	68,901	3,078
	General Growth
	Properties Inc. REIT	65,975	2,973
	Boston Properties, Inc. REIT	32,811	2,966
	T. Rowe Price Group Inc.	76,878	2,907
	AmSouth Bancorp	105,850	2,800
*	E*TRADE Financial Corp.	115,497	2,636
	Ambac Financial Group, Inc.	32,403	2,628
	Comerica, Inc.	50,013	2,600
	Avalonbay
	Communities, Inc. REIT	22,688	2,510
	M & T Bank Corp.	20,634	2,433
	Kimco Realty Corp. REIT	66,328	2,420
	MBIA, Inc.	41,154	2,410
	Zions Bancorp	30,643	2,388
	Cincinnati Financial Corp.	50,643	2,381
	Sovereign Bancorp, Inc.	115,214	2,340
	Hudson City Bancorp, Inc.	171,360	2,284
	Safeco Corp.	37,777	2,129
	Fidelity National Financial, Inc.	53,240	2,074
	Synovus Financial Corp.	76,742	2,055
	Plum Creek Timber Co. Inc.
	REIT	56,496	2,006
	Compass Bancshares Inc.	36,002	2,002
	Public Storage, Inc. REIT	25,656	1,947
	Torchmark Corp.	31,776	1,929
	Commerce Bancorp, Inc.	50,597	1,805
	Everest Re Group, Ltd.	20,555	1,779
	MGIC Investment Corp.	26,853	1,745
	Developers Diversified
	Realty Corp. REIT	33,406	1,743
	Huntington Bancshares Inc.	73,834	1,741
	W.R. Berkley Corp.	49,827	1,701
	UnumProvident Corp.	91,477	1,658
*	Berkshire Hathaway Inc.
	Class A	18	1,650
	Assurant, Inc.	33,895	1,641
	Radian Group, Inc.	25,542	1,578
	Popular, Inc.	80,294	1,542
	The Macerich Co. REIT	21,517	1,510
	First Horizon National Corp.	36,900	1,483
	Leucadia National Corp.	49,708	1,451
	Duke Realty Corp. REIT	41,271	1,451
*	CB Richard Ellis Group, Inc.	57,914	1,442
	Old Republic
	International Corp.	66,856	1,429
	TD Ameritrade Holding Corp.	92,437	1,369
	AMB Property Corp. REIT	26,843	1,357
	SL Green Realty Corp. REIT	12,364	1,353
	Mercantile Bankshares Corp.	37,788	1,348
	New York
	Community Bancorp, Inc.	81,249	1,341
	iStar Financial Inc. REIT	34,767	1,312
	American Capital
	Strategies, Ltd.	39,103	1,309
	Regency Centers Corp. REIT	20,871	1,297
	Apartment Investment &
	Management Co.
	Class A REIT	29,837	1,296
	A.G. Edwards & Sons, Inc.	23,218	1,284
*	Arch Capital Group Ltd.	21,377	1,271
	Camden Property Trust REIT	17,222	1,267
	The PMI Group Inc.	27,326	1,218
	Allied Capital Corp.	41,766	1,202
	Liberty Property Trust REIT	27,132	1,199
	Associated Banc-Corp.	37,558	1,184
	Janus Capital Group Inc.	66,060	1,182
*^NYSE Group Inc.		16,800	1,150

			Market
			Value•
		Shares	($000)
	United Dominion
	Realty Trust REIT	41,051	1,150
	UnionBanCal Corp.	17,760	1,147
	Federal Realty
	Investment Trust REIT	16,252	1,138
	White Mountains
	Insurance Group Inc.	2,317	1,128
	Health Care Properties
	Investors REIT	41,733	1,116
	PartnerRe Ltd.	17,389	1,114
*	AmeriCredit Corp.	39,533	1,104
	Colonial BancGroup, Inc.	42,571	1,093
*	Conseco, Inc.	46,486	1,074
	Brown & Brown, Inc.	36,356	1,062
	First American Corp.	25,009	1,057
	Reckson Associates
	Realty Corp. REIT	25,510	1,056
	Nuveen Investments, Inc.
	Class A	24,281	1,045
	TD Banknorth, Inc.	34,911	1,028
^	The St. Joe Co.	21,900	1,019
	RenaissanceRe Holdings Ltd.	20,882	1,012
	HCC Insurance Holdings, Inc.	34,083	1,003
	Axis Capital Holdings Ltd.	34,211	979
*	Markel Corp.	2,818	978
	TCF Financial Corp.	36,828	974
	Forest City Enterprise Class A	19,466	972
	Ventas, Inc. REIT	28,615	969
	Hospitality Properties Trust
	REIT	22,072	969
	SEI Investments Co.	19,666	961
	Protective Life Corp.	20,301	946
	Weingarten Realty
	Investors REIT	24,717	946
	Jones Lang LaSalle Inc.	10,800	946
	Eaton Vance Corp.	37,650	940
	Jefferies Group, Inc.	30,986	918
	IndyMac Bancorp, Inc.	19,822	909
	Shurgard Storage
	Centers, Inc. Class A REIT	14,504	906
*	Affiliated Managers
	Group, Inc.	10,362	900
	Brandywine Realty Trust
	REIT	27,969	900
	Thornburg Mortgage, Inc.
	REIT	32,169	897
	Investors Financial
	Services Corp.	19,930	895
	Trizec Properties, Inc. REIT	31,143	892
	Rayonier Inc. REIT	23,501	891
	Astoria Financial Corp.	29,000	883
	Mack-Cali Realty Corp. REIT	19,069	876
	Valley National Bancorp	34,009	874
	Commerce Bancshares, Inc.	17,469	874
*	Nasdaq Stock Market Inc.	29,075	869
	Pan Pacific Retail
	Properties, Inc. REIT	12,512	868
	BRE Properties Inc.
	Class A REIT	15,778	868
	StanCorp Financial
	Group, Inc.	16,794	855
	Fulton Financial Corp.	53,357	849
	City National Corp.	12,913	841
	Raymond James
	Financial, Inc.	27,664	837
	Wilmington Trust Corp.	19,823	836
	Federated Investors, Inc.	26,139	823
	Cullen/Frost Bankers, Inc.	14,260	817
	CarrAmerica Realty Corp.
	REIT	18,098	806
	CapitalSource Inc. REIT	34,337	806
	New Plan Excel Realty Trust
	REIT	31,956	789
	Hanover Insurance Group Inc.	16,532	785
	Webster Financial Corp.	16,487	782
*	CBOT Holdings, Inc. Class A	6,507	778
	Bank of Hawaii Corp.	15,672	777
	Nationwide Financial
	Services, Inc.	17,439	769
	HRPT Properties Trust REIT	64,371	744
	Essex Property Trust, Inc.
	REIT	6,655	743
	Arthur J. Gallagher & Co.	29,320	743
	CBL & Associates
	Properties, Inc. REIT	18,664	727
	Alexandria Real Estate
	Equities, Inc. REIT	8,063	715
	Kilroy Realty Corp. REIT	9,825	710
	Sky Financial Group, Inc.	29,908	706
	New Century Financial Corp.
	REIT	15,394	704
	AmerUs Group Co.	11,908	697
	Whitney Holdings Corp.	19,191	679
*	Investment Technology
	Group, Inc.	13,105	667
	Mercury General Corp.	11,747	662
	Health Care Inc. REIT	18,738	655
	Taubman Co. REIT	15,967	653
	Colonial Properties Trust
	REIT	13,185	651
	Unitrin, Inc.	14,730	642
	BlackRock, Inc.	4,571	636
	East West Bancorp, Inc.	16,659	632
	Washington Federal Inc.	26,758	621
	Annaly Mortgage
	Management Inc. REIT	48,373	620
	Realty Income Corp. REIT	27,361	599
	BancorpSouth, Inc.	21,875	596
	Home Properties, Inc. REIT	10,688	593
	Ohio Casualty Corp.	19,636	584
	Post Properties, Inc. REIT	12,715	576

			Market
			Value•
		Shares	($000)
	The South Financial
	Group, Inc.	21,812	576
	People’s Bank	17,307	569
	American Financial
	Group, Inc.	13,189	566
	LaSalle Hotel Properties
	REIT	12,155	563
	First Midwest Bancorp, Inc.	15,127	561
	Endurance Specialty
	Holdings Ltd.	17,257	552
*	Philadelphia Consolidated
	Holding Corp.	18,178	552
	Crescent Real Estate, Inc.
	REIT	29,576	549
	The First Marblehead Corp.	9,639	549
	Friedman, Billings,
	Ramsey Group, Inc. REIT	49,526	543
	Texas Regional
	Bancshares, Inc.	14,245	540
	American Home Mortgage
	Investment Corp. REIT	14,450	533
	Waddell & Reed Financial, Inc.	25,776	530
	Corporate Office
	Properties Trust, Inc. REIT	12,437	523
	Highwood Properties, Inc.
	REIT	14,446	523
	Cathay General Bancorp	14,308	521
	First Industrial
	Realty Trust REIT	13,678	519
	FirstMerit Corp.	24,653	516
	Sunstone Hotel
	Investors, Inc. REIT	17,734	515
	KKR Financial Corp. REIT	24,688	514
	Platinum Underwriters
	Holdings, Ltd.	18,320	513
	Nationwide Health
	Properties, Inc. REIT	22,754	512
	Washington REIT	13,921	511
	BioMed Realty Trust, Inc.
	REIT	16,952	508
*	SVB Financial Group	10,963	498
	Maguire Properties, Inc. REIT	14,124	497
	NewAlliance Bancshares, Inc.	34,460	493
	Selective Insurance Group	8,777	490
	Westamerica Bancorporation	9,990	489
	Delphi Financial Group, Inc.	13,303	484
	UCBH Holdings, Inc.	28,894	478
	Healthcare Realty
	Trust Inc. REIT	14,873	474
	Strategic Hotels and
	Resorts, Inc. REIT	22,667	470
*	Knight Capital Group, Inc.
	Class A	30,682	467
	Reinsurance Group of
	America, Inc.	9,499	467
	Mills Corp. REIT	17,438	466
	Commerce Group, Inc.	15,604	461
	National Financial
	Partners Corp.	10,374	460
	Apollo Investment Corp.	24,828	459
	Transatlantic Holdings, Inc.	8,155	456
	Trustmark Corp.	14,636	453
*	Alleghany Corp.	1,633	451
	Aspen Insurance
	Holdings Ltd.	19,246	448
	First Niagara
	Financial Group, Inc.	31,953	448
	Potlatch Corp. REIT	11,850	447
	Downey Financial Corp.	6,570	446
	Greater Bay Bancorp	15,502	446
*	ProAssurance Corp.	9,247	446
	Umpqua Holdings Corp.	17,093	438
	Pennsylvania REIT	10,807	436
	Erie Indemnity Co. Class A	8,340	434
	Montpelier Re Holdings Ltd.	24,918	431
	R.L.I. Corp.	8,783	423
	Pacific Capital Bancorp	13,580	423
	Hancock Holding Co.	7,484	419
	International Securities
	Exchange, Inc.	11,008	419
	Assured Guaranty Ltd.	16,350	415
	Zenith National
	Insurance Corp.	10,444	414
	First Republic Bank	9,011	413
	United Bankshares, Inc.	11,141	408
	Sterling Financial Corp.	13,207	403
	Alabama National
	BanCorporation	5,900	402
	Senior Housing
	Properties Trust REIT	22,386	401
	LandAmerica
	Financial Group, Inc.	6,183	399
	The Phoenix Cos., Inc.	28,150	396
	IPC Holdings Ltd.	16,063	396
	EastGroup Properties, Inc.
	REIT	8,475	396
*	Piper Jaffray Cos., Inc.	6,418	393
	MAF Bancorp, Inc.	9,077	389
*	Argonaut Group, Inc.	12,819	385
	Fremont General Corp.	20,741	385
	Mid-America Apartment
	Communities, Inc. REIT	6,900	385
	First Community Bancorp	6,481	383
	American Financial
	Realty Trust REIT	39,519	383
	International
	Bancshares Corp.	13,893	382
	Hilb, Rogal and Hamilton Co.	10,107	377
	Frontier Financial Corp.	11,067	376
	Old National Bancorp	18,721	374
	Republic Bancorp, Inc.	30,014	372
*	Trammell Crow Co.	10,572	372

			Market
			Value•
		Shares	($000)
	Provident Bankshares Corp.	10,210	372
	FelCor Lodging Trust, Inc.
	REIT	17,064	371
*	Signature Bank	11,427	370
	Equity Inns, Inc. REIT	22,280	369
	BankUnited Financial Corp.	11,962	365
	Cousins Properties, Inc. REIT	11,756	364
	F.N.B. Corp.	22,916	361
	Boston Private Financial
	Holdings, Inc.	12,946	361
	BOK Financial Corp.	7,268	361
	Wintrust Financial Corp.	7,054	359
	Redwood Trust, Inc. REIT	7,341	358
	Chittenden Corp.	13,828	357
	Sterling Bancshares, Inc.	18,466	346
	Equity Lifestyle
	Properties, Inc. REIT	7,887	346
	Provident Financial
	Services Inc.	18,976	341
	Inland Real Estate Corp.
	REIT	22,428	334
	Park National Corp.	3,369	333
	First Commonwealth
	Financial Corp.	25,862	328
	Glacier Bancorp, Inc.	11,173	327
	First Charter Corp.	13,296	326
	Central Pacific Financial Co.	8,348	323
	PrivateBancorp, Inc.	7,800	323
	Hanmi Financial Corp.	16,608	323
	PS Business Parks, Inc. REIT	5,449	321
	Commercial Capital
	Bancorp, Inc.	20,224	319
	BankAtlantic Bancorp, Inc.
	Class A	21,444	318
	National Penn
	Bancshares Inc.	16,023	318
	Susquehanna
	Bancshares, Inc.	13,293	318
	Chemical Financial Corp.	10,300	315
	Entertainment
	Properties Trust REIT	7,295	314
	NBT Bancorp, Inc.	13,379	311
	Prosperity Bancshares, Inc.	9,240	304
	Cash America
	International Inc.	9,488	304
	Lexington Corporate
	Properties Trust REIT	13,991	302
	Brookline Bancorp, Inc.	21,944	302
	Amcore Financial, Inc.	10,237	300
	S & T Bancorp, Inc.	9,028	300
	First BanCorp Puerto Rico	31,795	296
	Anthracite Capital Inc. REIT	24,311	296
	United Community
	Banks, Inc.	9,700	295
	National Retail
	Properties REIT	14,679	293
	Columbia Banking
	System, Inc.	7,676	287
	CVB Financial Corp.	18,026	282
	DiamondRock
	Hospitality Co. REIT	19,019	282
	Bank Mutual Corp.	23,016	281
	Equity One, Inc. REIT	13,286	278
	Sovran Self Storage, Inc.
	REIT	5,430	276
	Advance America Cash
	Advance Centers Inc.	15,568	273
	Ashford Hospitality Trust
	REIT	21,475	271
	Anchor Bancorp
	Wisconsin Inc.	8,908	269
	Citizens Banking Corp.	10,986	268
	Newcastle Investment Corp.
	REIT	10,517	266
	Longview Fibre Co. REIT	13,900	265
	Acadia Realty Trust REIT	11,100	263
	Community Bank
	System, Inc.	12,996	262
	Mid-State Bancshares	9,350	262
	City Holding Co.	7,093	256
	American Equity Investment
	Life Holding Co.	24,000	256
	MCG Capital Corp.	15,950	254
	Heritage Property
	Investment
	Trust REIT	7,199	251
	Capitol Bancorp Ltd.	6,392	249
	TrustCo Bank NY	22,440	247
	Cascade Bancorp	8,463	241
	Capital Trust Class A REIT	6,770	241
	Extra Space Storage Inc.
	REIT	14,748	240
	Spirit Finance Corp. REIT	21,144	238
	Glimcher Realty Trust REIT	9,527	236
*	EZCORP, Inc.	6,231	235
	First Citizens BancShares
	Class A	1,168	234
	Corus Bankshares Inc.	8,914	233
	Novastar Financial, Inc.
	REIT	7,380	233
	Horace Mann
	Educators Corp.	13,709	232
	Calamos Asset
	Management, Inc.	8,014	232
	Glenborough Realty
	Trust, Inc. REIT	10,672	230
	Community Trust
	Bancorp Inc.	6,565	229
	American Campus
	Communities, Inc. REIT	9,200	229
	Arbor Realty Trust, Inc. REIT	9,100	228
	Global Signal, Inc. REIT	4,918	228

			Market
			Value•
		Shares	($000)
	Digital Realty Trust, Inc.
	REIT	9,200	227
*^LaBranche & Co. Inc.		18,705	227
*	American Physicians
	Capital, Inc.	4,300	226
	Infinity Property &
	Casualty Corp.	5,500	225
	Impac Mortgage
	Holdings, Inc. REIT	20,098	225
	National Health
	Investors REIT	8,302	223
	UMB Financial Corp.	6,690	223
	PFF Bancorp, Inc.	6,708	222
	Franklin Street
	Properties Corp. REIT	11,285	222
	U-Store-It Trust REIT	11,737	221
	ASTA Funding, Inc.	5,895	221
*	First Federal Financial Corp.	3,815	220
	Tanger Factory Outlet
	Centers, Inc. REIT	6,784	220
	Doral Financial Corp.	33,946	218
	Student Loan Corp.	1,059	214
	Harbor Florida
	Bancshares, Inc.	5,735	213
	Anworth Mortgage
	Asset Corp. REIT	25,624	213
	Greenhill & Co., Inc.	3,500	213
*	Ace Cash Express, Inc.	7,261	213
	Saul Centers, Inc. REIT	5,200	212
	Harleysville Group, Inc.	6,671	212
	Dime Community
	Bancshares	15,590	212
	Community Banks, Inc.	8,073	210
	CoBiz Inc.	9,303	210
	Trustreet Properties, Inc.
	REIT	15,814	209
	Max Re Capital Ltd.	9,500	207
	Capital Lease Funding, Inc.
	REIT	18,120	207
	Banner Corp.	5,321	205
*	Accredited Home
	Lenders Holding Co.	4,260	204
	MB Financial, Inc.	5,667	200
*	Nelnet, Inc.	4,900	199
	Ares Capital Corp.	11,606	196
	Capitol Federal Financial	5,672	194
	W Holding Co., Inc.	28,977	193
	BankFinancial Corp.	11,055	191
	First Indiana Corp.	7,321	191
*	USI Holdings Corp.	14,200	190
*	GFI Group Inc.	3,510	189
*	Aether Holdings, Inc.	34,174	188
	BancFirst Corp.	4,200	188
	RAIT Investment Trust REIT	6,400	187
*	Tejon Ranch Co.	4,527	186
	Omega Healthcare
	Investors, Inc. REIT	14,092	186
	Saxon Inc. REIT	16,047	184
	Northwest Bancorp, Inc.	6,916	183
	Capital City Bank Group, Inc.	6,062	183
*	Tradestation Group Inc.	14,406	183
	Capital Southwest Corp.	1,747	182
	First Busey Corp.	8,873	182
	Ameris Bancorp	7,845	182
	Capital Corp. of the West	5,671	181
	Provident New York
	Bancorp, Inc.	13,674	181
*	Stifel Financial Corp.	5,109	180
	Westbanco Inc.	5,774	179
*	Portfolio Recovery
	Associates, Inc.	3,900	178
	Cardinal Financial Corp.	15,306	178
	Resource America, Inc.	9,251	176
	Center Financial Corp.	7,449	176
	Arrow Financial Corp.	6,413	176
*	Investors Bancorp, Inc.	12,910	175
	First Community
	Bancshares, Inc.	5,280	174
	Fidelity Bankshares, Inc.	5,468	174
	Scottish Re Group Ltd.	10,400	173
	Innkeepers USA Trust REIT	9,921	171
	Financial Federal Corp.	6,164	171
	GMH Communities Trust
	REIT	12,901	170
	Gamco Investors Inc.
	Class A	4,608	169
	KNBT Bancorp Inc.	10,237	169
	Harleysville National Corp.	7,961	169
	Independent Bank Corp. (MI)	6,388	168
	^Fidelity National
	Title Group, Inc. Class A	8,511	167
*	Ocwen Financial Corp.	13,143	167
	Agree Realty Corp. REIT	4,900	166
	Highland Hospitality
	Corp. REIT	11,800	166
	Berkshire Hills Bancorp, Inc.	4,649	165
	Aames Investment Corp.
	REIT	32,930	164
*	First Cash Financial
	Services, Inc.	8,300	164
	Alfa Corp.	9,846	163
	AmericanWest
	Bancorporation	7,172	162
	Safety Insurance
	Group, Inc.	3,396	161
	Baldwin & Lyons, Inc.
	Class B	6,328	161
*	Pinnacle Financial
	Partners, Inc.	5,297	161
	First Financial
	Bankshares, Inc.	4,393	161

			Market
			Value•
		Shares	($000)
	First Potomac REIT	5,369	160
	Parkway Properties Inc. REIT	3,500	159
*	FPIC Insurance Group, Inc.	4,100	159
	Sizeler Property
	Investors, Inc. REIT	9,566	154
	Mercantile Bank Corp.	3,820	152
	Direct General Corp.	8,963	152
	City Bank Lynnwood (WA)	3,250	152
*	CompuCredit Corp.	3,932	151
	Community Bancorp Inc.	3,565	151
	Bristol West Holdings, Inc.	9,413	151
	Winston Hotels, Inc. REIT	12,195	149
	Stewart Information
	Services Corp.	4,100	149
	Federal Agricultural
	Mortgage Corp. Class C	5,337	148
	Advanta Corp. Class B	4,100	147
^	Ames National Corp.	6,718	147
*	Asset Acceptance
	Capital Corp.	7,400	147
	BancTrust Financial
	Group, Inc.	6,224	146
	Associated Estates
	Realty Corp. REIT	11,613	144
	Center Bancorp, Inc.	9,934	144
	Bank of Granite Corp.	6,902	144
*	Centennial Bank
	Holdings Inc.	13,903	144
	Bancorp Rhode Island Inc.	3,595	143
	Columbia Bancorp (OR)	5,700	143
	Cedar Shopping
	Centers, Inc. REIT	9,700	143
*	Citizens, Inc.	28,353	142
	Luminent Mortgage
	Capital, Inc. REIT	15,321	142
	Lakeland Bancorp, Inc.	9,021	141
	Getty Realty
	Holding Corp. REIT	4,925	140
*	Ceres Group, Inc.	22,442	140
	United Fire & Casualty Co.	4,613	139
	CFS Bancorp, Inc.	9,348	139
	Flag Financial Corp.	7,128	139
	Partners Trust
	Financial Group, Inc.	12,103	138
	optionsXpress Holdings Inc.	5,907	138
*	World Acceptance Corp.	3,853	137
	Midland Co.	3,600	137
	First Merchants Corp.	5,597	136
*	PICO Holdings, Inc.	4,206	136
	TierOne Corp.	4,000	135
	Bryn Mawr Bank Corp.	5,979	132
	Presidential Life Corp.	5,377	132
	National Western
	Life Insurance Co. Class A	551	132
*	Triad Guaranty, Inc.	2,694	132
	Capital Bank Corp.	8,071	131
^	Odyssey Re Holdings Corp.	4,960	131
	MFA Mortgage
	Investments, Inc. REIT	18,900	130
	Coastal Financial Corp.	9,827	128
	Flagstar Bancorp, Inc.	8,018	128
	Midwest Banc Holdings, Inc.	5,751	128
	Sun Communities, Inc. REIT	3,906	127
	Gramercy Capital Corp. REIT	4,900	127
*	AmeriVest Properties, Inc.
	REIT	28,600	126
	IBERIABANK Corp.	2,175	125
	Irwin Financial Corp.	6,448	125
	Independent Bank Corp. (MA)	3,809	124
	Sanders Morris
	Harris Group Inc.	8,154	123
*	Great Lakes Bancorp, Inc.	7,035	123
*	Ameriserv Financial Inc.	24,958	123
*	Navigators Group, Inc.	2,792	122
*	IntercontinentalExchange Inc.	2,100	122
	First Defiance Financial Corp.	4,600	121
*	Community Bancorp	3,895	121
*	United America
	Indemnity, Ltd.	5,800	121
	American Mortgage
	Acceptance Co. REIT	8,200	121
	First Financial Holdings, Inc.	3,762	120
	LTC Properties, Inc. REIT	5,370	120
*	Franklin Bank Corp.	5,883	119
	Crawford & Co. Class B	16,485	118
	First Financial Bancorp	7,916	118
	Sterling Financial Corp. (PA)	5,357	117
	Sandy Spring Bancorp, Inc.	3,245	117
*	Universal American
	Financial Corp.	8,800	116
	Old Second Bancorp, Inc.	3,686	114
	State Auto Financial Corp.	3,477	113
	West Coast Bancorp	3,837	113
	Sunset Financial
	Resources, Inc. REIT	13,179	111
	SWS Group, Inc.	4,600	111
	Ramco-Gershenson
	Properties Trust REIT	4,100	110
	Atlantic Coast Federal Corp.	7,336	110
	Eastern Virginia
	Bankshares, Inc.	4,987	110
	First Bancorp (NC)	5,244	110
	FBL Financial Group, Inc.
	Class A	3,397	110
*	Boykin Lodging Co. REIT	10,080	110
	Universal Health
	Realty Income REIT	3,494	110
	First of Long Island Corp.	2,620	109
	Nara Bancorp, Inc.	5,787	109
	First Source Corp.	3,139	106
	Consolidated-Tomoka
	Land Co.	1,900	105

			Market
			Value•
		Shares	($000)
*	Pennsylvania Commerce
	Bancorp, Inc.	3,261	104
	Commercial Bankshares, Inc.	2,797	103
	Suffolk Bancorp	3,146	103
	Renasant Corp.	2,530	102
*	Capital Crossing Bank	4,080	100
	First State Bancorporation	4,208	100
	Seacoast Banking
	Corp. of Florida	3,755	100
	Oriental Financial Group Inc.	7,815	100
*	First Regional Bancorp	1,130	99
*	United Capital Corp.	3,746	99
	WSFS Financial Corp.	1,587	98
*	Western Alliance Bancorp	2,783	97
	Macatawa Bank Corp.	4,138	97
	Bank of the Ozarks, Inc.	2,856	95
	Capstead Mortgage Corp.
	REIT	12,486	95
	Southwest Bancorp, Inc.	3,662	93
	Simmons First National Corp.	3,210	93
	Charter Financial Corp.	2,357	93
	Integra Bank Corp.	4,276	93
	NYMAGIC, Inc.	3,198	93
	Fieldstone
	Investment Corp. REIT	10,082	92
	Century Bancorp, Inc.
	Class A	3,755	92
	MortgageIT
	Holdings Inc. REIT	7,566	91
	Interchange Financial
	Services Corp.	4,037	91
	Union Bankshares Corp.	2,100	91
*	Affordable Residential
	Communities REIT	8,422	91
	Kite Realty Group Trust REIT	5,800	90
*	PMA Capital Corp. Class A	8,763	90
	Camco Financial Corp.	6,439	90
	Merchants Bancshares, Inc.	3,652	88
	BNP Residential
	Properties, Inc. REIT	5,156	88
	First Place Financial Corp.	3,814	88
	Tower Group, Inc.	2,900	88
*	First Mariner Bancorp, Inc.	4,544	88
	U.S.B. Holding Co., Inc.	3,892	88
	Omega Financial Corp.	2,792	87
	Investors Real Estate
	Trust REIT	9,600	87
	Clifton Savings Bancorp, Inc.	7,990	87
	LSB Corp.	4,999	86
	S.Y. Bancorp, Inc.	3,110	85
	Washington Trust Bancorp, Inc.	3,058	85
	Advanta Corp. Class A	2,570	84
	Correctional Properties
	Trust REIT	3,372	83
	Deerfield Triarc
	Capital Corp. REIT	6,378	83
*	Virginia Commerce
	Bancorp, Inc.	3,460	83
	21st Century
	Insurance Group	5,655	81
*	CNA Surety Corp.	4,707	81
	Yardville National Bancorp	2,263	81
	NetBank, Inc.	12,080	80
	Sterling Bancorp	4,095	80
	Univest Corp. of Pennsylvania	2,888	80
	Heritage Commerce Corp.	3,195	79
	ITLA Capital Corp.	1,500	79
^First South Bancorp, Inc.		2,257	77
	First Financial Corp. (IN)	2,574	77
	Education Realty
	Trust, Inc. REIT	4,600	77
	NorthStar Realty
	Finance Corp. REIT	6,300	76
	Summit Bancshares, Inc.	3,513	75
	TriCo Bancshares	2,716	74
*	Texas Capital Bancshares, Inc.	3,157	74
	R & G Financial Corp. Class B	8,500	73
	HomeBanc Corp. REIT	9,188	73
	Great Southern Bancorp, Inc.	2,323	71
	Flushing Financial Corp.	3,942	71
	Wilshire Bancorp Inc.	3,876	70
	Medallion Financial Corp.	5,379	70
	Leesport Financial Corp.	3,006	69
	German American Bancorp	5,334	69
*	The Bancorp Inc.	2,757	69
	Capital Title Group, Inc.	9,348	69
	United Community
	Financial Corp.	5,700	68
	American National
	Bankshares Inc.	2,949	68
	Clark, Inc.	5,160	68
	Peoples Bancorp, Inc.	2,278	68
	Horizon Financial Corp.	2,439	67
	Urstadt Biddle
	Properties Class A REIT	4,098	67
*	Encore Capital Group, Inc.	5,400	66
	Heartland Financial USA, Inc.	2,299	61
	Southside Bancshares, Inc.	2,705	60
	BKF Capital Group, Inc.	9,600	60
	OceanFirst Financial Corp.	2,657	59
	PXRE Group Ltd.	15,866	59
	Opteum Inc. REIT	6,500	59
	Government Properties
	Trust, Inc. REIT	6,158	58
	Farmers Capital Bank Corp.	1,770	58
	Tompkins Trustco, Inc.	1,342	58
	Vineyard National Bancorp Co.	2,133	57
*	Sun Bancorp, Inc. (NJ)	3,504	57
	Shore Bancshares, Inc.	2,089	57
	Team Financial, Inc.	3,758	56
*	United PanAm Financial Corp.	1,841	56
	North Valley Bancorp	3,149	55

			Market
			Value•
		Shares	($000)
	LSB Bancshares, Inc.	3,164	55
	West Bancorporation	2,900	54
*	Superior Bancorp	4,846	53
	Greater Delaware Valley
	Savings Bank	2,068	53
	Security Bank Corp.	2,341	52
	Smithtown Bancorp, Inc.	2,148	52
*	Consumer Portfolio
	Services, Inc.	7,578	51
	Newmil Bancorp, Inc.	1,250	50
	Willow Grove Bancorp, Inc.	3,144	50
*	Rewards Network Inc.	6,099	50
	Medical Properties
	Trust Inc. REIT	4,512	50
	Financial Institutions, Inc.	2,380	50
	Ameriana Bancorp	3,600	49
	First M&F Corp.	2,450	48
	Pennfed Financial
	Services, Inc.	2,468	46
*	Pacific Mercantile Bancorp	2,638	46
	Sound Federal Bancorp Inc.	2,200	46
	HMN Financial, Inc.	1,311	46
	Brooke Corp.	3,800	46
	Provident Financial
	Holdings, Inc.	1,509	45
	Citizens 1st Bancorp, Inc.	1,688	45
	Republic Bancorp, Inc.
	Class A	2,176	45
	FNB Corp. (VA)	1,171	43
*	Stratus Properties Inc.	1,599	43
	Heritage Financial Corp.	1,610	42
*	Marlin Business Services Inc.	1,795	40
*	Quanta Capital Holdings Ltd.	15,521	40
	Mission West
	Properties Inc. REIT	3,600	40
	American Land
	Lease, Inc. REIT	1,599	39
	Donegal Group Inc.	1,955	38
	Winthrop Realty
	Trust Inc. REIT	6,238	37
	Jer Investors Trust Inc. REIT	2,361	37
	First Federal Bancshares
	of Arkansas, Inc.	1,606	36
	Monmouth Real Estate
	Investment Corp. REIT	4,356	35
	Greater Community Bancorp	2,184	34
	ESB Financial Corp.	2,941	34
	Placer Sierra Bancshares	1,432	33
	Massbank Corp.	1,013	33
	Peapack Gladstone
	Financial Corp.	1,263	33
	Wellsford Real Properties Inc.	4,526	32
	Royal Bancshares of
	Pennsylvania, Inc.	1,313	32
	Oak Hill Financial, Inc.	1,210	31
	Rome Bancorp, Inc.	2,312	30
	Westfield Financial, Inc.	1,055	29
	FNB Financial Services Corp.	1,921	29
	Investors Title Co.	648	29
	Pulaski Financial Corp.	1,691	28
*	Ampal-American Israel Corp.	5,606	28
*	American Independence Corp.	2,279	28
	Columbia Equity
	Trust Inc. REIT	1,800	28
	UMH Properties, Inc. REIT	1,670	25
	First United Corp.	1,200	25
	BCSB Bankcorp, Inc.	1,993	24
	FNB Corp. (NC)	1,296	24
	Comm Bancorp, Inc.	539	23
	Meta Financial Group, Inc.	1,049	23
	Citizens South Banking Corp.	1,609	20
	Codorus Valley Bancorp, Inc.	1,024	20
	Federal Agricultural
	Mortgage Corp. Class A	1,021	19
*	First Acceptance Corp.	1,600	19
	Rainier Pacific
	Financial Group Inc.	975	18
	TF Financial Corp.	616	18
	Wainwright Bank & Trust Co.	1,537	17
	HopFed Bancorp, Inc.	1,005	17
	First Keystone Financial, Inc.	863	16
	Colony Bankcorp, Inc.	681	15
	Habersham Bancorp	610	15
	PremierWest Bancorp	854	12
	Unity Bancorp, Inc.	789	12
	Northern States Financial Corp.	599	11
	First Financial Service Corp.	363	11
*	Republic First Bancorp, Inc.	803	11
	BRT Realty Trust REIT	400	10
	Wayne Savings
	Bancshares, Inc.	673	10
	One Liberty
	Properties, Inc. REIT	534	10
	MutualFirst Financial Inc.	500	10
	Jefferson Bancshares, Inc.	600	8
	Abington Community
	Bankcorp, Inc.	466	7
	TIB Financial Corp.	188	6
	HF Financial Corp.	347	6
	National Health
	Realty Inc. REIT	200	4
	Princeton National
	Bancorp, Inc.	100	3
	Kearny Financial Corp.	200	3
	Home Federal Bancorp	100	3
	United Financial Corp.	93	2
*	Vesta Insurance Group, Inc.	11,252	1
*	Brooklyn Federal Bancorp	44	1
*	Horizon Group
	Properties, Inc. REIT	64	—
			972,064

			Market
			Value•
		Shares	($000)
Health Care (12.2%)
	Johnson & Johnson	911,467	54,615
	Pfizer Inc.	2,253,472	52,889
	Merck & Co., Inc.	669,965	24,407
*	Amgen, Inc.	361,284	23,567
	Abbott Laboratories	471,415	20,558
	UnitedHealth Group Inc.	415,579	18,610
	Wyeth	411,866	18,291
	Medtronic, Inc.	370,691	17,393
	Eli Lilly & Co.	311,576	17,221
	Bristol-Myers Squibb Co.	601,612	15,558
*	WellPoint Inc.	201,413	14,657
*	Genentech, Inc.	145,403	11,894
	Schering-Plough Corp.	453,125	8,623
*	Gilead Sciences, Inc.	141,734	8,385
	Cardinal Health, Inc.	129,389	8,324
	Baxter International, Inc.	201,610	7,411
	Aetna Inc.	174,092	6,951
	Caremark Rx, Inc.	135,681	6,766
*	Boston Scientific Corp.	362,522	6,105
*	Medco Health
	Solutions, Inc.	93,289	5,344
*	Celgene Corp.	105,814	5,019
	Allergan, Inc.	46,430	4,980
*	Biogen Idec Inc.	105,490	4,887
	HCA Inc.	112,673	4,862
*	Genzyme Corp.	79,607	4,860
	Becton, Dickinson & Co.	75,861	4,637
*	Zimmer Holdings, Inc.	75,996	4,310
	McKesson Corp.	89,202	4,217
*	Forest Laboratories, Inc.	99,858	3,864
	Stryker Corp.	87,171	3,671
	CIGNA Corp.	37,220	3,667
*	St. Jude Medical, Inc.	112,303	3,641
	Quest Diagnostics, Inc.	51,651	3,095
*	Fisher Scientific
	International Inc.	37,883	2,767
*	Express Scripts Inc.	38,263	2,745
*	Humana Inc.	50,374	2,705
*	Coventry Health Care Inc.	49,224	2,704
	AmerisourceBergen Corp.	64,204	2,691
*	Laboratory Corp. of
	America Holdings	38,399	2,390
	C.R. Bard, Inc.	31,951	2,341
	Biomet, Inc.	72,033	2,254
*	MedImmune Inc.	78,320	2,122
*	Hospira, Inc.	47,246	2,029
*	Varian Medical Systems, Inc.	40,487	1,917
*	Sepracor Inc.	32,733	1,870
	Applera Corp.–Applied
	Biosystems Group	56,176	1,817
*	Thermo Electron Corp.	49,864	1,807
	Omnicare, Inc.	37,046	1,757
	IMS Health, Inc.	61,080	1,640
*	Health Net Inc.	35,269	1,593
*	Amylin Pharmaceuticals, Inc.	31,790	1,569
*	DaVita, Inc.	31,190	1,550
*	Barr Pharmaceuticals Inc.	30,795	1,469
	Health Management
	Associates Class A	73,737	1,453
*	Waters Corp.	31,940	1,418
	DENTSPLY International Inc.	23,073	1,398
	Mylan Laboratories, Inc.	64,522	1,290
*	Endo Pharmaceuticals
	Holdings, Inc.	38,683	1,276
*	King Pharmaceuticals, Inc.	74,202	1,261
*	Intuitive Surgical, Inc.	10,612	1,252
*	Henry Schein, Inc.	26,682	1,247
*	Vertex Pharmaceuticals, Inc.	33,651	1,235
*	Covance, Inc.	19,351	1,185
*	Patterson Cos.	33,894	1,184
	Manor Care, Inc.	24,160	1,134
	Pharmaceutical Product
	Development, Inc.	32,138	1,129
*	Cephalon, Inc.	18,547	1,115
*	Lincare Holdings, Inc.	29,306	1,109
*	Community Health
	Systems, Inc.	29,897	1,099
*	Invitrogen Corp.	16,277	1,075
	Beckman Coulter, Inc.	19,355	1,075
*	Advanced Medical
	Optics, Inc.	20,948	1,062
*	Triad Hospitals, Inc.	26,826	1,062
*	Emdeon Corp.	84,262	1,046
*	ResMed Inc.	21,950	1,031
*	Millipore Corp.	16,332	1,029
	Dade Behring Holdings Inc.	24,341	1,014
*	Tenet Healthcare Corp.	144,083	1,006
*	Millennium
	Pharmaceuticals, Inc.	95,678	954
*	Cytyc Corp.	35,338	896
*	Gen-Probe Inc.	15,720	849
*	Edwards Lifesciences Corp.	18,195	827
	Hillenbrand Industries, Inc.	16,910	820
*	Charles River
	Laboratories, Inc.	22,186	816
	PerkinElmer, Inc.	38,837	812
*	VCA Antech, Inc.	25,372	810
	Bausch & Lomb, Inc.	16,441	806
*	ImClone Systems, Inc.	20,535	793
	Universal Health Services
	Class B	15,537	781
*	Respironics, Inc.	22,220	760
*	IDEXX Laboratories Corp.	9,844	740
*	Sierra Health Services, Inc.	16,122	726
*	Cerner Corp.	19,326	717
*	Watson Pharmaceuticals, Inc.	29,635	690
*	Hologic, Inc.	13,966	689
*	Pediatrix Medical Group, Inc.	14,904	675
*	Kinetic Concepts, Inc.	15,164	669
*	PDL BioPharma Inc.	33,301	613
*	Techne Corp.	11,451	583

			Market
			Value•
		Shares	($000)
	Cooper Cos., Inc.	13,118	581
*	OSI Pharmaceuticals, Inc.	17,550	578
*	Healthways, Inc.	10,162	535
*	Alkermes, Inc.	28,084	531
*	Affymetrix, Inc.	20,694	530
	Mentor Corp.	12,148	528
*	Andrx Group	22,639	525
*	Magellan Health Services, Inc.	11,501	521
*	LifePoint Hospitals, Inc.	15,977	513
*	MGI Pharma, Inc.	23,765	511
*	Nektar Therapeutics	26,962	494
*	AMERIGROUP Corp.	15,845	492
*	WellCare Health Plans Inc.	9,883	485
	Valeant Pharmaceuticals
	International	28,425	481
*	Ventana Medical
	Systems, Inc.	10,187	481
	STERIS Corp.	20,790	475
	Chemed Corp.	8,109	442
*	Alexion Pharmaceuticals, Inc.	12,239	442
*	Psychiatric Solutions, Inc.	15,416	442
*	ICOS Corp.	19,375	426
*	Cubist Pharmaceuticals, Inc.	16,802	423
*	United Surgical Partners
	International, Inc.	13,849	416
*	American Retirement Corp.	12,647	414
	Medicis Pharmaceutical Corp.	17,019	408
	Diagnostic Products Corp.	6,949	404
*	United Therapeutics Corp.	6,995	404
	Perrigo Co.	24,910	401
*	Varian, Inc.	9,638	400
*	Applera Corp.–Celera
	Genomics Group	30,821	399
*	Immucor Inc.	20,502	394
*	Human Genome
	Sciences, Inc.	36,552	391
*	Sunrise Senior Living, Inc.	14,071	389
*	Haemonetics Corp.	8,277	385
*	Adolor Corp.	15,146	379
*	ArthroCare Corp.	9,013	379
*	Myriad Genetics, Inc.	14,700	371
*	Illumina, Inc.	12,476	370
*	BioMarin
	Pharmaceutical Inc.	25,735	370
*	Bio-Rad Laboratories, Inc.
	Class A	5,574	362
*	PSS World Medical, Inc.	20,407	360
*	American Medical
	Systems Holdings, Inc.	21,405	356
*	Intermagnetics General Corp.	13,060	352
	Owens & Minor, Inc.
	Holding Co.	12,281	351
*	Medarex, Inc.	35,736	343
*	Serologicals Corp.	10,923	343
	West Pharmaceutical
	Services, Inc.	9,399	341
*	Apria Healthcare Group Inc.	17,961	339
*	Kyphon Inc.	8,684	333
*	Digene Corp.	8,594	333
	Alpharma, Inc. Class A	13,696	329
*	Per-Se Technologies, Inc.	13,059	329
*	Dionex Corp.	5,759	315
*	Centene Corp.	12,934	304
*	Martek Biosciences Corp.	10,420	302
*	Biosite Inc.	6,280	287
*	Myogen, Inc.	9,800	284
	LCA-Vision Inc.	5,336	282
*	Kindred Healthcare, Inc.	10,792	281
*	AmSurg Corp.	12,197	277
*	The Medicines Co.	14,059	275
*	Telik, Inc.	16,500	272
*	Zymogenetics, Inc.	13,976	265
*	LifeCell Corp.	8,500	263
*	Exelixis, Inc.	25,733	259
*	Theravance, Inc.	11,299	259
	Cambrex Corp.	12,189	254
*	K-V Pharmaceutical Co.
	Class A	13,499	252
*	Amedisys Inc.	6,600	250
*	CONMED Corp.	11,872	246
*	Abaxis, Inc.	10,668	239
*	Sciele Pharma, Inc.	10,286	239
	Analogic Corp.	5,100	238
*	Adams Respiratory
	Therapeutics, Inc.	5,296	236
*	Greatbatch, Inc.	9,967	235
*	AMN Healthcare
	Services, Inc.	11,450	232
*	Genesis Healthcare Corp.	4,859	230
*	Conor Medsystems, Inc.	8,222	227
*	Arena Pharmaceuticals, Inc.	19,526	226
*	Thoratec Corp.	15,785	219
	Arrow International, Inc.	6,542	215
*	DJ Orthopedics Inc.	5,800	214
	PolyMedica Corp.	5,812	209
*	Candela Corp.	13,168	209
*^AtheroGenics, Inc.		15,963	208
*	Align Technology, Inc.	28,092	208
*	Conceptus, Inc.	14,997	205
*	Kos Pharmaceuticals, Inc.	5,413	204
	Computer Programs and
	Systems, Inc.	5,000	200
	CNS, Inc.	8,100	198
*	CV Therapeutics, Inc.	14,184	198
	Datascope Corp.	6,414	198
*	Angiodynamics Inc.	7,300	197
*	Cyberonics, Inc.	9,254	197
	Sirona Dental Systems Inc.	4,928	195
*	inVentiv Health, Inc.	6,699	193
*	Onyx Pharmaceuticals, Inc.	11,400	192
*	Nuvelo, Inc.	11,408	190
*	Par Pharmaceutical Cos. Inc.	10,108	187

			Market
			Value•
		Shares	($000)
*	Air Methods Corp.	7,120	186
*	HealthExtras, Inc.	6,100	184
	Invacare Corp.	7,305	182
*	ABIOMED, Inc.	13,975	181
*	Eclipsys Corp.	9,931	180
*	SonoSite, Inc.	4,562	178
*	Regeneron
	Pharmaceuticals, Inc.	13,851	178
*	ARIAD Pharmaceuticals, Inc.	39,365	178
*	Viasys Healthcare Inc.	6,925	177
*	PAREXEL International Corp.	6,038	174
*	Laserscope	5,611	173
*	ArQule, Inc.	30,567	172
*	Keryx
	Biopharmaceuticals, Inc.	12,105	172
	Landauer, Inc.	3,575	171
*	Integra LifeSciences Holdings	4,400	171
*	The TriZetto Group, Inc.	11,453	169
*	Foxhollow Technologies Inc.	6,200	169
*^BioLase Technology, Inc.		19,882	167
*	Gentiva Health Services, Inc.	10,250	164
*	Palomar Medical
	Technologies, Inc.	3,600	164
*	Geron Corp.	23,517	162
*	Alnylam Pharmaceuticals Inc.	10,700	161
*	America Service Group Inc.	10,300	160
*	HMS Holdings Corp.	14,870	159
*	Advanced Magnetics, Inc.	5,273	159
*	Allscripts Healthcare
	Solutions, Inc.	9,046	159
*	ViroPharma Inc.	18,401	159
*	Albany Molecular
	Research, Inc.	14,757	158
*	Wright Medical Group, Inc.	7,518	157
*	Dendreon Corp.	31,783	154
*	American Dental
	Partners, Inc.	10,050	153
*	Dendrite International, Inc.	16,481	152
*	Odyssey Healthcare, Inc.	8,600	151
*	Salix Pharmaceuticals, Ltd.	12,226	150
*	Molina Healthcare Inc.	3,900	148
*	Inverness Medical
	Innovations, Inc.	5,207	147
*	Cepheid, Inc.	15,100	147
*	Momenta
	Pharmaceuticals, Inc.	11,500	146
	Brookdale Senior Living Inc.	3,223	144
*	Bruker BioSciences Corp.	26,841	144
*	Luminex Corp.	8,224	143
*^Aastrom Biosciences, Inc.		107,499	143
*^SurModics, Inc.		3,911	141
*	Cholestech Corp.	10,904	138
*	Acadia Pharmaceuticals Inc.	16,400	138
*	CryoLife Inc.	25,526	138
*^AVI BioPharma, Inc.		35,582	133
*	Accelrys Inc.	18,611	133
*	AVANT
	Immunotherapeutics, Inc.	82,134	132
*	Cross Country
	Healthcare, Inc.	7,243	132
*	Bioveris Corp.	16,114	130
*	Connetics Corp.	11,000	129
*	Penwest Pharmaceuticals Co.	5,880	128
*	Amicas, Inc.	39,590	128
*	Noven Pharmaceuticals, Inc.	7,123	127
*	Bradley Pharmaceuticals, Inc.	12,500	127
*	Cantel Medical Corp.	8,941	127
*	Avigen, Inc.	24,547	127
*	Cardiac Science Corp.	16,105	127
*	CuraGen Corp.	36,248	127
*	Tanox, Inc.	9,094	126
*	Molecular Devices Corp.	4,064	124
*	Abraxis Bioscience, Inc.	5,134	122
*	Alliance Imaging, Inc.	19,051	122
*^Emisphere Technologies, Inc.		14,280	122
*	MannKind Corp.	5,600	119
*	ICU Medical, Inc.	2,800	118
*^Antigenics, Inc.		55,774	118
	Meridian Bioscience Inc.	4,698	117
*	Pharmion Corp.	6,800	116
*	Anika Resh Inc.	11,958	116
*	Neurocrine Biosciences, Inc.	10,870	115
*	Barrier Therapeutics Inc.	17,563	115
*	Progenics
	Pharmaceuticals, Inc.	4,770	115
	Vital Signs, Inc.	2,310	114
*	BioCryst Pharmaceuticals, Inc.	7,759	111
*	Natus Medical Inc.	11,205	111
*	eResearch Technology, Inc.	12,175	111
*	deCODE genetics, Inc.	17,814	110
*^ev3 Inc.		7,231	107
*	Lifecore Biomedical Inc.	6,783	106
*	Isis Pharmaceuticals, Inc.	17,525	106
*	Bioenvision, Inc.	19,842	106
*	OraSure Technologies, Inc.	11,032	105
*	Encysive
	Pharmaceuticals, Inc.	15,114	105
*^Genta Inc.		63,104	103
*^Cell Therapeutics, Inc.		71,851	103
*	Caliper Life Sciences, Inc.	20,709	103
*^New River
	Pharmaceuticals Inc.	3,600	103
*	Cerus Corp.	14,201	101
*	Allied Healthcare
	International Inc.	37,726	101
*	InterMune Inc.	6,125	101
*	Collagenex
	Pharmaceuticals, Inc.	8,300	99
*	Nastech
	Pharmaceutical Co., Inc.	6,285	99
*	Spectranetics Corp.	9,214	99
*	Diversa Corp.	10,126	98

			Market
			Value•
		Shares	($000)
*	Enzo Biochem, Inc.	6,468	98
*	Proxymed Pharmacy, Inc.	13,400	97
*	Res-Care, Inc.	4,800	96
*	BioScrip Inc.	17,841	96
*	Bentley Pharmaceuticals, Inc.	8,700	95
*	HealthTronics
	Surgical Services, Inc.	12,463	95
*	ATS Medical, Inc.	39,339	94
*^Cell Genesys, Inc.		18,648	94
*	Radiation Therapy
	Services, Inc.	3,460	93
*	Merge Technologies, Inc.	7,500	92
*	Bio-Reference
	Laboratories, Inc.	4,228	92
*	Kendle International Inc.	2,475	91
*	Nabi Biopharmaceuticals	15,341	88
*	Savient Pharmaceuticals Inc.	16,641	87
*	BioSphere Medical Inc.	13,700	87
*	Kensey Nash Corp.	2,928	86
*	Acusphere, Inc.	25,000	86
*^Avanir Pharmaceuticals
	Class A	12,250	84
*	Renovis, Inc.	5,371	82
*	Quidel Corp.	8,595	82
*	Cutera, Inc.	4,100	81
*	Matria Healthcare, Inc.	3,756	80
*	Symmetry Medical Inc.	5,200	80
*	Idenix Pharmaceuticals Inc.	8,505	80
*	Aspect Medical Systems, Inc.	4,583	80
*	Orthofix International NV	2,092	80
*	PRA International	3,488	78
*	Horizon Health Corp.	3,700	77
*	DepoMed, Inc.	13,100	77
*	Merit Medical Systems, Inc.	5,531	76
*	Caraco Pharmaceutical
	Laboratories, Ltd.	8,200	75
*	Pain Therapeutics, Inc.	8,756	73
*^Continucare Corp.		24,781	73
	Incyte Corp.	15,748	72
*	Capital Senior Living Corp.	6,840	70
*	Encore Medical Corp.	14,500	70
*	Enzon Pharmaceuticals, Inc.	9,204	69
*	CorVel Corp.	2,727	68
*	Senomyx, Inc.	4,700	68
*	Array BioPharma Inc.	7,800	67
*	Anadys Pharmaceuticals Inc.	22,607	66
*	RehabCare Group, Inc.	3,700	64
*	MedCath Corp.	3,386	64
*	Zoll Medical Corp.	1,941	64
	Option Care, Inc.	5,300	63
*	SFBC International, Inc.	4,150	63
*	Inspire Pharmaceuticals, Inc.	13,527	63
*	Microtek Medical
	Holdings, Inc.	16,454	63
*^Peregrine
	Pharmaceuticals, Inc.	38,828	62
*	Indevus
	Pharmaceuticals, Inc.	10,884	60
*	Columbia Laboratories Inc.	16,989	59
*	Corcept Therapeutics Inc.	14,658	59
*	EPIX Pharmaceuticals, Inc.	13,550	59
*	Lexicon Genetics Inc.	13,379	59
*	Symbion, Inc.	2,800	58
*	Five Star Quality Care, Inc.	5,231	58
*	Monogram Biosciences, Inc.	29,112	58
	Hooper Holmes, Inc.	18,839	57
*	Providence Service Corp.	2,108	57
*	Embrex, Inc.	5,641	57
*	I-Flow Corp.	5,200	56
*	Neogen Corp.	2,880	55
*	Medical Action Industries Inc.	2,400	53
*	Exactech, Inc.	3,836	53
*	Rigel Pharmaceuticals, Inc.	5,400	53
*	VistaCare, Inc.	4,300	52
*^Northfield Laboratories, Inc.		5,200	51
*	Possis Medical Inc.	5,800	51
*	Vivus, Inc.	13,195	51
*	NPS Pharmaceuticals Inc.	10,241	50
	National Healthcare Corp.	1,100	49
*	TriPath Imaging, Inc.	7,346	49
*	CYTOGEN Corp.	19,279	48
*	Regeneration
	Technologies, Inc.	7,530	48
*^ Santarus Inc.		7,196	48
*	Critical Therapeutics, Inc.	13,227	48
*	SuperGen, Inc.	13,105	48
*	Cypress Bioscience, Inc.	7,579	47
*	US Physical Therapy, Inc.	3,172	46
*	Harvard Bioscience, Inc.	10,410	46
*	Maxygen Inc.	5,941	44
*	Trimeris, Inc.	3,826	44
*	Vascular Solutions, Inc.	5,486	43
*	Durect Corp.	11,022	43
*	Nuvasive, Inc.	2,300	42
*	CardioDynamics
	International Corp.	33,043	42
*	Pozen Inc.	5,801	41
*	STAAR Surgical Co.	5,276	41
*	Theragenics Corp.	11,893	41
*	ImmunoGen, Inc.	12,823	40
*	Nutraceutical
	International Corp.	2,605	40
*	ThermoGenesis Corp.	9,400	39
*	XOMA Ltd.	22,254	38
*	Vical, Inc.	6,769	38
*	Rochester Medical Corp.	2,516	37
*	SONUS Pharmaceuticals, Inc.	7,483	37
*	Kosan Biosciences, Inc.	9,200	37
*	National Dentex Corp.	1,569	36
*	PDI, Inc.	2,491	36
*	ADVENTRX
	Pharmaceuticals, Inc.	10,800	34

			Market
			Value•
		Shares	($000)
*	Curis, Inc.	25,211	34
*	Discovery Laboratories, Inc.	16,100	34
*	Rural/Metro Corp.	4,800	34
*	EntreMed, Inc.	20,177	33
*	NeoPharm, Inc.	6,245	33
*	Gene Logic Inc.	24,011	32
*	StemCells, Inc.	15,597	32
*	Aradigm Corp.	23,055	31
*	SRI/Surgical Express, Inc.	4,877	30
*	NitroMed, Inc.	6,287	30
*	Genitope Corp.	4,800	30
*	Hi-Tech Pharmacal Co., Inc.	1,800	30
^Aksys, Ltd.		27,844	28
*	Neurogen Corp.	5,387	28
*	Dexcom Inc.	2,000	27
*	Seattle Genetics, Inc.	5,900	27
*	Osteotech, Inc.	6,701	27
*	SciClone
	Pharmaceuticals, Inc.	11,521	26
*	Axonyx Inc.	30,600	26
*	Oxigene, Inc.	6,615	26
*	Medical Staffing
	Network Holdings, Inc.	5,108	25
*	Third Wave Technologies	8,441	25
*	IRIS International, Inc.	1,900	25
	Psychemedics Corp.	1,405	25
*	Vion Pharmaceuticals, Inc.	16,589	24
*	GTx, Inc.	2,600	24
*	Ista Pharmaceuticals Inc.	3,098	22
*	IntraLase Corp.	1,300	22
*	Vital Images, Inc.	800	20
*	NMT Medical, Inc.	1,956	20
*	Panacos Pharmaceuticals Inc.	3,200	18
*	Immunomedics Inc.	6,502	17
*	Oscient Pharmaceuticals	19,627	17
*	Pharmacyclics, Inc.	4,319	17
*	Nanogen, Inc.	8,742	17
*	Omnicell, Inc.	1,200	17
*	Novavax, Inc.	3,247	16
*	Sangamo BioSciences, Inc.	2,740	16
*	Orchid Cellmark, Inc.	5,504	15
*	Sonic Innovations, Inc.	3,406	15
*	Tercica, Inc.	2,800	15
*	Orthologic Corp.	8,628	14
*	GenVec, Inc.	9,745	14
*	Dyax Corp.	4,479	13
*	Cytokinetics, Inc.	1,971	12
*	Hollis-Eden
	Pharmaceuticals, Inc.	2,584	12
*	Immtech International, Inc.	1,700	12
*	Phase Forward Inc.	1,000	12
*	Micrus Endovascular Corp.	927	11
*	GTC Biotherapeutics, Inc.	7,000	11
*	DOV Pharmaceutical, Inc.	4,600	10
*	Epicept Corp.	3,977	10
*	Rita Medical Systems, Inc.	2,711	9
*	Titan Pharmaceuticals, Inc.	3,895	8
*	PhotoMedex, Inc.	5,274	8
*	La Jolla Pharmaceutical Co.	2,249	8
*	Repligen Corp.	2,700	8
*	Synovis Life Technologies, Inc.	800	8
*	Sequenom, Inc.	4,519	8
*	Insmed Inc.	4,780	8
*	Somanetics Corp.	300	6
*	Pharmacopeia Drug
	Discovery Inc.	1,398	6
*	Neurobiological
	Technologies, Inc.	1,972	5
*	IVAX Diagnostics, Inc.	2,766	5
*	Ciphergen Biosystems, Inc.	4,706	5
*^Aphton Corp.		109,560	5
*	Strategic Diagnostics Inc.	1,531	5
*	PRAECIS Pharmaceuticals, Inc.	1,340	4
	Stratagene Holding Corp.	594	4
*	Matritech Inc.	3,400	4
*	Lipid Sciences, Inc.	2,862	3
*	Threshold Pharmaceuticals, Inc.	800	3
*	Bioject Medical
	Technologies Inc.	1,700	2
*	Biopure Corp. Class A	1,916	2
*	Novoste Corp.	766	2
*	Transgenomic, Inc.	2,841	1
*	Targeted Genetics Corp.	542	1
*	Alteon, Inc.	3,513	1
			543,635
Industrials (11.6%)
	General Electric Co.	3,192,279	105,218
	The Boeing Co.	233,175	19,099
	United Technologies Corp.	295,556	18,744
	3M Co.	219,795	17,753
	Tyco International Ltd.	617,445	16,980
	United Parcel Service, Inc.	198,558	16,347
	Caterpillar, Inc.	205,484	15,304
	Emerson Electric Co.	126,003	10,560
	FedEx Corp.	88,504	10,343
	Honeywell International Inc.	241,926	9,750
	Burlington Northern
	Santa Fe Corp.	114,276	9,056
	Lockheed Martin Corp.	113,763	8,161
	Union Pacific Corp.	77,864	7,238
	Illinois Tool Works, Inc.	146,334	6,951
	General Dynamics Corp.	104,284	6,826
	Norfolk Southern Corp.	126,333	6,723
	Northrop Grumman Corp.	102,132	6,543
	Raytheon Co.	136,753	6,095
	Waste Management, Inc.	167,699	6,017
	Deere & Co.	71,903	6,003
	Cendant Corp.	308,817	5,031
	Danaher Corp.	74,990	4,823
	CSX Corp.	67,327	4,743
	Ingersoll-Rand Co.	100,446	4,297
	PACCAR, Inc.	49,153	4,049

			Market
			Value•
		Shares	($000)
	Masco Corp.	127,530	3,780
	Rockwell Automation, Inc.	51,693	3,722
	Expeditors International
	of Washington, Inc.	65,438	3,665
	Southwest Airlines Co.	222,048	3,635
	Textron, Inc.	35,917	3,311
	Eaton Corp.	42,783	3,226
	Dover Corp.	62,293	3,079
	Rockwell Collins, Inc.	52,848	2,953
	Pitney Bowes, Inc.	69,377	2,865
	Parker Hannifin Corp.	36,727	2,850
	L-3 Communications
	Holdings, Inc.	35,619	2,686
	ITT Industries, Inc.	53,781	2,662
	C.H. Robinson
	Worldwide Inc.	49,318	2,629
	Cooper Industries, Inc.
	Class A	28,129	2,614
	Fluor Corp.	26,853	2,495
	Precision Castparts Corp.	41,098	2,456
	American Standard Cos., Inc.	56,522	2,446
	R.R. Donnelley & Sons Co.	66,611	2,128
	Robert Half International, Inc.	49,872	2,095
	Joy Global Inc.	37,588	1,958
	W.W. Grainger, Inc.	23,421	1,762
	Manpower Inc.	26,971	1,742
	Cummins Inc.	14,244	1,741
	Cintas Corp.	43,775	1,740
	Republic Services, Inc.
	Class A	42,146	1,700
	Fastenal Co.	39,332	1,585
*	AMR Corp.	62,170	1,580
*	Terex Corp.	15,434	1,523
	Avery Dennison Corp.	26,045	1,512
*	Monster Worldwide Inc.	35,155	1,500
	Goodrich Corp.	35,942	1,448
*	The Dun & Bradstreet Corp.	20,544	1,432
*	Jacobs Engineering
	Group Inc.	17,960	1,430
	Equifax, Inc.	39,579	1,359
*	McDermott International, Inc.	29,728	1,352
	Roper Industries Inc.	26,409	1,235
	Aramark Corp. Class B	36,883	1,221
	The Corporate Executive
	Board Co.	12,093	1,212
	SPX Corp.	20,162	1,128
*	ChoicePoint Inc.	26,481	1,106
	Ryder System, Inc.	18,720	1,094
	Oshkosh Truck Corp.	22,639	1,076
	Pall Corp.	38,249	1,071
	American Power
	Conversion Corp.	54,034	1,053
	Ametek, Inc.	21,737	1,030
*	Wesco International, Inc.	14,817	1,022
	Pentair, Inc.	29,565	1,011
	Harsco Corp.	12,846	1,001
*	Flowserve Corp.	17,297	984
*	Thomas & Betts Corp.	18,999	975
	Graco, Inc.	20,962	964
	Con-way, Inc.	15,948	924
	Trinity Industries, Inc.	22,749	919
*	Foster Wheeler Ltd.	20,405	881
	J.B. Hunt Transport
	Services, Inc.	35,344	880
*	Alliant Techsystems, Inc.	11,284	862
	Landstar System, Inc.	18,155	857
	The Brink’s Co.	14,870	839
*	Stericycle, Inc.	12,847	836
	The Manitowoc Co., Inc.	18,692	832
*	Allied Waste Industries, Inc.	72,297	821
	Donaldson Co., Inc.	23,957	811
*	Continental Airlines, Inc.
	Class B	26,618	793
	Laidlaw International Inc.	30,773	775
	The Timken Co.	22,949	769
	IDEX Corp.	16,270	768
	Hubbell Inc. Class B	15,988	762
	Kennametal, Inc.	12,125	755
*	USG Corp.	10,318	752
	Walter Industries, Inc.	12,931	745
*	YRC Worldwide, Inc.	17,608	741
*	AGCO Corp.	27,754	730
	JLG Industries, Inc.	32,356	728
	Carlisle Co., Inc.	9,038	717
*	US Airways Group Inc.	13,886	702
	Lincoln Electric Holdings, Inc.	10,998	689
	MSC Industrial Direct
	Co., Inc. Class A	14,415	686
*	United Rentals, Inc.	21,411	685
*	Shaw Group, Inc.	24,304	676
	GATX Corp.	15,597	663
*	URS Corp.	15,637	657
	HNI Corp.	14,384	652
*	Corrections Corp. of America	12,177	645
*	Covanta Holding Corp.	36,221	639
	Crane Co.	15,048	626
	Teleflex Inc.	11,407	616
*	Gardner Denver Inc.	16,004	616
	Adesa, Inc.	27,625	614
	The Toro Co.	12,769	596
	DRS Technologies, Inc.	12,215	595
*	American
	Commercial Lines Inc.	9,703	585
	Alexander & Baldwin, Inc.	12,911	572
*	Quanta Services, Inc.	32,822	569
*	Armor Holdings, Inc.	10,315	566
*	Genlyte Group, Inc.	7,806	565
*^JetBlue Airways Corp.		45,065	547
*	Copart, Inc.	22,216	546
	Acuity Brands, Inc.	13,967	543
	Herman Miller, Inc.	20,839	537
*	Kansas City Southern	19,270	534

			Market
			Value•
		Shares	($000)
	Brady Corp. Class A	14,470	533
	Wabtec Corp.	14,132	529
*	Kirby Corp.	13,300	525
*	Waste Connections, Inc.	14,158	515
	IKON Office Solutions, Inc.	40,709	513
*	BE Aerospace, Inc.	22,051	504
*	EGL, Inc.	9,990	501
	Briggs & Stratton Corp.	15,902	495
	Lennox International Inc.	18,583	492
	Bucyrus International, Inc.	9,625	486
*	United Stationers, Inc.	9,833	485
	Florida East Coast
	Industries, Inc. Class A	9,178	480
	CLARCOR Inc.	16,069	479
*	Navistar International Corp.	19,402	477
	Washington Group
	International, Inc.	8,947	477
*	EMCOR Group, Inc.	9,800	477
	Granite Construction Co.	10,400	471
	Skywest, Inc.	18,921	469
*	West Corp.	9,767	468
*	PHH Corp.	16,479	454
*	Hexcel Corp.	28,561	449
	Watsco, Inc.	7,465	447
	UTI Worldwide, Inc.	17,632	445
*	General Cable Corp.	12,486	437
*	Swift Transportation Co., Inc.	13,741	436
	Belden CDT Inc.	13,179	436
*	Aviall, Inc.	9,076	431
	Simpson Manufacturing Co.	11,945	431
	Nordson Corp.	8,737	430
*	ESCO Technologies Inc.	8,020	429
	Actuant Corp.	8,553	427
	Albany International Corp.	10,048	426
*	Energy Conversion
	Devices, Inc.	11,657	425
*	AirTran Holdings, Inc.	27,766	413
*	Alaska Air Group, Inc.	10,417	411
*	Genesee & Wyoming Inc.
	Class A	11,500	408
	Regal-Beloit Corp.	9,223	407
*	Ceradyne, Inc.	8,053	399
	Arkansas Best Corp.	7,800	392
*	Labor Ready, Inc.	16,928	383
*	FTI Consulting, Inc.	14,203	380
	Curtiss-Wright Corp.	12,224	377
*	Moog Inc.	11,025	377
	Mueller Industries Inc.	11,352	375
	Forward Air Corp.	9,204	375
	Pacer International, Inc.	11,500	375
	Mine Safety Appliances Co.	9,248	372
	Watson Wyatt & Co.
	Holdings	10,500	369
*	Old Dominion
	Freight Line, Inc.	9,656	363
	John H. Harland Co.	8,340	363
*	Resources Connection, Inc.	14,316	358
	Baldor Electric Co.	11,155	349
*	Dollar Thrifty
	Automotive Group, Inc.	7,742	349
*	NCI Building Systems, Inc.	6,560	349
*	Esterline Technologies Corp.	8,347	347
	Werner Enterprises, Inc.	17,016	345
	Banta Corp.	7,338	340
*	The Advisory Board Co.	6,954	334
*	Acco Brands Corp.	14,769	323
*	AAR Corp.	14,506	322
	Universal Forest Products, Inc.	5,100	320
	Knight Transportation, Inc.	15,680	317
	Kaydon Corp.	8,350	312
*	Teledyne Technologies, Inc.	9,442	309
	Heartland Express, Inc.	17,206	308
	A.O. Smith Corp.	6,500	301
*	Mobile Mini, Inc.	10,246	300
	ABM Industries Inc.	17,272	295
*	Navigant Consulting, Inc.	13,020	295
	G & K Services, Inc. Class A	8,533	293
*	CoStar Group, Inc.	4,745	284
	Applied Industrial
	Technology, Inc.	11,625	283
	NACCO Industries, Inc.
	Class A	2,024	278
	Comfort Systems USA, Inc.	19,345	276
*	Beacon Roofing Supply, Inc.	12,378	272
*	Consolidated Graphics, Inc.	5,121	267
*	Cenveo Inc.	14,825	266
	Deluxe Corp.	15,003	262
*	IHS Inc.-Class A	8,734	259
	Administaff, Inc.	7,104	254
*	Orbital Sciences Corp.	15,451	249
*	School Specialty, Inc.	7,728	246
*	Amerco, Inc.	2,422	244
*	Celadon Group Inc.	11,025	243
*	American Reprographics Co.	6,600	239
*	Tetra Tech, Inc.	13,450	239
	Woodward Governor Co.	7,800	238
	Bowne & Co., Inc.	16,507	236
*	Hub Group, Inc.	9,600	235
*	A.S.V., Inc.	9,927	229
	Barnes Group, Inc.	11,418	228
*	American Science &
	Engineering, Inc.	3,905	226
	CIRCOR International, Inc.	7,399	226
*	Astec Industries, Inc.	6,521	222
*	Korn/Ferry International	11,294	221
	Steelcase Inc.	12,997	214
	Franklin Electric, Inc.	4,138	214
*	FuelCell Energy, Inc.	21,986	211
*	Heidrick & Struggles
	International, Inc.	6,154	208
*	CBIZ Inc.	28,049	208
	CDI Corp.	7,111	206

			Market
			Value•
		Shares	($000)
	UAP Holding Corp.	9,363	204
	Watts Water
	Technologies, Inc.	5,838	196
*	GenCorp, Inc.	12,189	195
	Cubic Corp.	9,899	194
*	Clean Harbors Inc.	4,770	192
	Federal Signal Corp.	12,658	192
*	The Middleby Corp.	2,200	190
*	Griffon Corp.	7,284	190
	Badger Meter, Inc.	7,000	189
*	Marten Transport, Ltd.	8,691	189
*	NCO Group, Inc.	7,140	189
*	Triumph Group, Inc.	3,900	187
*	Republic Airways
	Holdings Inc.	10,900	186
*	Insituform
	Technologies Inc. Class A	8,050	184
*	American
	Superconductor Corp.	20,700	183
*	Teletech Holdings Inc.	14,335	181
*	Casella Waste Systems, Inc.	13,792	181
*	Jacuzzi Brands, Inc.	20,446	180
	Bluelinx Holdings Inc.	13,767	179
	AAON, Inc.	6,940	178
*	Spherion Corp.	19,100	174
*	COMSYS IT Partners Inc.	11,425	173
*	Encore Wire Corp.	4,801	173
	Valmont Industries, Inc.	3,700	172
	Kelly Services, Inc. Class A	6,303	171
	Ameron International Corp.	2,540	170
*	Interline Brands, Inc.	7,265	170
*	EnPro Industries, Inc.	4,950	166
*	Coinstar, Inc.	6,913	165
	McGrath RentCorp	5,916	165
	Apogee Enterprises, Inc.	11,079	163
	Angelica Corp.	9,143	160
*	Infrasource Services Inc.	8,780	160
*^Evergreen Solar, Inc.		12,308	160
	Viad Corp.	5,076	159
	EDO Corp.	6,440	157
*	Hudson Highland Group, Inc.	14,418	156
*	Global Cash Access, Inc.	9,861	154
*	GrafTech International Ltd.	25,628	149
*	On Assignment, Inc.	16,113	148
	C & D Technologies, Inc.	19,632	148
	Rollins, Inc.	7,502	147
	Ampco-Pittsburgh Corp.	5,129	147
*	Cornell Companies, Inc.	9,373	144
	Kaman Corp. Class A	7,800	142
*	Covenant Transport, Inc.	9,200	140
*	Flanders Corp.	13,909	140
	ElkCorp	5,010	139
	Cascade Corp.	3,500	138
	HEICO Corp. Class A	5,796	137
	Freightcar America Inc.	2,455	136
	Ennis, Inc.	6,900	136
*	Sequa Corp. Class A	1,615	132
	Tredegar Corp.	8,144	129
	Healthcare
	Services Group, Inc.	6,100	128
	Wabash National Corp.	8,247	127
	Applied Signal Technology, Inc.	7,400	126
*	AZZ Inc.	4,765	125
*	Axsys Technologies, Inc.	8,262	125
	Standex International Corp.	4,100	124
*	CRA International Inc.	2,724	123
*	SCS Transportation, Inc.	4,383	121
*	Active Power, Inc.	35,518	120
	Raven Industries, Inc.	3,700	117
*	Builders FirstSource, Inc.	5,700	116
	United Industrial Corp.	2,559	116
*	Taser International Inc.	14,435	114
	Horizon Lines Inc.	7,100	114
*^Capstone Turbine Corp.		49,814	114
	LSI Industries Inc.	6,657	113
*	Lydall, Inc.	12,263	113
	Knoll, Inc.	6,147	113
	Alamo Group, Inc.	5,359	113
*	Perini Corp.	5,000	112
*	RailAmerica, Inc.	10,671	112
*	Argon ST, Inc.	4,190	112
*	Medis Technology Ltd.	5,400	110
*	Kforce Inc.	7,031	109
	Quixote Corp.	6,025	109
	Aceto Corp.	15,625	108
*	Electro Rent Corp.	6,690	107
*	M&F Worldwide Corp.	6,622	107
*	Plug Power, Inc.	22,736	106
	American Woodmark Corp.	3,000	105
*	First Consulting Group, Inc.	11,869	105
	The Greenbrier Cos., Inc.	3,200	105
*	NuCo2, Inc.	4,300	103
*	II-VI, Inc.	5,600	102
*	Williams Scotsman
	International Inc.	4,606	101
*	Huttig Building Products, Inc.	11,965	97
*	APAC Teleservices, Inc.	50,219	96
*	Power-One, Inc.	14,341	95
*	International
	Shipholding Corp.	6,939	93
*	Rush Enterprises, Inc.
	Class A	5,100	93
*	Xanser Corp.	18,129	92
*	Essex Corp.	4,899	90
	Lindsay Manufacturing Co.	3,313	90
	Central Parking Corp.	5,602	90
*	Superior Essex Inc.	2,984	89
*	Columbus McKinnon Corp.	4,062	88
*	Exponent, Inc.	5,208	88
*	The Allied
	Defense Group, Inc.	4,000	88
*	Magnatek, Inc.	32,390	87

			Market
			Value•
		Shares	($000)
*^TurboChef Technologies, Inc.		7,857	87
*	SOURCECORP, Inc.	3,505	87
*	Trex Co., Inc.	3,341	86
*	K&F Industries Holdings	4,847	86
*	Commercial Vehicle Group Inc.	4,075	84
*	Layne Christensen Co.	2,956	84
*	Baker (Michael) Corp.	3,800	82
	American Ecology Corp.	3,100	82
*	Geo Group Inc.	2,340	82
*	ABX Air, Inc.	13,503	82
*	Dynamex Inc.	3,700	81
*	Mesa Air Group Inc.	8,147	80
	Vicor Corp.	4,786	79
*	Milacron Inc.	78,313	78
*	Frontier Airlines Holdings, Inc.	10,800	78
*	ExpressJet Holdings, Inc.	11,200	77
*	Central Freight Lines, Inc.	38,327	77
*	MAIR Holdings, Inc.	12,400	77
*	Volt Information Sciences Inc.	1,636	76
*	Sirva Inc.	11,670	76
*	Ladish Co., Inc.	1,900	71
	Lawson Products, Inc.	1,798	71
*	GP Strategies Corp.	8,900	69
*	Ducommun, Inc.	3,635	67
^ Titan International, Inc.		3,587	67
	Gorman-Rupp Co.	2,503	67
*	Advanced Environmental
	Recycling Technologies, Inc.	21,105	66
*	MTC Technologies, Inc.	2,747	65
*	Flow International Corp.	4,600	65
*	Kadant Inc.	2,772	64
*	Kenexa Corp.	2,000	64
*	Park-Ohio Holdings Corp.	3,541	61
*	SITEL Corp.	15,505	61
	Robbins & Myers, Inc.	2,300	60
*	LECG Corp.	3,234	60
*	DiamondCluster
	International, Inc.	7,478	59
*	Distributed Energy
	Systems Corp.	11,250	58
*	Tecumseh Products Co.
	Class A	3,012	58
*	WCA Waste Corp.	6,966	57
*	Learning Tree
	International, Inc.	6,531	57
*	Frozen Food Express
	Industries, Inc.	5,086	56
	Tennant Co.	1,100	55
	Met-Pro Corp.	4,357	55
*	3D Systems Corp.	2,699	54
*	Huron Consulting Group Inc.	1,500	53
*	Miller Industries, Inc.	2,464	51
*	Waste Services, Inc.	5,497	49
*	Pinnacle Airlines Corp.	6,900	49
	L.S. Starrett Co. Class A	3,536	48
*	RBC Bearings Inc.	2,056	47
	The Standard Register Co.	3,900	46
	HEICO Corp.	1,623	46
*	ICT Group, Inc.	1,875	46
*	Paragon Technologies, Inc.	5,170	45
	Sun Hydraulics Corp.	2,132	44
*	Quality Distribution Inc.	3,325	44
*	EnerSys	2,100	44
^ Sea Containers Ltd. Class A		9,000	43
*	TRC Cos., Inc.	3,972	42
*	TAL International Group, Inc.	1,700	41
*^Ionatron Inc.		6,100	39
*	Pike Electric Corp.	2,000	39
*^Valence Technology Inc.		21,538	37
*	Herley Industries Inc.	3,302	37
*	Lamson & Sessions Co.	1,300	37
	Schawk, Inc.	2,100	37
*	Team, Inc.	1,465	37
	Insteel Industries, Inc.	1,400	34
*	Intersections Inc.	2,706	29
*	Global Power
	Equipment Group Inc.	9,215	29
	CompX International Inc.	1,635	29
*	DHB Industries, Inc.	15,100	29
*	Gehl Co.	1,100	28
	Waste Industries USA, Inc.	1,200	27
	Multi-Color Corp.	900	27
*	Wolverine Tube, Inc.	6,618	24
*^Arotech Corp.		10,479	24
*	Willis Lease Finance Corp.	2,195	21
*	Innotrac Corp.	5,950	17
*	Microvision, Inc.	8,200	16
*	Strategic Distribution, Inc.	1,081	15
*	Ultralife Batteries, Inc.	1,480	15
	Dynamic Materials Corp.	400	13
*	UQM Technologies, Inc.	4,600	13
	Synagro Technologies Inc.	3,106	12
	Todd Shipyards Corp.	430	10
*	Nashua Corp.	1,299	9
*	TRM Corp.	1,200	8
*	La Barge, Inc.	600	8
*	Channell Commercial Corp.	2,260	7
*	Spherix Inc.	4,519	7
	Protection One, Inc.	188	3
*	PRG-Schultz
	International, Inc.	5,672	3
*	Catalytica Energy
	Systems, Inc.	1,775	3
*	A.T. Cross Co. Class A	300	2
*	BMC Industries, Inc.	4,603	—
*	DT Industries, Inc.	1,000	—
			519,684
Information Technology (15.0%)
	Microsoft Corp.	2,848,298	66,365
	International Business
	Machines Corp.	480,142	36,885
*	Cisco Systems, Inc.	1,883,760	36,790

			Market
			Value•
		Shares	($000)
	Intel Corp.	1,801,754	34,143
	Hewlett-Packard Co.	866,418	27,448
*	Google Inc.	65,064	27,283
	QUALCOMM Inc.	507,401	20,332
*	Oracle Corp.	1,298,537	18,816
*	Dell Inc.	671,570	16,393
	Motorola, Inc.	761,001	15,334
*	Apple Computer, Inc.	260,090	14,856
	Texas Instruments, Inc.	486,316	14,731
*	Yahoo! Inc.	391,155	12,908
*	Corning, Inc.	473,522	11,454
	First Data Corp.	234,934	10,581
*	eBay Inc.	323,184	9,466
	Automatic Data
	Processing, Inc.	177,756	8,061
*	EMC Corp.	730,224	8,011
	Applied Materials, Inc.	485,963	7,911
*	Adobe Systems, Inc.	184,177	5,592
	Accenture Ltd.	176,992	5,012
*	Symantec Corp.	320,223	4,976
*	Sun Microsystems, Inc.	1,060,012	4,399
*	Agilent Technologies, Inc.	133,494	4,213
*	Broadcom Corp.	136,998	4,117
	Paychex, Inc.	104,743	4,083
*	Network Appliance, Inc.	114,089	4,027
*	Electronic Arts Inc.	93,054	4,005
*	Xerox Corp.	285,463	3,971
	Electronic Data
	Systems Corp.	157,644	3,793
	Seagate Technology	162,722	3,684
	Analog Devices, Inc.	112,152	3,605
*	Advanced Micro
	Devices, Inc.	147,403	3,600
*	Micron Technology, Inc.	222,566	3,352
*	Lucent Technologies, Inc.	1,368,798	3,312
	Maxim Integrated
	Products, Inc.	98,194	3,153
	Linear Technology Corp.	93,793	3,141
*	Marvell Technology
	Group Ltd.	70,375	3,120
*	Intuit, Inc.	51,544	3,113
*	SanDisk Corp.	59,475	3,032
	CA, Inc.	141,604	2,910
*	Cognizant Technology
	Solutions Corp.	43,013	2,898
*	Freescale Semiconductor,
	Inc. Class B	96,457	2,836
*	Computer Sciences Corp.	57,216	2,772
	KLA-Tencor Corp.	61,127	2,541
*	Fiserv, Inc.	54,845	2,488
*	Juniper Networks, Inc.	155,560	2,487
	National
	Semiconductor Corp.	103,652	2,472
*	Autodesk, Inc.	70,690	2,436
	Xilinx, Inc.	105,867	2,398
*	Citrix Systems, Inc.	54,722	2,197
	Microchip Technology, Inc.	65,335	2,192
*	NVIDIA Corp.	99,618	2,121
*	NCR Corp.	55,715	2,041
*	MEMC Electronic
	Materials, Inc.	53,848	2,019
*	LAM Research Corp.	42,924	2,001
*	Altera Corp.	110,084	1,932
*	Flextronics International Ltd.	176,949	1,879
*	Lexmark International, Inc.	33,204	1,854
*	Affiliated Computer
	Services, Inc. Class A	34,002	1,755
*	VeriSign, Inc.	75,513	1,750
*	Tellabs, Inc.	131,124	1,745
	Harris Corp.	41,083	1,705
*	BEA Systems, Inc.	128,504	1,682
*	BMC Software, Inc.	65,216	1,559
	Amphenol Corp.	27,262	1,526
*	Cadence Design
	Systems, Inc.	86,938	1,491
*	Avaya Inc.	129,214	1,476
*	Akamai Technologies, Inc.	39,836	1,442
	Jabil Circuit, Inc.	53,546	1,371
*	Western Digital Corp.	67,229	1,332
*	JDS Uniphase Corp.	513,440	1,299
*	McAfee Inc.	51,036	1,239
*	Alliance Data Systems Corp.	21,041	1,238
*	Comverse Technology, Inc.	61,951	1,225
*	Red Hat, Inc.	52,095	1,219
*	Iron Mountain, Inc.	32,339	1,209
*	Arrow Electronics, Inc.	37,006	1,192
*	CheckFree Corp.	23,842	1,182
*	NAVTEQ Corp.	25,594	1,144
*	Ceridian Corp.	44,884	1,097
*	LSI Logic Corp.	121,204	1,085
	CDW Corp.	19,791	1,082
*	DST Systems, Inc.	16,989	1,011
	Intersil Corp.	43,351	1,008
*	Novellus Systems, Inc.	40,733	1,006
	Global Payments Inc.	20,644	1,002
*	Activision, Inc.	84,794	965
*	Solectron Corp.	279,889	957
*	MasterCard, Inc. Class A	19,600	941
	Molex, Inc. Class A	32,547	935
	Sabre Holdings Corp.	40,444	890
	MoneyGram
	International, Inc.	26,175	889
*	Integrated Device
	Technology Inc.	61,341	870
*	Ciena Corp.	178,124	857
*	Freescale
	Semiconductor, Inc. Class A	29,523	856
	Diebold, Inc.	21,049	855
*	QLogic Corp.	49,436	852
*	International Rectifier Corp.	21,785	851
*	Teradyne, Inc.	60,716	846
	Symbol Technologies, Inc.	77,752	839

			Market
			Value•
		Shares	($000)
*	Convergys Corp.	42,927	837
*	Synopsys, Inc.	43,795	822
*	Vishay Intertechnology, Inc.	51,988	818
*	Avnet, Inc.	40,409	809
*	Agere Systems Inc.	54,875	807
*	Novell, Inc.	118,888	788
*	Compuware Corp.	117,305	786
*	Mettler-Toledo
	International Inc.	12,707	770
*	Ingram Micro, Inc. Class A	42,342	768
*	Sanmina-SCI Corp.	163,011	750
*	Trimble Navigation Ltd.	16,683	745
*	Atmel Corp.	134,088	744
	Tektronix, Inc.	25,004	736
	Fidelity National
	Information Services, Inc.	20,536	727
	Fair Isaac, Inc.	19,973	725
*	Zebra Technologies Corp.
	Class A	20,620	704
*	Fairchild Semiconductor
	International, Inc.	37,271	677
*	Tech Data Corp.	17,317	663
*	Unisys Corp.	104,863	659
*	F5 Networks, Inc.	12,303	658
*	salesforce.com, Inc.	23,776	634
	Acxiom Corp.	25,288	632
*	3Com Corp.	119,832	614
*	Cypress
	Semiconductor Corp.	42,060	612
*	ADC
	Telecommunications, Inc.	36,022	607
*	RSA Security Inc.	22,213	604
*	Rambus Inc.	26,299	600
*	PMC Sierra Inc.	63,159	594
*	FormFactor Inc.	13,264	592
*	Interdigital
	Communications Corp.	16,900	590
	Reynolds & Reynolds
	Class A	19,201	589
*	Polycom, Inc.	26,678	585
*	Varian Semiconductor
	Equipment Associates, Inc.	17,590	574
*	Cree, Inc.	23,675	563
*	CommScope, Inc.	17,428	548
*	Cymer, Inc.	11,734	545
*	CACI International, Inc.	9,276	541
*	Sybase, Inc.	27,715	538
*	MICROS Systems, Inc.	12,199	533
*	Brocade Communications
	Systems, Inc.	83,680	514
*	Silicon Laboratories Inc.	14,456	508
*	BISYS Group, Inc.	37,020	507
*	Hyperion Solutions Corp.	18,365	507
*	Microsemi Corp.	20,421	498
*	Digital River, Inc.	12,310	497
*	aQuantive, Inc.	19,595	496
	Anixter International Inc.	10,280	488
*	ANSYS, Inc.	10,152	485
*	MPS Group, Inc.	32,117	484
*	Transaction Systems
	Architects, Inc.	11,572	482
	ADTRAN Inc.	21,349	479
*	BearingPoint, Inc.	56,340	472
	National Instruments Corp.	17,178	471
	Jack Henry & Associates Inc.	23,861	469
*	Plexus Corp.	13,700	469
*	Benchmark Electronics, Inc.	19,365	467
*	j2 Global
	Communications, Inc.	14,792	462
	FactSet Research
	Systems Inc.	9,746	461
*	Itron, Inc.	7,722	458
*	Palm, Inc.	28,224	454
*	FLIR Systems, Inc.	20,406	450
*	Foundry Networks, Inc.	42,053	448
	Imation Corp.	10,822	444
*	Arris Group Inc.	33,355	438
*	Andrew Corp.	49,287	437
*	Parametric Technology Corp.	34,340	436
*	THQ Inc.	19,641	424
*	Emulex Corp.	26,039	424
*	TIBCO Software Inc.	58,657	414
*	Nuance Communications, Inc.	41,051	413
*	Avid Technology, Inc.	12,380	413
*	WebEx Communications, Inc.	11,529	410
*	ValueClick, Inc.	26,553	408
*	SiRF Technology Holdings, Inc.	12,634	407
*	Avocent Corp.	15,367	403
*	Komag, Inc.	8,724	403
*	Perot Systems Corp.	27,814	403
*	Tessera Technologies, Inc.	14,386	396
*	SRA International, Inc.	14,673	391
*	Digital Insight Corp.	11,301	388
*	Equinix, Inc.	7,002	384
*	Hewitt Associates, Inc.	17,022	383
*	VeriFone Holdings, Inc.	12,533	382
*	Euronet Worldwide, Inc.	9,600	368
*	RealNetworks, Inc.	34,406	368
*	Global Imaging Systems, Inc.	8,900	367
*	Electronics for Imaging, Inc.	17,493	365
*	Conexant Systems, Inc.	145,828	365
*	EarthLink, Inc.	42,033	364
*	Zoran Corp.	14,930	363
*	Kronos, Inc.	10,017	363
*	ATMI, Inc.	14,720	362
	Cognex Corp.	13,725	357
*	Intermec, Inc.	15,565	357
*	FileNet Corp.	13,228	356
	Molex, Inc.	10,593	356
*	Wright Express Corp.	12,327	354
*	CNET Networks, Inc.	43,758	349
*	RF Micro Devices, Inc.	58,208	348

			Market
			Value•
		Shares	($000)
*	Sonus Networks, Inc.	70,138	347
*	Informatica Corp.	26,377	347
*	Advent Software, Inc.	9,534	344
*	OmniVision Technologies, Inc.	16,200	342
*	Rackable Systems Inc.	8,600	340
*	Macrovision Corp.	15,734	339
*	Openwave Systems Inc.	29,268	338
	Daktronics, Inc.	11,600	335
*	eFunds Corp.	14,999	331
*	Checkpoint Systems, Inc.	14,810	329
*	CSG Systems
	International, Inc.	13,245	328
	Plantronics, Inc.	14,561	323
*	Semtech Corp.	22,369	323
*	Coherent, Inc.	9,576	323
*	Digitas Inc.	27,738	322
*	DSP Group Inc.	12,953	322
*	Applied Micro Circuits Corp.	117,443	321
*	Brooks Automation, Inc.	27,052	319
*	Redback Networks Inc.	17,140	314
*	Websense, Inc.	15,056	309
*	Entegris Inc.	32,350	308
*	Advanced Digital
	Information Corp.	25,531	300
*	MicroStrategy Inc.	3,043	297
*	Amkor Technology, Inc.	31,232	295
*	Mentor Graphics Corp.	22,700	295
*	Cabot Microelectronics Corp.	9,721	295
*	Aeroflex, Inc.	25,017	292
*	Quest Software, Inc.	20,480	288
*	Insight Enterprises, Inc.	14,991	286
*	Intergraph Corp.	9,047	285
	Gevity HR, Inc.	10,634	282
*	Progress Software Corp.	11,663	273
*	Finisar Corp.	83,438	273
*	Littelfuse, Inc.	7,882	271
	Agilysys, Inc.	14,991	270
	Black Box Corp.	6,853	263
*	Paxar Corp.	12,700	261
*	Powerwave Technologies, Inc.	28,607	261
*	Trident Microsystems, Inc.	13,700	260
*	Skyworks Solutions, Inc.	46,464	256
	CTS Corp.	17,008	253
*	Aspen Technologies, Inc.	19,301	253
*	Opsware, Inc.	30,662	253
	MTS Systems Corp.	6,300	249
*	Dycom Industries, Inc.	11,639	248
*	Rofin-Sinar Technologies Inc.	4,300	247
*	Cirrus Logic, Inc.	30,205	246
*	Gartner, Inc. Class A	17,191	244
*	Axcelis Technologies, Inc.	41,178	243
*	Diodes Inc.	5,850	242
*	Lawson Softward, Inc.	35,300	237
*	Ariba, Inc.	28,432	234
*^Take-Two Interactive
	Software, Inc.	21,699	231
	Technitrol, Inc.	9,935	230
*	Advanced Energy
	Industries, Inc.	17,359	230
*	NETGEAR, Inc.	10,500	227
*	FEI Co.	9,970	226
*	HomeStore, Inc.	40,953	224
*	KEMET Corp.	23,999	221
*	Applied Films Corp.	7,700	219
*	Acacia Research–
	Acacia Technologies	15,400	217
	AVX Corp.	13,705	216
*	Keane, Inc.	17,054	213
*	Identix, Inc.	30,488	213
*	Comtech
	Telecommunications Corp.	7,250	212
*	Rogers Corp.	3,755	212
*	ON Semiconductor Corp.	35,410	208
*	Actel Corp.	14,500	208
*	Brightpoint, Inc.	15,344	207
*	eCollege.com Inc.	9,794	207
*	UTStarcom, Inc.	26,387	206
*	Anaren, Inc.	10,014	205
*	ADE Corp.	6,300	205
*	Silicon Image, Inc.	18,855	203
*	Sycamore Networks, Inc.	49,628	201
*	Agile Software Corp.	31,234	198
	United Online, Inc.	16,441	197
*	Wind River Systems Inc.	21,807	194
*	Art Technology Group, Inc.	65,023	194
*	Internet Security
	Systems, Inc.	10,272	194
*	Lattice Semiconductor Corp.	31,245	193
*	Micrel, Inc.	18,935	190
*	DTS Inc.	9,700	189
*	ANADIGICS, Inc.	28,006	188
*	Ansoft Corp.	9,178	188
*	ScanSource, Inc.	6,400	188
*	Altiris, Inc.	10,398	188
*	ManTech International Corp.	5,900	182
	Total System Services, Inc.	9,370	180
*	Epicor Software Corp.	17,097	180
*	InfoSpace, Inc.	7,889	179
*	Jupitermedia Corp.	13,606	177
*	Asyst Technologies, Inc.	23,438	176
*	Tekelec	14,000	173
*	CMGI Inc.	142,802	173
	Blackbaud, Inc.	7,600	173
*	McDATA Corp. Class A	41,948	171
	Inter-Tel, Inc.	8,114	171
*	Extreme Networks, Inc.	40,524	169
	TheStreet.com, Inc.	13,142	168
*	Manhattan Associates, Inc.	8,284	168
*	Cogent Inc.	10,904	164
*	Witness Systems, Inc.	8,106	163
*^Avanex Corp.		92,631	163
*	MKS Instruments, Inc.	8,081	163

			Market
			Value•
		Shares	($000)
*	EMCORE Corp.	16,792	161
*	JDA Software Group, Inc.	11,360	159
*	Borland Software Corp.	29,921	158
	Talx Corp.	7,207	158
*	Forrester Research, Inc.	5,538	155
*	Actuate Software Corp.	38,265	155
*	Carrier Access Corp.	18,654	154
*	Quantum Corp.	58,800	154
*	Internet Capital Group Inc.	17,066	154
*	ActivIdentity Corp.	33,380	152
*	Dolby Laboratories Inc.	6,529	152
*	Newport Corp.	9,356	151
*	Autobytel Inc.	42,641	151
*	Ciber, Inc.	22,826	150
*	Spansion Inc. Class A	9,425	150
*	NetIQ Corp.	12,320	150
*	Interwoven Inc.	17,402	149
*	SonicWALL, Inc.	16,598	149
*	Internap Network
	Services Corp.	142,092	149
*	Veeco Instruments, Inc.	6,254	148
	Quality Systems, Inc.	4,004	147
*	Electro Scientific
	Industries, Inc.	8,159	147
*	ViaSat, Inc.	5,700	146
*	CyberSource Corp.	12,474	146
*	Blackboard Inc.	5,024	145
*	Verint Systems Inc.	4,975	145
*	SI International Inc.	4,700	144
*	Hutchinson Technology, Inc.	6,616	143
*	AMIS Holdings Inc.	14,300	143
*	eSPEED, Inc. Class A	17,156	143
*	Gateway, Inc.	74,779	142
	Park Electrochemical Corp.	5,500	142
*	Power Integrations, Inc.	8,015	140
*	Gerber Scientific, Inc.	10,721	139
*	C-COR Inc.	17,945	139
*	webMethods, Inc.	14,032	138
*	Atheros Communications	7,018	133
*	Aware, Inc.	23,273	132
*	TTM Technologies, Inc.	9,134	132
*	Adaptec, Inc.	30,064	130
*	TriQuint Semiconductor, Inc.	29,226	130
*	Photronics Inc.	8,791	130
*	Computer Horizons Corp.	27,519	130
*	Covansys Corp.	10,208	128
*	Entrust, Inc.	37,557	128
*^Applied Digital
	Solutions, Inc.	67,288	127
*	SafeNet, Inc.	7,123	126
*	Stratasys, Inc.	4,250	125
*	Kopin Corp.	34,126	123
*	Exar Corp.	9,077	120
*	SPSS, Inc.	3,731	120
*	Marchex, Inc.	7,260	119
*	Calamp Corp.	13,369	119
*	Synaptics Inc.	5,540	119
	Integral Systems, Inc.	4,399	118
*	NetRatings, Inc.	8,486	118
*	Concur Technologies, Inc.	7,567	117
*	Web.com, Inc.	19,553	117
*	Tyler Technologies, Inc.	10,366	116
*	Chordiant Software, Inc.	38,251	116
	Cohu, Inc.	6,604	116
	infoUSA Inc.	11,216	116
*	Nu Horizons
	Electronics Corp.	11,954	115
*	PLX Technology, Inc.	9,400	115
*	24/7 Real Media, Inc.	12,987	114
*	Mastec Inc.	8,611	114
*	Harmonic, Inc.	25,233	113
*	Answerthink
	Consulting Group, Inc.	27,821	112
*	OSI Systems Inc.	6,300	112
*	AuthentiDate Holding Corp.	42,176	112
*	Leadis Technology Inc.	20,100	111
*	Bell Microproducts Inc.	20,268	110
	MAXIMUS, Inc.	4,698	109
*	Online Resources Corp.	10,489	108
*	Alliance
	Semiconductor Corp.	40,010	108
*	Open Solutions Inc.	4,068	108
*	Advanced Analogic
	Technologies, Inc.	10,200	107
*	Callidus Software Inc.	20,235	107
*	Fargo Electronics	4,200	107
*	Sykes Enterprises, Inc.	6,596	107
*	Hypercom Corp.	11,400	107
*	Computer Task Group, Inc.	21,312	107
*	Integrated Silicon
	Solution, Inc.	19,091	105
*	Kulicke & Soffa
	Industries, Inc.	13,995	104
*	Rudolph Technologies, Inc.	7,128	103
*	KVH Industries, Inc.	8,836	103
*	Cray, Inc.	10,250	102
*	S1 Corp.	21,043	101
*	Echelon Corp.	13,451	101
*	Dot Hill Systems Corp.	29,414	101
*	SYNNEX Corp.	5,300	100
*	Corillian Corp.	33,591	100
*	Presstek, Inc.	10,773	100
*	California Micro
	Devices Corp.	25,000	100
*	Lionbridge Technologies, Inc.	18,069	100
*	Hifn, Inc.	16,100	99
*	TNS Inc.	4,800	99
*	Genesis Microchip Inc.	8,566	99
*	Standard Microsystem Corp.	4,536	99
*	FSI International, Inc.	14,198	98
*	Packeteer, Inc.	8,467	96

			Market
			Value•
		Shares	($000)
	Methode Electronics, Inc.
	Class A	9,104	96
*	NIC Inc.	13,231	96
*	RadiSys Corp.	4,356	96
*	MapInfo Corp.	7,294	95
*	Silicon Storage
	Technology, Inc.	23,390	95
*	Safeguard Scientifics, Inc.	43,755	95
*	Sapient Corp.	17,787	94
*	MRO Software Inc.	4,696	94
*	Mercury Computer
	Systems, Inc.	6,121	94
*	Mattson Technology, Inc.	9,600	94
*^Mindspeed Technologies, Inc.		38,666	93
*	LTX Corp.	13,244	93
*	Measurement Specialties, Inc.	4,099	91
*	Vignette Corp.	6,116	89
*	Ceva, Inc.	15,207	88
*	Zygo Corp.	5,286	87
*	Interactive Intelligence Inc.	6,107	86
*	Oplink Communications, Inc.	4,698	86
*	Sonic Solutions, Inc.	5,200	86
	Bel Fuse, Inc. Class B	2,600	85
*	MRV Communications Inc.	27,246	85
*	Universal Display Corp.	6,255	83
*	LoJack Corp.	4,400	83
*	Secure Computing Corp.	9,490	82
*^Airspan Networks Inc.		32,200	80
*	American Technology Corp.	29,960	80
*	Supertex, Inc.	2,000	80
*	Catapult
	Communications Corp.	7,184	78
*	MIPS Technologies, Inc.	12,883	78
*	Digi International, Inc.	6,221	78
*	Concurrent Computer Corp.	29,854	78
	Syntel, Inc.	3,747	77
*	Excel Technology, Inc.	2,500	75
*	Neoware Systems, Inc.	6,070	75
*	Ixia	8,267	74
*^Convera Corp.		10,871	73
*	The Ultimate Software
	Group, Inc.	3,800	73
*	Novatel Wireless, Inc.	7,001	73
*	Stratex Networks, Inc.	21,362	72
*	Sirenza Microdevices, Inc.	5,904	72
*	Ultratech, Inc.	4,548	72
*	EMS Technologies, Inc.	3,931	71
*	Bankrate, Inc.	1,869	71
*	Blue Coat Systems, Inc.	4,178	70
*	TranSwitch Corp.	33,277	70
*	Transmeta Corp.	42,916	70
*	IXYS Corp.	7,158	69
*	Atari, Inc.	120,487	69
*	Symmetricom Inc.	9,619	68
*	Bottomline
	Technologies, Inc.	8,300	68
*	Indus International, Inc.	23,300	67
*	Heartland
	Payment Systems, Inc.	2,343	65
*	Immersion Corp.	10,900	64
*	InterVoice, Inc.	8,855	63
*	CyberOptics Corp.	4,800	62
*	Embarcadero
	Technologies, Inc.	10,111	62
*	COMARCO, Inc.	6,117	61
*	Intevac, Inc.	2,800	61
*	PDF Solutions, Inc.	4,852	60
*	Multi-Fineline Electronix, Inc.	1,800	60
*	SupportSoft, Inc.	15,101	59
*	Credence Systems Corp.	16,865	59
*	Sigma Designs, Inc.	6,185	58
*	Merix Corp.	5,310	58
*	Color Kinetics Inc.	3,075	58
*	Ditech Networks Inc.	6,629	58
*	Captaris Inc.	12,230	57
*	Netlogic Microsystems Inc.	1,757	57
*	EPIQ Systems, Inc.	3,400	57
*	Micro Linear Corp.	23,344	56
	Startek, Inc.	3,746	56
	Stellent Inc.	5,832	56
*	Lasercard Corp.	4,247	56
*	Kanbay International Inc.	3,799	55
*	Magma Design
	Automation, Inc.	7,400	54
*	Infocrossing, Inc.	4,700	54
*	Digital Angel Corp.	17,400	54
*	Pericom Semiconductor Corp.	6,480	54
*	Glenayre Technologies, Inc.	20,365	54
*	FalconStor Software, Inc.	7,641	53
	X-Rite Inc.	4,835	53
*	Digimarc Corp.	8,600	53
*	Radiant Systems, Inc.	5,007	53
*	Carreker Corp.	7,400	53
*	PC-Tel, Inc.	6,138	52
	Keithley Instruments Inc.	4,065	52
*	Manugistics Group, Inc.	20,431	51
*	PortalPlayer Inc.	5,200	51
*	Lantronix, Inc.	23,175	51
*	ESS Technology, Inc.	23,275	50
*	Zhone Technologies	24,375	50
*	iGATE Corp.	7,780	50
*	NMS Communications Corp.	13,721	50
*	Analysts International Corp.	24,606	49
*	FARO Technologies, Inc.	2,868	49
*	Centillium
	Communications, Inc.	17,248	48
*	Ulticom, Inc.	4,597	48
*	Iomega Corp.	17,476	48
	Woodhead Industries, Inc.	2,500	48
*	Photon Dynamics, Inc.	3,813	48
*	QuickLogic Corp.	9,638	47
*	Keynote Systems Inc.	4,525	47

			Market
			Value•
		Shares	($000)
*	Saba Software, Inc.	8,210	45
*	Planar Systems, Inc.	3,723	45
*	SeaChange International, Inc.	6,365	44
*	OPNET Technologies, Inc.	3,412	44
*	Metrologic Instruments, Inc.	2,916	44
*	VA Software Corp.	10,639	41
	Bel Fuse, Inc. Class A	1,477	40
*^ParkerVision, Inc.		4,402	40
*	LookSmart, Ltd.	11,232	36
*	InFocus Corp.	12,451	36
*	Applied Innovation Inc.	9,618	36
*	Hittite Microwave Corp.	982	36
*	Monolithic Power Systems	3,000	35
*	Interlink Electronics Inc.	11,331	35
*	RAE Systems, Inc.	8,627	35
*	iPass Inc.	6,100	34
*	PLATO Learning, Inc.	5,472	34
	SpectraLink Corp.	3,700	33
*	InterVideo Inc.	3,276	32
*	SigmaTel Inc.	7,656	31
*	Cherokee International Corp.	8,102	31
*	Endwave Corp.	2,512	31
*	Tollgrade
	Communications, Inc.	3,209	31
	QAD Inc.	3,999	31
*	Dynamics Research Corp.	2,261	31
*	Tumbleweed
	Communications Corp.	10,736	31
*	TechTeam Global, Inc.	3,342	31
*	Pemstar Inc.	8,910	30
*	Virage Logic Corp.	3,199	30
*	Phoenix Technologies Ltd.	6,170	30
*	Mechanical Technology Inc.	11,586	29
*	Edgewater Technology, Inc.	4,077	28
*	Pixelworks, Inc.	10,182	28
	Pegasystems Inc.	4,288	28
*	Miva Inc.	6,761	27
	Renaissance Learning, Inc.	2,013	27
*	ONYX Software Corp.	5,245	26
*	Napster, Inc.	8,388	26
*	MetaSolv, Inc.	9,111	26
*	Nanometrics Inc.	2,500	25
*	Westell Technologies, Inc.	10,801	24
*	Lightbridge, Inc.	1,800	23
*	PAR Technology Corp.	1,800	23
	Allen Organ Co.	283	22
*	Tier Technologies, Inc.	3,499	22
*	Selectica, Inc.	8,094	20
*	OpenTV Corp.	5,200	20
*	SAVVIS, Inc.	676	20
*	MTI Technology Corp.	16,309	19
*^IPIX Corp.		21,560	19
*	Volterra Semiconductor Corp.	1,100	17
*	SM&A Corp.	2,694	16
*	MoSys, Inc.	2,064	16
*	White Electronic Designs Corp.	3,020	15
*	Network Engines, Inc.	7,961	15
*	Network Equipment
	Technologies, Inc.	4,707	15
*	Sumtotal Systems Inc.	2,241	14
*	Docucorp International, Inc.	1,847	14
*	Optical Communication
	Products, Inc.	6,429	13
*	Superconductor
	Technologies Inc.	6,294	13
*	SCM Microsystems, Inc.	4,207	13
*	Mobius
	Management Systems, Inc.	2,203	13
*	WatchGuard Technologies, Inc.	2,792	11
*	Viewpoint Corp.	6,086	11
*	Vitria Technology, Inc.	3,573	10
*	BSQUARE Corp.	4,449	10
*	Bookham, Inc.	2,900	10
*	Research Frontiers, Inc.	1,800	9
*	On2 Technologies, Inc.	13,293	9
*	DDi Corp.	1,096	9
*	Intraware, Inc.	1,410	9
*	Quovadx, Inc.	3,315	9
*	Avici Systems Inc.	1,376	8
*	WJ Communications, Inc.	5,246	8
*	ePlus Inc.	683	8
*	NetScout Systems, Inc.	769	7
*	Viisage Technology, Inc.	440	7
*	The SCO Group, Inc.	1,605	7
*	Zomax Inc.	4,267	7
*	Management
	Network Group Inc.	2,896	6
*	Ramtron International Corp.	3,117	6
*	Tut Systems, Inc.	2,266	5
*	Sunrise Telecom Inc.	2,405	5
*	Telular Corp.	2,339	4
*	Wave Systems Corp.	6,508	4
*	Inforte Corp.	907	4
*^SpatiaLight, Inc.		1,845	4
*	Zix Corp.	4,904	4
*	Therma-Wave Inc.	3,032	4
*	Perficient, Inc.	300	4
*	Technology Solutions Co.	391	4
*	SAFLINK Corp.	9,224	3
	Wireless Telecom Group, Inc.	1,279	3
*	PC Connection, Inc.	550	3
*	Loudeye Corp.	1,366	3
*	Somera Communications, Inc.	503	2
*	Verso Technologies, Inc.	1,918	2
*	Cosine Communications, Inc.	623	2
*	Rainmaker Systems, Inc.	198	1
*	GSE Systems, Inc.	84	—
*	Direct Insite Corp.	73	—
*	Media 100 Inc.	1,614	—
			671,521

				Market
				Value•
		Shares		($000)
Materials (3.3%)
	E.I. du Pont de
	Nemours & Co.	281,757	11,721
	Dow Chemical Co.	296,333	11,566
	Alcoa Inc.	267,078	8,643
	Newmont Mining Corp.
	(Holding Co.)	137,475	7,277
	Monsanto Co.	82,546		6,950
	Praxair, Inc.	98,915	5,341
	Nucor Corp.	95,470	5,179
	Phelps Dodge Corp.	62,376	5,125
	Weyerhaeuser Co.	74,571	4,642
	International Paper Co.	143,485	4,635
	Air Products &
	Chemicals, Inc.	68,231	4,361
	PPG Industries, Inc.	50,820	3,354
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	57,327	3,176
	Vulcan Materials Co.	30,789	2,402
	Ecolab, Inc.	58,205	2,362
	United States Steel Corp.	33,378	2,340
	Rohm & Haas Co.	44,480	2,229
	Allegheny Technologies Inc.	25,913	1,794
	MeadWestvaco Corp.	55,630	1,554
	Lyondell Chemical Co.	68,157	1,544
	Sigma-Aldrich Corp.	20,625	1,498
	Temple-Inland Inc.	34,100	1,462
	Eastman Chemical Co.	25,010	1,351
	Ashland, Inc.	19,733	1,316
	Sealed Air Corp.	24,947	1,299
	Martin Marietta
	Materials, Inc.	14,069	1,282
	Ball Corp.	30,409	1,126
*	Pactiv Corp.	43,611	1,079
	Bemis Co., Inc.	32,198	986
	Sonoco Products Co.	28,779	911
	Steel Dynamics, Inc.	13,478	886
*	Titanium Metals Corp.	24,852	854
*	Smurfit-Stone
	Container Corp.	77,870	852
	Carpenter Technology Corp.	7,375	852
	Lubrizol Corp.	20,945	835
	International Flavors &
	Fragrances, Inc.	23,655	834
*	Crown Holdings, Inc.	51,158	797
	Airgas, Inc.	21,356	796
	Commercial Metals Co.	30,910	794
*	Owens-Illinois, Inc.	46,924	786
	Valspar Corp.	29,446	778
	Reliance Steel &
	Aluminum Co.	9,262	768
	Florida Rock Industries, Inc.	15,135	752
	Eagle Materials, Inc.	15,484	735
	FMC Corp.	11,320	729
	Louisiana-Pacific Corp.	32,536	713
	Celanese Corp. Series A	34,084	696
	Chemtura Corp.	73,524	687
	Cytec Industries, Inc.	12,131	651
	RPM International, Inc.	36,081	649
*	The Mosaic Co.	41,188	645
	Cabot Corp.	18,426	636
	Scotts Miracle-Gro Co.	14,646	620
	Albemarle Corp.	12,452	596
*	Nalco Holding Co.	32,835	579
*	Oregon Steel Mills, Inc.	11,088	562
	Packaging Corp. of America	25,467	561
	Cleveland-Cliffs Inc.	6,821	541
	AptarGroup Inc.	10,837	538
*	Huntsman Corp.	30,633	531
*	Chaparral Steel Co.	7,084	510
*	Hercules, Inc.	32,880	502
	Quanex Corp.	11,566	498
*	AK Steel Corp.	34,090	471
	Worthington Industries, Inc.	21,918	459
*	Aleris International Inc.	9,167	420
*	Coeur d’Alene Mines Corp.	84,473	406
	Olin Corp.	22,525	404
	Bowater Inc.	17,521	399
*	RTI International Metals, Inc.	7,100	396
	H.B. Fuller Co.	9,063	395
	Texas Industries, Inc.	7,103	377
*	Headwaters Inc.	13,591	347
	Arch Chemicals, Inc.	9,488	342
*	Century Aluminum Co.	8,948	319
	Minerals Technologies, Inc.	6,085	316
	NewMarket Corp.	6,029	296
	AMCOL International Corp.	10,408	274
	Silgan Holdings, Inc.	6,972	258
	Spartech Corp.	11,058	250
*	W.R. Grace & Co.	20,762	243
*	Hecla Mining Co.	45,786	240
	Ferro Corp.	14,907	238
*	Apex Silver Mines Ltd.	15,700	236
	Greif Inc. Class A	3,119	234
	Glatfelter	14,330	227
	Sensient Technologies Corp.	10,412	218
	Ryerson Tull, Inc.	7,830	211
*	Brush Engineered
	Materials Inc.	10,122	211
	Georgia Gulf Corp.	8,038	201
	MacDermid, Inc.	6,944	200
*	OM Group, Inc.	6,420	198
*	PolyOne Corp.	22,494	197
	Schnitzer Steel
	Industries, Inc. Class A	5,475	194
	Compass Minerals
	International	7,700	192
	Deltic Timber Corp.	3,300	186
*	Terra Industries, Inc.	28,469	181
	Metal Management, Inc.	5,900	181
*	Symyx Technologies, Inc.	7,468	180

			Market
			Value•
		Shares	($000)
	Wausau Paper Corp.	14,290	178
	Chesapeake Corp. of Virginia	10,787	177
*	Graphic Packaging Corp.	45,763	173
	American Vanguard Corp.	11,166	173
	Gibraltar Industries Inc.	5,850	170
	Royal Gold, Inc.	6,000	167
	A.M. Castle & Co.	4,895	158
*	Stillwater Mining Co.	12,066	153
*^Altair Nanotechnology		48,600	150
	Calgon Carbon Corp.	24,197	147
*	Buckeye Technology, Inc.	18,999	145
	CF Industries Holdings, Inc.	10,167	145
	Neenah Paper Inc.	4,600	140
*	Wheeling-Pittsburgh Corp.	6,908	137
	A. Schulman Inc.	5,983	137
*	Nonophase
	Technologies Corp.	18,560	134
	Quaker Chemical Corp.	6,924	129
	Myers Industries, Inc.	7,064	121
	Rock-Tenn Co.	7,600	121
*	U.S. Concrete, Inc.	10,300	114
*	Pioneer Cos., Inc.	4,123	112
*	Omnova Solutions Inc.	19,003	108
*	Rockwood Holdings, Inc.	4,559	105
*	Caraustar Industries, Inc.	11,595	104
	NL Industries, Inc.	8,908	96
	Westlake Chemical Corp.	3,199	95
	Schweitzer-Mauduit
	International, Inc.	3,864	84
	Tronox Inc. Class B	6,275	83
*	Material Sciences Corp.	8,073	73
	Stepan Co.	2,280	72
*	Zoltek Cos., Inc.	2,196	66
	NN, Inc.	5,100	63
	Steel Technologies, Inc.	2,700	52
	Innospec, Inc.	1,984	50
	Summa Industries	4,500	44
	Balchem Corp.	1,900	43
	Wellman, Inc.	10,463	42
*	Lesco, Inc.	2,600	40
*	Northwest Pipe Co.	1,551	39
	Hawkins, Inc.	2,400	34
	Penford Corp.	1,936	33
*	Maxxam Inc.	490	14
*	Eden Bioscience Corp.	3,340	6
*	Webco Industries, Inc.	40	3
			145,795
Telecommunication Services (3.0%)
	AT&T Inc.	1,188,239	33,140
	Verizon
	Communications Inc.	897,520	30,058
	BellSouth Corp.	550,747	19,937
	Sprint Nextel Corp.	873,135	17,454
	Alltel Corp.	111,592	7,123
*	American Tower Corp.
	Class A	126,672	3,942
*	Qwest Communications
	International Inc.	486,877	3,939
*	NII Holdings Inc.	42,014	2,369
*	Crown Castle
	International Corp.	66,100	2,283
*	Embarq Corp.	43,071	1,765
	CenturyTel, Inc.	37,831	1,405
	Citizens
	Communications Co.	100,602	1,313
*	Level 3
	Communications, Inc.	290,879	1,292
	Telephone & Data
	Systems, Inc.	27,416	1,135
*	SBA Communications Corp.	26,860	702
*	Leap Wireless
	International, Inc.	14,143	671
*	NeuStar, Inc. Class A	14,861	502
	PanAmSat Holding Corp.	16,982	424
*	Dobson
	Communications Corp.	46,109	356
*	Time Warner Telecom Inc.	21,154	314
*	Broadwing Corp.	29,075	301
*	Cincinnati Bell Inc.	72,578	298
	Alaska Communications
	Systems Holdings, Inc.	20,418	258
*	IDT Corp. Class B	18,058	249
*	Price Communications Corp.	13,462	228
*	U.S. Cellular Corp.	3,666	222
	Commonwealth
	Telephone Enterprises, Inc.	5,884	195
*	UbiquiTel Inc.	17,058	176
	North Pittsburgh
	Systems, Inc.	6,224	172
*^First Avenue Networks, Inc.		15,455	168
	Telephone & Data
	Systems, Inc.–
	Special Common Shares	4,164	162
*	@ Road, Inc.	29,200	161
*	Cogent
	Communications Group, Inc.	17,090	160
*	General Communication, Inc.	12,500	154
*	Premiere Global
	Services, Inc.	19,168	145
	Surewest Communications	7,400	143
	USA Mobility, Inc.	8,300	138
	D&E Communications, Inc.	11,929	129
	CT Communications, Inc.	5,500	126
	Atlantic Tele-Network, Inc.	5,359	112
	Shenandoah
	Telecommunications Co.	2,310	109
*	LCC International, Inc.
	Class A	23,763	89
	Iowa Telecommunications
	Services Inc.	4,400	83

			Market
			Value•
		Shares	($000)
*	Cbeyond
	Communications, Inc.	3,700	81
	Centennial
	Communications Corp.
	Class A	14,970	78
*	Covad Communications
	Group, Inc.	38,296	77
	Valor Communications
	Group, Inc.	6,646	76
*	Talk America Holdings, Inc.	12,070	75
*	Primus Telecommunications
	Group, Inc.	133,270	75
*	InPhonic, Inc.	11,200	71
*	Suncom Wireless
	Holdings, Inc. Class A	41,237	62
	Hector
	Communications Corp.	1,519	53
*	Wireless Facilities, Inc.	17,426	48
	Consolidated Communications
	Holdings, Inc.	2,283	38
*	Pac-West Telecom, Inc.	65,715	37
*	Syniverse Holdings Inc.	2,454	36
	FairPoint
	Communications, Inc.	1,900	27
*	IDT Corp.	1,658	22
*	Global Crossing Ltd.	1,200	21
*	Covista Communications, Inc.	3,805	4
*	Metro One
	Telecommunications, Inc.	3,900	3
*	Trinsic Inc.	39	—
			134,986
Utilities (3.5%)
	Exelon Corp.	204,494	11,621
	Duke Energy Corp.	380,039	11,162
	TXU Corp.	134,664	8,052
	Dominion Resources, Inc.	106,458	7,962
	Southern Co.	227,197	7,282
	FirstEnergy Corp.	101,043	5,478
	Public Service
	Enterprise Group, Inc.	77,045	5,094
	FPL Group, Inc.	114,931	4,756
	Entergy Corp.	63,671	4,505
	PG&E Corp.	107,756	4,233
	American Electric
	Power Co., Inc.	120,622	4,131
	PPL Corp.	116,597	3,766
*	AES Corp.	201,082	3,710
	Edison International	94,886	3,701
	Consolidated Edison Inc.	75,375	3,350
	Sempra Energy	71,287	3,242
	Ameren Corp.	62,557	3,159
	Progress Energy, Inc.	73,331	3,144
	Constellation Energy
	Group, Inc.	54,860	2,991
	Xcel Energy, Inc.	123,679	2,372
*	Mirant Corp.	85,527	2,292
	DTE Energy Co.	54,552	2,222
	KeySpan Corp.	53,518	2,162
	Questar Corp.	26,265	2,114
*	Allegheny Energy, Inc.	50,057	1,856
	NiSource, Inc.	83,594	1,826
*	NRG Energy, Inc.	31,542	1,520
	Wisconsin Energy Corp.	35,920	1,448
	Pepco Holdings, Inc.	58,289	1,374
	SCANA Corp.	33,547	1,294
	Alliant Energy Corp.	35,912	1,232
	Pinnacle West Capital Corp.	30,437	1,215
	MDU Resources Group, Inc.	33,093	1,212
	Equitable Resources, Inc.	34,871	1,168
	ONEOK, Inc.	34,120	1,161
*	Reliant Energy, Inc.	93,549	1,121
	Energy East Corp.	45,328	1,085
	CenterPoint Energy Inc.	85,690	1,071
	DPL Inc.	38,827	1,041
	OGE Energy Corp.	27,832	975
	Northeast Utilities	46,951	970
	TECO Energy, Inc.	63,842	954
	NSTAR	32,716	936
	Aqua America, Inc.	40,254	917
	AGL Resources Inc.	23,853	909
*	CMS Energy Corp.	67,656	875
	National Fuel Gas Co.	24,673	867
*	Sierra Pacific Resources	61,572	862
	Energen Corp.	21,457	824
	UGI Corp. Holding Co.	32,247	794
	Southern Union Co.	29,109	788
	Puget Energy, Inc.	35,551	764
	Hawaiian Electric
	Industries Inc.	24,902	695
	Atmos Energy Corp.	24,818	693
	Great Plains Energy, Inc.	24,360	679
*	Dynegy, Inc.	121,062	662
	Vectren Corp.	23,402	638
	WPS Resources Corp.	12,396	615
	Piedmont Natural Gas, Inc.	23,613	574
	Nicor Inc.	13,610	565
	Westar Energy, Inc.	26,681	562
	PNM Resources Inc.	20,121	502
*	Aquila, Inc.	114,519	482
	IDACORP, Inc.	13,053	448
	WGL Holdings Inc.	15,213	440
	Peoples Energy Corp.	11,794	424
	New Jersey
	Resources Corp.	8,644	404
	Duquesne Light
	Holdings, Inc.	24,414	401
	Southwest Gas Corp.	12,416	389
	Black Hills Corp.	11,241	386

		Market
		Value•
	Shares	($000)
ALLETE, Inc.	8,095	383
NorthWestern Corp.	11,011	378
Cleco Corp.	14,848	345
Northwest Natural Gas Co.	8,873	329
UniSource Energy Corp.	10,080	314
* El Paso Electric Co.	15,452	312
Avista Corp.	13,345	305
Otter Tail Corp.	9,375	256
The Laclede Group, Inc.	6,900	237
CH Energy Group, Inc.	4,806	231
American States Water Co.	6,158	220
South Jersey Industries, Inc.	7,700	211
UIL Holdings Corp.	3,579	201
SJW Corp.	7,898	200
Empire District Electric Co.	9,304	191
MGE Energy, Inc.	6,080	189
Southwest Water Co.	12,709	152
Cascade Natural Gas Corp.	7,200	152
California Water
Service Group	4,000	143
Connecticut Water
Services, Inc.	5,439	127
Central Vermont
Public Service Corp.	5,784	107
Ormat Technologies Inc.	2,500	95
Green Mountain Power Corp.	2,747	93
Middlesex Water Co.	2,983	56
Chesapeake Utilities Corp.	1,620	49
EnergySouth, Inc.	962	30
ITC Holdings Corp.	1,100	29
Maine & Maritimes Corp.	724	11
		158,465
Total Common Stocks
(Cost $4,164,227)		4,452,328

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
2	Vanguard Market
	Liquidity Fund, 5.136%	13,334,197	13,334
2	Vanguard Market Liquidity
	Fund, 5.136%—Note E	14,359,306	14,359
			27,693
		Face
		Amount
		($000)
U.S. Agency Obligations (0.1%)
3	Federal Home Loan Bank
4	5.382%, 9/29/06	1,500	1,481
3	Federal National
	Mortgage Assn.
4	4.847%, 7/5/06	1,500	1,500
			2,981
Total Temporary Cash Investments
(Cost $30,672)			30,674
Total Investments (100.3%)
(Cost $4,194,899)			4,483,002
Other Assets and Liabilities (–0.3%)
Other Assets			15,676
Liabilities—Note E			(27,972)
			(12,296)
Net Assets (100%)			4,470,706

At June 30, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	4,351,604
Undistributed Net Investment Income	328
Accumulated Net Realized Losses	(169,416)
Unrealized Appreciation
Investment Securities	288,103
Futures Contracts	87
Net Assets	4,470,706

Institutional Shares—Net Assets
Applicable to 19,986,724 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	552,994
Net Asset Value Per Share—
Institutional Shares	$27.67

Institutional Plus Shares—Net Assets
Applicable to 141,591,634 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,917,712
Net Asset Value Per Share—
Institutional Plus Shares	$27.67

*	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $2,981,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	36,811
Interest[1]	508
Security Lending	347
Total Income	37,666
Expenses
The Vanguard Group—Note B
Management and Administrative
Institutional Shares	63
Institutional Plus Shares	481
Total Expenses	544
Net Investment Income	37,122
Realized Net Gain (Loss)
Investment Securities Sold	(6,108)
Futures Contracts	89
Realized Net Gain (Loss)	(6,019)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	92,976
Futures Contracts	420
Change in Unrealized Appreciation (Depreciation)	93,396
Net Increase (Decrease) in Net Assets Resulting from Operations	124,499

1 Interest income from an affiliated company of the fund was $471,000.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,122	25,719
Realized Net Gain (Loss)	(6,019)	25,035
Change in Unrealized Appreciation (Depreciation)	93,396	30,234
Net Increase (Decrease) in Net Assets Resulting from Operations	124,499	80,988
Distributions
Net Investment Income
Institutional Shares	(3,528)	(7,973)
Institutional Plus Shares	(33,955)	(17,181)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(37,483)	(25,154)
Capital Share Transactions—Note F
Institutional Shares	425,284	(667,087)
Institutional Plus Shares	242,130	3,087,627
Net Increase (Decrease) from Capital Share Transactions	667,414	2,420,540
Total Increase (Decrease)	754,430	2,476,374
Net Assets
Beginning of Period	3,716,276	1,239,902
End of Period[1]	4,470,706	3,716,276

1 Net Assets—End of Period includes undistributed net investment income of $328,000 and $689,000.

Financial Highlights

Institutional Shares

	Six Months
	Ended					Aug. 31[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$27.00	$25.83	$23.33	$18.00	$23.10	$22.72
Investment Operations
Net Investment Income	.24	.398	.425[2]	.33	.32	.098
Net Realized and Unrealized Gain
(Loss) on Investments	.67	1.169	2.498	5.33	(5.10)	.421
Total from Investment Operations	.91	1.567	2.923	5.66	(4.78)	.519
Distributions
Dividends from Net Investment Income	(.24)	(.397)	(.423)	(.33)	(.32)	(.139)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.24)	(.397)	(.423)	(.33)	(.32)	(.139)
Net Asset Value, End of Period	$27.67	$27.00	$25.83	$23.33	$18.00	$23.10

Total Return	3.37%	6.14%	12.65%	31.70%	–20.77%	2.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$553	$129	$789	$563	$245	$358
Ratio of Total Expenses to
Average Net Assets	0.05%[3]	0.05%	0.06%	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to
Average Net Assets	1.77%[3]	1.77%	1.83%[2]	1.62%	1.45%	1.33%[3]
Portfolio Turnover Rate[4]	8%[3]	21%[5]	22%	11%	9%	15%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $0.058 and 0.27%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

5 Includes activity related to a change in the fund’s target index.

Institutional Plus Shares

	Six Months
	Ended					May 31[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$27.00	$25.83	$23.33	$18.00	$23.10	$25.00
Investment Operations
Net Investment Income	.240	.404	.434[2]	.337	.327	.151
Net Realized and Unrealized Gain
(Loss) on Investments	.673	1.169	2.498	5.330	(5.100)	(1.900)
Total from Investment Operations	.913	1.573	2.932	5.667	(4.773)	(1.749)
Distributions
Dividends from Net Investment Income	(.243)	(.403)	(.432)	(.337)	(.327)	(.151)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.243)	(.403)	(.432)	(.337)	(.327)	(.151)
Net Asset Value, End of Period	$27.67	$27.00	$25.83	$23.33	$18.00	$23.10

Total Return	3.38%	6.17%	12.69%	31.74%	–20.74%	–6.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,918	$3,587	$451	$479	$680	$1,189
Ratio of Total Expenses to
Average Net Assets	0.025%[3]	0.025%	0.025%	0.025%	0.025%	0.025%[3]
Ratio of Net Investment Income to
Average Net Assets	1.80%[3]	1.80%	1.87%[2]	1.64%	1.48%	1.36%[3]
Portfolio Turnover Rate[4]	8%[3]	21%[5]	22%	11%	9%	15%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $0.058 and 0.27%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

5 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $163,730,000 to offset future net capital gains of $4,981,000 through December 31, 2009, $99,548,000 through December 31, 2010, $44,357,000 through December 31, 2011, $5,005,000 through December 31, 2012, $9,611,000 through December 31, 2013, and $228,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $288,103,000, consisting of unrealized gains of $450,289,000 on securities that had risen in value since their purchase and $162,186,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the related unrealized appreciation (depreciation) were:

		($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	44	14,073	38
Russell 2000 Index	5	1,829	31
S&P MidCap 400 Index	2	772	18

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2006, the fund purchased $853,569,000 of investment securities and sold $176,303,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2006, was $13,609,000, for which the fund received cash collateral of $14,359,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	435,373	15,556	29,069	1,127
Issued in Lieu of Cash Distributions	3,528	128	7,999	312
Redeemed	(13,617)	(493)	(704,155)	(27,171)
Net Increase (Decrease)—Institutional Shares	425,284	15,191	(667,087)	(25,732)

Institutional Plus Shares
Issued	396,280	14,284	3,221,916	120,466
Issued in Lieu of Cash Distributions	30,448	1,100	11,107	409
Redeemed	(184,598)	(6,621)	(145,396)	(5,516)
Net Increase (Decrease)—Institutional Plus Shares	242,130	8,763	3,087,627	115,359

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2005	6/30/2006	Period[1]
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,033.71	$0.25
Institutional Plus Shares	1,000.00	1,033.82	0.13

Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.55	$0.25
Institutional Plus Shares	1,000.00	1,024.67	0.13

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.05% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the fund prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has approved the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board noted that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s performance, including some of the data considered by the board, can be found in the Performance Summary section of this report.

Cost

The Institutional Total Stock Market Index Fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
141 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners
Trustee since January 2001	(pro bono ventures in education); Senior Advisor to Greenwich Associates
141 Vanguard Funds Overseen	(international business strategy consulting); Successor Trustee of Yale University;
Overseer of the Stern School of Business at New York University; Trustee of the
Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive
Trustee since December 2001[2]	Officer of Rohm and Haas Co. (chemicals); Board Member of the American
141 Vanguard Funds Overseen	Chemistry Council;Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage
Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg
141 Vanguard Funds Overseen	School for Communication, and Graduate School of Education of the University of
Pennsylvania since 2004; Provost (2001–2004) and Laurance S. Rockefeller
Professor of Politics and the University Center for Human Values (1990–2004),
Princeton University; Director of Carnegie Corporation of New York and of
Philadelphia 2016 (since 2005) and of Schuylkill River Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer (since January 2006), Vice President and Chief
141 Vanguard Funds Overseen	Information Officer (1997–2005), and Member of the Executive Committee of
Johnson & Johnson (pharmaceuticals/consumer products); Director of the University
Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of
Trustee since December 2004	Finance and Banking, Harvard Business School (since 2000); Senior Associate
141 Vanguard Funds Overseen	Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business
School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003);
Director of registered investment companies advised by Merrill Lynch Investment
Managers and affiliates (1985–2004),Genbel Securities Limited (South African
financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd.
(South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief
Trustee since January 1993	Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/
141 Vanguard Funds Overseen	lignite);Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief
Trustee since April 1985	Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc.
141 Vanguard Funds Overseen	(diesel engines),MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp.
(pharmaceutical distribution); Trustee of Vanderbilt University and of Culver
Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
141 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
141 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™> www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship logo
are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services> 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
The funds or securities referred to herein	To get the report, visit either www.vanguard.com
that are offered by The Vanguard Group	or www.sec.gov.
and track an MSCI index are not sponsored,
endorsed, or promoted by MSCI, and	You can review and copy information about your fund
MSCI bears no liability with respect to	at the SEC’s Public Reference Room in Washington, D.C.
any such funds or securities. For such	To find out more about this public service, call the SEC
funds or securities, the prospectus or	at 202-551-8090. Information about your fund is also
the Statement of Additional Information	available on the SEC’s website, and you can receive
contains a more detailed description of	copies of this information, for a fee, by sending a
the limited relationship MSCI has with	request in either of two ways: via e-mail addressed to
The Vanguard Group.	publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8712 082006

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 21, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.